[NATIONS FUNDS LOGO]                                           [GRAPHIC OF TREE]

                                                  INVESTMENTS FOR A LIFETIME(SM)

DOMESTIC                                                  Nations
STOCK                                                     Balanced Assets
FUNDS                                                     Fund

                                                          Nations
                                                          Equity Income
                                                          Fund

                                                          Nations Value Fund

                                                          Nations Marsico
                                                          Growth & Income
                                                          Fund

                                                          Nations
                                                          Equity Index
                                                          Fund

                                                          Nations
                                                          Capital Growth
                                                          Fund

                                                          Nations
                                                          Disciplined Equity
                                                          Fund

                                                          Nations Marsico
                                                          Focused Equities
                                                          Fund

                                                          Nations
                                                          Emerging Growth
                                                          Fund

                                                          Nations
SEMI-ANNUAL REPORT FOR THE PERIOD                         Small Company
ENDED SEPTEMBER 30, 1998                                  Growth Fund

                     [BACKGROUND GRAPHIC DEPICTING BASKETS]


THIS REPORT IS SUBMITTED FOR
THE GENERAL INFORMATION OF
SHAREHOLDERS OF NATIONS FUNDS.
THIS MATERIAL MUST BE PRECEDED OR
ACCOMPANIED BY A CURRENT NATIONS
FUNDS PROSPECTUS.

NATIONS FUNDS DISTRIBUTOR:
STEPHENS INC. STEPHENS INC., WHICH
IS NOT AFFILIATED WITH NATIONSBANK,
N.A., IS NOT A BANK, AND SECURITIES
OFFERED BY IT ARE NOT GUARANTEED BY
ANY BANK OR INSURED BY THE FDIC.
STEPHENS INC., MEMBER NYSE, SIPC.

NATIONS FUNDS INVESTMENT ADVISER:
NATIONSBANC ADVISORS, INC.

     -----------------
         NOT FDIC-
          INSURED
     -----------------
       MAY LOSE VALUE
     -----------------
     NO BANK GUARANTEE
     -----------------

NATIONS FUNDS

DEAR SHAREHOLDER:

Thus far in 1998, equity investors have experienced a "roller-coaster" ride that has been both dramatic and ugly. Stock mutual funds of almost every stripe and color fell sharply during the third quarter. According to Lipper Analytical Services, Inc., the average diversified U.S. stock fund posted a negative 15% return during the quarter, with small company funds losing over 21%. International equity funds also experienced downturns over the last three months, with diversified international funds losing 16% on average and emerging markets funds sliding a steep 23%.*

The three months ending September 30 represented the worst quarter for U.S. stock funds since the third quarter of 1990. At that time, we were in a heated showdown with Saddam Hussein and Iraq. The obvious question on everyone's mind today is: what are the drivers causing the extreme volatility being experienced in the markets? We think the answer may be as simple as a shift in psychology by investors. From January 1997 through July 1998, investors were comfortable with assuming risk -- almost too comfortable. Equity valuations reflected a close to perfect environment. Bond yield comparisons to U.S. Treasuries also reflected a comfort with credit risk. However, Russia's debt default in August 1998 was the last in a combination of bad news and uncertainties that changed the prevailing mind set and compelled investors to run for cover. Global anxieties were sufficient overall to push investors in one direction: "risk avoidance."

As we look forward, several thoughts come to mind that lead us to remain optimistic: 1) interest rates have dropped to thirty-year lows and the U.S. economy is very rate sensitive; 2) inflation remains in check; 3) corporate profits, while slowing, should pick up if our economy avoids recession; 4) Japan's government is attacking its banking crisis with an approach similar to that used in the U.S. savings and loan crisis in the 1980s, and 5) the Federal Reserve Board has twice moved in the last months to lower the target on the Federal funds rate in an effort to fend off any "credit crunch."

While the risk for recession in 1999 is growing, we believe that conditions in the U.S. will remain sound and that next year will be another year of positive economic activity. Consistent monetary policy, a solid fiscal condition, low inflation, and high employment are important ingredients for our economic picture. Investors need to remain alert and appreciate the fact that changing conditions may translate into further market volatility. On behalf of our shareholders, we will stay vigilant in our work as we pursue the Funds' objectives.

Sincerely,

/s/ A. Max Walker
A. MAX WALKER
President and Chairman of the Board

/s/ Robert H. Gordon
ROBERT H. GORDON
President NationsBanc Advisors, Inc.

September 30, 1998

Source for all statistical data: TradeStreet Investment Associates, Inc. *Lipper Analytical Services, Inc. is an independent fund performance monitor.

              PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

Table
Of
Contents

                                     FINANCIAL STATEMENTS
                                     Statements of Net Assets                                        2
                                     Statements of Operations                                       30
                                     Statements of Changes in Net Assets                            32
                                     Schedules of Capital Stock Activity                            36
                                     Financial Highlights                                           46
                                     Notes to Financial Statements                                  66

NATIONS FUNDS
Nations Balanced Assets Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

                                                           VALUE
 SHARES                                                    (000)
------------------------------------------------------------------
            COMMON STOCKS -- 64.2%
            AEROSPACE AND DEFENSE -- 2.7%
  13,525    AlliedSignal Inc. ..........................  $    478
  13,650    Litton Industries, Inc.++...................       819
   6,225    Lockheed Martin Corporation.................       628
  23,275    Raytheon Company, Class B...................     1,255
  14,275    United Technologies Corporation.............     1,091
                                                          --------
                                                             4,271
                                                          --------
            APPAREL AND TEXTILES -- 1.8%
  41,500    Liz Clairborne Inc. ........................     1,087
  27,000    National Service Industries Inc. ...........       861
  70,950    Reebok International Ltd.++.................       962
                                                          --------
                                                             2,910
                                                          --------
            AUTOMOBILE PARTS MANUFACTURERS -- 2.2%
  16,500    Eaton Corporation...........................     1,034
  13,500    Lear Corporation++..........................       591
  53,685    Snap-On Inc. ...............................     1,654
                                                          --------
                                                             3,279
                                                          --------
            BANKS -- 3.8%
  19,000    Bank of New York Inc. ......................       520
  21,350    Chase Manhattan Corporation.................       923
   5,300    Citicorp....................................       493
  72,050    First Security Corporation..................     1,207
  13,700    Mellon Bank Corporation.....................       754
  23,695    One Valley Bancorp..........................       766
  30,225    PNC Bank Corporation........................     1,360
                                                          --------
                                                             6,023
                                                          --------
            BEVERAGES -- 1.7%
  28,000    Anheuser-Bush Companies, Inc. ..............     1,512
  40,000    PepsiCo Inc. ...............................     1,178
                                                          --------
                                                             2,690
                                                          --------
            BUILDING PRODUCTS -- AIR & HEATING -- 0.8%
  24,250    Armstrong World Industries, Inc. ...........     1,297
                                                          --------
            CHEMICALS -- BASIC -- 0.4%
  10,725    PPG Industries, Inc. .......................       585
                                                          --------
            CHEMICALS -- SPECIALTY -- 1.2%
  19,700    Sigma-Aldrich Corporation...................       569
  59,495    Witco Corporation...........................     1,249
                                                          --------
                                                             1,818
                                                          --------
            COMPUTER INDUSTRY -- 0.8%
  60,570    Flowserve Corporation.......................     1,227
                                                          --------
            COMPUTER SERVICES -- 4.0%
  24,200    Compaq Computer Corporation.................       765
  46,100    Computer Associates International, Inc. ....     1,706
  28,375    Hewlett-Packard Company.....................     1,502
  10,900    International Business Machines
             Corporation................................     1,395
  18,700    Sun Microsystems Inc.++.....................       931
                                                          --------
                                                             6,299
                                                          --------
            COMPUTER SOFTWARE -- 0.7%
  46,175    First Data Corporation......................     1,085
                                                          --------
            COSMETICS AND TOILETRY -- 1.6%
  52,075    Alberto-Culver Company......................     1,217
  33,850    Kimberly-Clark Corporation..................     1,371
                                                          --------
                                                             2,588
                                                          --------

------------------------------------------------------------------
                                                           VALUE
 SHARES                                                    (000)
            DRUGS -- 2.6%
   4,700    American Home Products Corporation..........  $    246
  10,600    Bristol-Myers Squibb Company................     1,101
  10,000    Merck & Company Inc. .......................     1,296
  13,900    Schering-Plough Corporation.................     1,440
                                                          --------
                                                             4,083
                                                          --------
            DURABLE GOODS -- WHOLESALE -- 0.6%
  24,545    Avnet, Inc. ................................       904
                                                          --------
            ELECTRIC POWER -- 4.2%
  10,700    Consolidated Edison Company New York Inc. ..       558
  26,250    Dominion Resources Inc. ....................     1,171
  32,000    Energy East Corporation.....................     1,632
  16,900    Entergy Corporation.........................       520
  11,300    Florida Progress Corporation................       489
  61,950    Questar Corporation.........................     1,193
  22,600    Texas Utilities Company.....................     1,052
                                                          --------
                                                             6,615
                                                          --------
            ELECTRONICS -- 2.5%
  16,600    AMP Inc. ...................................       593
  72,950    Arrow Electronics, Inc.++...................       957
  37,450    Harris Corporation..........................     1,198
  47,050    SCI Systems Inc.++..........................     1,267
                                                          --------
                                                             4,015
                                                          --------
            FINANCIAL SERVICES -- 3.4%
  23,300    Ahmanson (H.F.) & Company...................     1,293
  37,580    Allstate Corporation........................     1,567
  24,100    Paine Webber Group, Inc. ...................       723
  38,275    Southtrust Corporation......................     1,337
  13,900    Travelers Group Inc.........................       521
                                                          --------
                                                             5,441
                                                          --------
            FOOD PRODUCERS -- 3.4%
  26,300    Interstate Bakeries Corporation.............       815
  37,500    Nabisco Holdings Corporation, Class A.......     1,348
  17,200    Quaker Oats Company.........................     1,015
  26,975    Sara Lee Corporation........................     1,456
   9,200    Suiza Foods Corporation++...................       288
   7,400    Unilever N.V., ADR..........................       453
                                                          --------
                                                             5,375
                                                          --------
            FURNITURE AND APPLIANCES -- 0.2%
  11,075    Rubbermaid, Inc.............................       265
                                                          --------
            INSURANCE -- 3.0%
  14,000    CIGNA Corporation...........................       926
  40,500    Conseco Inc. ...............................     1,238
  23,750    Hartford Financial Services Group Inc. .....     1,127
  45,835    St. Paul Companies Inc. ....................     1,490
                                                          --------
                                                             4,781
                                                          --------
            MEDIA -- 0.8%
  50,200    CBS Corporation.............................     1,217
                                                          --------
            MEDICAL PRODUCTS AND SUPPLIES -- 1.7%
  20,375    Bard (C.R.) Inc. ...........................       751
  25,025    Johnson & Johnson...........................     1,958
                                                          --------
                                                             2,709
                                                          --------
            MEDICAL SERVICES -- 2.6%
  31,100    Beverly Enterprises Inc.++..................       249
  39,600    Columbia/HCA Healthcare Corporation.........       794

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Balanced Assets Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

                                                           VALUE
 SHARES                                                    (000)
------------------------------------------------------------------
            MEDICAL SERVICES -- (CONTINUED)
  54,700    Tenet Healthcare Corporation++..............  $  1,573
  27,800    Wellpoint Health Networks Inc.++............     1,559
                                                          --------
                                                             4,175
                                                          --------
            MISCELLANEOUS MANUFACTURER -- 0.7%
  38,225    Olin Corporation............................     1,097
                                                          --------
            OIL -- INTERNATIONAL -- 1.0%
  11,650    Mobil Corporation...........................       885
  31,025    Occidental Petroleum Corporation............       667
                                                          --------
                                                             1,552
                                                          --------
            OIL -- REFINING & MARKETING -- 3.6%
  50,700    Coastal Corporation.........................     1,711
   8,800    Columbia Energy Group.......................       516
  53,800    Equitable Resources Inc. ...................     1,369
  36,250    Phillips Petroleum Company..................     1,647
  22,250    Ultramar Diamond Shamrock Corporation.......       506
                                                          --------
                                                             5,749
                                                          --------
            RESTAURANTS AND LODGING -- 1.1%
  53,550    Hilton Hotels Corporation...................       914
  40,860    Wendy's International.......................       907
                                                          --------
                                                             1,821
                                                          --------
            RETAIL -- DISCOUNT -- 0.2%
  16,825    Consolidated Stores Corporation++...........       330
                                                          --------
            RETAIL -- GENERAL -- 0.7%
  37,000    Dillards Inc., Class A......................     1,048
                                                          --------
            TELECOMMUNICATIONS -- 2.2%
  48,025    ALLTEL Corporation..........................     2,275
   5,900    Ericsson (L.M.) Telephone Company, ADR......       108
  55,900    Scientific-Atlanta Inc. ....................     1,181
                                                          --------
                                                             3,564
                                                          --------
            TOBACCO -- 1.0%
  22,800    Philip Morris Companies Inc. ...............     1,050
  17,200    UST Inc. ...................................       508
                                                          --------
                                                             1,558
                                                          --------
            TRANSPORTATION -- RAILROADS -- 0.7%
  34,545    Burlington Northern Santa Fe Inc. ..........     1,105
                                                          --------
            TRUCKING AND SHIPPING -- 1.4%
  29,050    CNF Transportation Inc. ....................       846
  52,475    Ryder Systems Inc. .........................     1,305
                                                          --------
                                                             2,151
                                                          --------
            UTILITIES -- NATURAL GAS -- 0.9%
  52,100    Williams Companies Inc. ....................     1,498
                                                          --------
            UTILITIES -- TELEPHONE -- 4.0%
  23,900    AT&T Corporation............................     1,397
   7,100    BellSouth Corporation.......................       534
  24,325    GTE Corporation.............................     1,338
  15,700    MCI WorldCom Inc.++.........................       767
  53,000    SBC Communications Inc. ....................     2,355
                                                          --------
                                                             6,391
                                                          --------
            TOTAL COMMON STOCKS (Cost $109,808).........   101,516
                                                          --------

PRINCIPAL
 AMOUNT                                                    VALUE
  (000)                                                    (000)
------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 3.5%
$    990    Chase Manhattan Credit Card Master Trust,
             Series 1996-4, Class A
             6.730% 02/15/03............................  $    999
   1,550    CS First Boston Mortgage Securities
             Corporation, Series 1996-2, Class A4,
             6.620% 09/25/09............................     1,579
     546    EQCC Home Equity Loan Trust, Series 1996-2,
             Class A2,
             6.700% 09/15/08............................       549
      55    Freddie Mac Certificates, REMIC PAC, Series
             138, Class D,
             8.500% 02/15/21............................        56
     500    IMC Home Equity Loan Trust, 6.540%
             11/20/12...................................       510
            Premier Auto Trust:
   1,250     Series 1997-7, Class A3,
             6.530% 12/06/03............................     1,291
     250     Series 1998-1, Class B,
             5.920% 10/06/04............................       254
     325    Standard Credit Card Master Trust, Series
             1995-9, Class B,
             6.650% 10/07/07............................       346
                                                          --------
            TOTAL ASSET-BACKED SECURITIES (Cost
             $5,469)....................................     5,584
                                                          --------
            CORPORATE BONDS AND NOTES -- 10.6%
            AEROSPACE -- 0.2%
     250    Raytheon Company, Notes,
             6.750% 08/15/07............................       268
                                                          --------
            BANKING AND FINANCE -- 6.7%
     350    American Express Credit, Deb.,
             8.500% 06/15/99............................       357
     875    Bell Atlantic Corporation, MTN,
             7.630% 10/15/09............................     1,060
            ERAC USA Finance Company:
     250     Bonds, 6.950% 03/01/04**...................       263
     500     Notes, 6.625% 02/15/05**...................       519
     500    FCB/NB Capital Trust I, Gtd. Notes,
             8.050% 03/01/28**..........................       514
     660    Federal Home Loan Mortgage Corporation,
             Deb.,
             6.200% 09/08/08............................       660
     500    Federal National Mortgage Association, Deb.,
             6.350% 06/10/05............................       542
     250    First Union Corporation, Bonds,
             8.040% 12/01/26............................       271
     500    Ford Motor Credit Company, MTN,
             6.800% 04/23/01............................       520
            GMAC, Deb.:
     500     8.750% 07/15/05............................       594
     250     8.875% 06/01/10............................       321
     500    Goldman Sachs Group, LP, Notes,
             6.625% 12/01/04**..........................       535
     500    Lehman Brothers Holdings, MTN,
             7.250% 04/15/03............................       508
   1,000    Merrill Lynch & Company, Notes,
             6.700% 08/01/00............................     1,024
     750    Popular Inc., MTN,
             6.375% 09/15/03............................       763
     750    Salomon, Inc., Notes,
             6.625% 11/30/00............................       768
     500    Spintab AB, Bonds,
             7.500% 08/14/49**..........................       518

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Balanced Assets Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                    VALUE
  (000)                                                    (000)
------------------------------------------------------------------
            BANKING AND FINANCE -- (CONTINUED)
$    250    Union Planters Corporation, Sub. Notes,
             8.200% 12/15/26............................  $    258
     250    Wells Fargo Capital I, Gtd. Notes,
             7.960% 12/15/26............................       269
     250    Zurich Capital Trust I, Gtd. Notes,
             8.376% 06/01/37**..........................       273
                                                          --------
                                                            10,537
                                                          --------
            INDUSTRIAL -- 1.4%
     500    Auburn Hills Trust Certificates, Deb.,
             12.000% 05/01/20...........................       836
     500    Ford Motor Company, Deb.,
             7.400% 11/01/46............................       569
     250    Healthsouth Corporation, Sr. Notes,
             6.875% 06/15/05**..........................       264
     500    Xerox Capital Trust I, Gtd. Notes,
             8.000% 02/01/27............................       534
                                                          --------
                                                             2,203
                                                          --------
            INSURANCE -- 0.1%
     250    American Re Corporation, Sr. Note,
             7.450% 12/15/26............................       276
                                                          --------
            TELECOMMUNICATIONS -- 0.2%
     250    GTE Corporation, Notes,
             6.600% 09/22/05............................       267
                                                          --------
            TRANSPORTATION -- 0.2%
     250    Norfolk Southern Corporation, Notes,
             7.350% 05/15/07............................       281
                                                          --------
            UTILITY -- ELECTRIC -- 0.6%
   1,000    Northern State Power, Minnesota, First
             Mortgage,
             5.500% 02/01/99............................     1,001
                                                          --------
            UTILITY -- TELEPHONE -- 0.7%
     400    AT&T Corporation, Deb.,
             8.125% 01/15/22............................       438
     500    Ches Pot Telephone, Maryland, Deb.,
             8.000% 10/15/29............................       627
                                                          --------
                                                             1,065
                                                          --------
            WASTE DISPOSAL -- 0.2%
     250    U.S.A. Waste Services Inc., Sr. Notes,
             7.125% 10/01/07............................       272
                                                          --------
            OTHER -- 0.3%
     500    Dominion Resources Capital Trust I, Gtd.
             Notes,
             7.830% 12/01/27**..........................       521
                                                          --------
            TOTAL CORPORATE BONDS AND NOTES (Cost
             $15,857)...................................    16,691
                                                          --------
            MORTGAGE-BACKED SECURITIES -- 6.1%
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
             CERTIFICATES -- 3.0%
     199     8.000% 07/01/10............................       205
            Gold:
   1,779     6.500% 08/01/10............................     1,816
     702     7.000% 06/01/11............................       722
      71     8.000% 06/01/99............................        72
   1,656     8.000% 09/01/25............................     1,715
     193     8.500% 02/01/00............................       196
                                                          --------
                                                             4,726
                                                          --------

PRINCIPAL
 AMOUNT                                                    VALUE
  (000)                                                    (000)
------------------------------------------------------------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
             CERTIFICATES -- 1.2%
$    587     7.000% 01/25/21............................  $    613
     231     7.500% 02/01/25............................       239
      94     8.000% 06/01/99............................        94
     886     8.500% 08/01/11............................       931
                                                          --------
                                                             1,877
                                                          --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
             CERTIFICATES -- 1.9%
   2,176     7.500% 10/15/27............................     2,255
     747     7.500% 12/15/23............................       775
       8     10.000% 02/15/18...........................         8
                                                          --------
                                                             3,038
                                                          --------
            TOTAL MORTGAGE-BACKED SECURITIES (Cost
             $9,437)....................................     9,641
                                                          --------
            U.S. TREASURY SECURITIES -- 13.9%
            U.S. TREASURY BOND -- 5.2%
   2,900     6.250% 08/15/23............................     3,319
     575     6.750% 08/15/26............................       706
   2,400     7.500% 05/15/02............................     2,649
     500     9.250% 02/15/16............................       736
     500     12.000% 08/15/13...........................       782
                                                          --------
                                                             8,192
                                                          --------
            U.S. TREASURY NOTES -- 8.7%
   3,000     5.375% 02/15/01............................     3,068
   4,200     5.500% 02/15/08............................     4,543
     425     5.750% 11/15/00............................       437
      50     5.750% 11/30/02............................        53
   1,200     6.125% 08/15/07............................     1,343
   1,500     7.500% 10/31/99............................     1,545
   2,550     7.875% 08/15/01............................     2,787
                                                          --------
                                                            13,776
                                                          --------
            TOTAL U.S. TREASURY SECURITIES (Cost
             $20,597)...................................    21,968
                                                          --------

 SHARES
--------
            INVESTMENT COMPANY -- 1.3% (Cost $1,990)
1,990,000   Nations Cash Reserves(a)....................     1,990
                                                          --------

          TOTAL INVESTMENTS
            (Cost $163,158*)..................   99.6%    157,390
                                                         --------
          OTHER ASSETS AND LIABILITIES........    0.4%
          Receivable for investment securities.......         626
          Receivable for fund shares sold............         139
          Dividends and interest receivable..........         884
          Payable for investment securities..........        (209)
          Shareholder servicing and distribution fees
            payable..................................        (475)
          Investment advisory fee payable............         (98)
          Accrued Trustees'/Directors' fees and
            expenses.................................         (13)
          Administration fee payable.................         (13)
          Accrued expenses and other liabilities.....        (139)
                                                         --------
          TOTAL OTHER ASSETS AND LIABILITIES (NET)...
                                                              702
                                                         --------
          NET ASSETS..........................  100.0%   $158,092
                                                         ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Balanced Assets Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

                                                          VALUE
                                                          (000)
-----------------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and redemption
            price per share ($57,480,000/6,029,978
            shares outstanding)......................       $9.53
                                                          -------
                                                          -------
          PRIMARY B SHARES:
          Net asset value, offering and redemption
            price per share ($1,655,000/173,511
            shares outstanding)......................       $9.54
                                                          -------
                                                          -------
          INVESTOR A SHARES:
          Net asset value, offering and redemption
            price per share ($25,256,000/2,653,608
            shares outstanding)......................       $9.52
                                                          -------
                                                          -------
          INVESTOR B SHARES:
          Net asset value and offering price per
            share# ($72,181,000/7,602,260 shares
            outstanding).............................       $9.49
                                                          -------
                                                          -------
          INVESTOR C SHARES:
          Net asset value, offering and redemption
            price per share ($1,521,000/160,807
            shares outstanding)......................       $9.46
                                                          -------
                                                          -------
          AT SEPTEMBER 30, 1998, NET ASSETS
            CONSIST OF:
          Paid-in capital............................    $165,287
          Undistributed net investment income........         125
          Accumulated net realized loss on
            investments sold.........................      (1,552)
          Unrealized depreciation of investments.....      (5,768)
                                                         --------
          NET ASSETS..........................           $158,092
                                                         ========

---------------

 * Federal Income Tax Information: Net unrealized depreciation of investment securities was comprised of gross appreciation of $6,733,000 and gross depreciation of $12,501,000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $163,158,000.

 ** Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended ("the 1933 Act"). These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 ++  Non-income producing security.

 # Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.

(a) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Equity Income Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

                                                            VALUE
  SHARES                                                    (000)
-------------------------------------------------------------------
             COMMON STOCKS -- 93.3%
             AEROSPACE AND DEFENSE -- 5.3%
   133,200   Allied Signal Inc. .........................  $  4,712
    91,550   Lockhead Martin Corporation.................     9,229
   281,100   Raytheon Company............................    15,162
   210,700   TRW Inc. ...................................     9,350
    93,300   United Technologies Corporation.............     7,132
                                                           --------
                                                             45,585
                                                           --------
             APPAREL AND TEXTILES -- 1.2%
   393,775   Liz Claiborne Inc. .........................    10,312
                                                           --------
             AUTOMOBILE PARTS MANUFACTURERS -- 4.2%
   598,225   Cooper Tire & Rubber Company................    10,768
   120,375   Eaton Corporation...........................     7,546
   536,350   Genuine Parts Company.......................    16,124
    48,300   Snap-On Inc. ...............................     1,488
                                                           --------
                                                             35,926
                                                           --------
             BANKS -- 5.4%
   167,400   Banc One Corporation........................     7,136
    82,750   Bankers Trust Corporation...................     4,882
   189,300   Chase Manhattan Corporation.................     8,187
   175,400   Crestar Financial Corporation...............     9,954
   128,100   Fleet Financial Group Inc. .................     9,407
   159,625   PNC Bank Corporation........................     7,183
                                                           --------
                                                             46,749
                                                           --------
             BEVERAGES -- 1.4%
    27,600   Anheuser-Busch Companies Inc. ..............     1,490
   357,350   PepsiCo Inc. ...............................    10,520
                                                           --------
                                                             12,010
                                                           --------
             BUILDING PRODUCTS -- 2.2%
   205,250   Armstrong World Industries Inc. ............    10,981
   224,625   York International Corporation..............     7,497
                                                           --------
                                                             18,478
                                                           --------
             CHEMICALS -- BASIC -- 1.9%
   178,900   Imperial Chemical Industries PLC, ADR.......     5,680
   376,300   Mallinckrodt Group Inc. ....................     7,643
   221,150   Wellman Inc. ...............................     2,820
                                                           --------
                                                             16,143
                                                           --------
             CHEMICALS -- SPECIALTY -- 4.3%
   456,250   Engelhard Corporation.......................     8,070
   356,325   Lubrizol Corporation........................     9,465
 1,068,875   RPM Inc. ...................................    15,432
   201,240   Witco Corporation...........................     4,226
                                                           --------
                                                             37,193
                                                           --------
             COMPUTER RELATED -- 2.6%
    77,225   Adobe Systems Inc. .........................     2,679
   282,350   Autodesk Inc. ..............................     7,412
   226,250   Hewlett-Packard Company.....................    11,977
                                                           --------
                                                             22,068
                                                           --------
             COMPUTER SERVICES -- 1.2%
   287,750   Computer Associates International Inc. .....    10,647
                                                           --------
             CONTAINERS -- 0.9%
   291,800   Crown Cork & Seal Inc. .....................     7,806
                                                           --------
             COSMETICS AND TOILETRY -- 1.2%
   250,700   Kimberly-Clark Corporation..................    10,153
                                                           --------
             DATA PROCESSING/MANAGEMENT -- 0.8%
   276,700   First Data Corporation......................     6,502
                                                           --------

-------------------------------------------------------------------
                                                            VALUE
  SHARES                                                    (000)
             DIVERSIFIED -- 3.5%
   186,879   Cooper Industries Inc. .....................  $  7,615
   225,900   Fluor Corporation...........................     9,276
   214,100   National Service Industries.................     6,825
   113,100   PPG Industries Inc. ........................     6,171
                                                           --------
                                                             29,887
                                                           --------
             DURABLE GOODS -- WHOLESALE -- 0.7%
   172,400   Avnet, Inc. ................................     6,346
                                                           --------
             ELECTRIC POWER -- 4.4%
   271,700   CINergy Corporation.........................    10,393
   139,045   Duke Power Company..........................     9,203
   230,760   PacifiCorp..................................     4,428
   331,300   SCANA Corporation...........................    11,119
    62,900   Texas Utilities Company.....................     2,929
                                                           --------
                                                             38,072
                                                           --------
             ELECTRICAL EQUIPMENT -- 0.4%
   130,700   Raychem Corporation.........................     3,186
                                                           --------
             ELECTRONICS -- 2.4%
   141,825   AMP Inc. ...................................     5,070
   216,125   Harris Corporation..........................     6,916
   227,800   Thomas & Betts Corporation..................     8,671
                                                           --------
                                                             20,657
                                                           --------
             FINANCIAL SERVICES -- 0.4%
    93,700   Travelers Group Inc. .......................     3,514
                                                           --------
             FOOD PRODUCERS -- 3.6%
   115,400   Bestfoods...................................     5,590
    54,700   Chiquita Brands International Inc. .........       578
   119,400   General Mills Inc. .........................     8,358
   305,350   McCormack & Company.........................     8,874
   138,960   Sara Lee Corporation........................     7,504
                                                           --------
                                                             30,904
                                                           --------
             FOOD RETAILERS -- 0.8%
   315,800   Supervalu Inc. .............................     7,362
                                                           --------
             FURNITURE AND APPLIANCES -- 0.5%
   168,917   Rubbermaid Inc. ............................     4,043
                                                           --------
             GAS DISTRIBUTION -- 2.3%
    29,500   AGL Resources Inc. .........................       572
   217,700   MarketSpan Corporation......................     6,245
   119,000   NICOR Inc. .................................     4,931
   404,800   Questar Corporation.........................     7,792
                                                           --------
                                                             19,540
                                                           --------
             HOTELS -- 0.6%
   302,975   Hilton Hotels Corporation...................     5,170
                                                           --------
             INSURANCE -- 5.1%
   111,450   Aetna Inc. .................................     7,746
   135,300   Allstate Corporation........................     5,640
   143,000   Conseco Inc. ...............................     4,370
    47,800   Lincoln National Corporation Ltd............     3,932
   178,500   SAFECO Corporation..........................     7,441
   452,100   St. Paul Companies Inc. ....................    14,693
                                                           --------
                                                             43,822
                                                           --------
             MACHINERY AND EQUIPMENT -- 2.4%
   118,900   Dover Corporation...........................     3,671
   262,000   Federal Signal Corporation..................     5,518
   497,700   Pall Corporation............................    11,043
                                                           --------
                                                             20,232
                                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Equity Income Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

                                                            VALUE
  SHARES                                                    (000)
-------------------------------------------------------------------
             MEDIA -- 0.8%
   275,275   CBS Corporation.............................  $  6,675
                                                           --------
             MEDICAL PRODUCTS AND SUPPLIES -- 1.4%
   158,200   Johnson & Johnson Company...................    12,379
                                                           --------
             OIL -- DOMESTIC -- 3.1%
   164,518   Atlantic Richfield Company..................    11,670
   351,000   Occidental Petroleum Corporation............     7,547
   224,669   Sun Company Inc. ...........................     7,189
                                                           --------
                                                             26,406
                                                           --------
             OIL -- INTERNATIONAL -- 2.1%
    43,000   Chevron Corporation.........................     3,615
   189,200   Mobil Corporation...........................    14,367
                                                           --------
                                                             17,982
                                                           --------
             OIL SERVICES -- 3.7%
   335,200   Apache Corporation..........................     8,988
   667,425   Baker Hughes Inc. ..........................    13,974
   238,000   Halliburton Company.........................     6,798
    60,900   Murphy Oil Corporation......................     2,360
                                                           --------
                                                             32,120
                                                           --------
             PAPER AND FOREST PRODUCTS -- 3.4%
   131,100   Potlatch Corporation........................     4,465
   383,262   Sonoco Products Company.....................     9,198
   193,600   Union Camp Corporation......................     7,623
   216,900   Westvaco Corporation........................     5,206
    72,000   Weyerhaeuser Company........................     3,038
                                                           --------
                                                             29,530
                                                           --------
             PRINTING AND PUBLISHING -- 0.8%
   191,800   Donnelley (R.R.) & Sons Company.............     6,749
                                                           --------
             RECREATION -- 1.3%
   712,950   Brunswick Corporation.......................     9,224
    69,600   Disney (Walt) Company.......................     1,762
                                                           --------
                                                             10,986
                                                           --------
             RESTAURANTS AND LODGING -- 2.7%
   188,300   McDonald's Corporation......................    11,239
   556,500   Wendy's International Inc. .................    12,347
                                                           --------
                                                             23,586
                                                           --------
             RETAIL -- GENERAL -- 2.8%
   273,900   Dillars Department Stores Inc., Class A.....     7,755
   204,750   May Department Stores Company...............    10,545
   125,450   Penney (J.C.) Company Inc. .................     5,637
                                                           --------
                                                             23,937
                                                           --------
             SERVICES -- 1.3%
   401,200   Ogden Corporation...........................    11,409
                                                           --------
             TOBACCO -- 0.1%
    13,600   Philip Morris Companies Inc. ...............       626
                                                           --------
             TOYS -- 0.5%
   139,000   Hasbro Inc. ................................     4,101
                                                           --------
             TRANSPORTATION -- RAILROADS -- 1.9%
   220,995   Burlington Northern Santa Fe................     7,072
   218,400   CSX Corporation.............................     9,186
                                                           --------
                                                             16,258
                                                           --------

-------------------------------------------------------------------
                                                            VALUE
  SHARES                                                    (000)
             TRUCKING AND SHIPPING -- 0.2%
    71,740   Ryder Systems Inc. .........................  $  1,785
                                                           --------
             UTILITIES -- NATURAL GAS -- 3.5%
   303,300   Consolidated Natural Gas Company............    16,530
   517,900   Equitable Resources Inc. ...................    13,174
                                                           --------
                                                             29,704
                                                           --------
             UTILITIES -- TELEPHONE -- 4.0%
   299,725   ALLTEL Corporation..........................    14,199
   296,300   Frontier Corporation........................     8,111
   216,294   GTE Corporation.............................    11,896
                                                           --------
                                                             34,206
                                                           --------
             TOTAL COMMON STOCKS
             (Cost $809,816).............................   800,746
                                                           --------
             CONVERTIBLE PREFERRED STOCKS -- 3.8%
             BANKS -- 2.1%
   679,900   National Australia Bank,
              Conv., 7.875%..............................    18,102
                                                           --------
             FOOD PRODUCERS -- 1.3%
   241,000   Chiquita Brands International Inc.,
              Series B, Conv., $3.750....................    11,086
                                                           --------
             HEALTH CARE -- 0.4%
    50,590   AETNA Inc.,
              Class C, 6.250%............................     3,545
                                                           --------
             TOTAL CONVERTIBLE PREFERRED STOCKS
             (Cost $33,110)..............................    32,733
                                                           --------

PRINCIPAL
  AMOUNT
  (000)
 ---------
             CONVERTIBLE BONDS AND NOTES -- 2.4%
             INSURANCE -- 0.5%
$    4,200   NAC Re Corporation, Conv. Sub. Note, 5.250%
              12/15/02...................................     4,536
                                                           --------
             METALS AND MINING -- 1.3%
    15,000   Barrick Gold Conv. Note (Trizec Hahn
              Corporation), 3.250% 12/10/18..............    10,725
                                                           --------
             OIL -- 0.3%
     1,030   Pennzoil Company, Conv., 4.750% 10/01/03....     1,401
     1,455   Pennzoil Company, Conv., 4.950% 08/15/08....     1,480
                                                           --------
                                                              2,881
                                                           --------
             PHARMACEUTICALS -- 0.3%
     3,000   Dura Pharmaceuticals Inc.,
              3.500% 07/15/02............................     2,070
                                                           --------
             TOTAL CONVERTIBLE BONDS AND NOTES
             (Cost $19,522)..............................    20,212
                                                           --------
  SHARES
---------
             INVESTMENT COMPANY -- 0.9% (Cost $8,053)
 8,053,000   Nations Cash Reserves (a)...................     8,053
                                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Equity Income Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

                                                            VALUE
                                                            (000)
-------------------------------------------------------------------
            TOTAL INVESTMENTS
            (Cost $870,501*)......................100.4%   $861,744
                                                           --------
            OTHER ASSETS AND LIABILITIES (NET)..........       (0.4)%

            Cash........................................          1
            Dividends and interest receivable...........      2,248
            Receivable for fund shares sold.............        705
            Payable for fund shares redeemed............     (4,456)
            Shareholder servicing and distribution fees
             payable....................................       (851)
            Investment advisory fee payable.............       (454)
            Accrued Trustees'/Directors' fees and
             expenses...................................        (35)
            Administration fee payable..................        (72)
            Accrued expenses and other liabilities......       (436)
                                                           --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)....     (3,350)
                                                           --------
            NET ASSETS............................100.0%   $858,394
                                                           ========
            PRIMARY A SHARES:
            Net asset value, offering and redemption
             price per share ($686,202,000/64,748,343
             shares outstanding)........................     $10.60
                                                           ========
            PRIMARY B SHARES:
            Net asset value, offering and redemption
             price per share ($0##/1 share
             outstanding)...............................     $10.50
                                                           ========
            INVESTOR A SHARES:
            Net asset value, offering and redemption
             price per share ($52,743,000/4,997,958
             shares outstanding)........................     $10.55
                                                           ========
            INVESTOR B SHARES:
            Net asset value and offering price per
             share# ($112,844,000/10,711,330 shares
             outstanding)...............................     $10.54
                                                           ========
            INVESTOR C SHARES:
            Net asset value, offering and redemption
             price per share ($6,605,000/619,867 shares
             outstanding)...............................     $10.65
                                                           ========

                                                            VALUE
                                                            (000)
            AT SEPTEMBER 30, 1998, NET ASSETS CONSIST
             OF:
            Paid-in capital.............................   $833,784
            Undistributed net investment income.........        384
            Accumulated net realized gain on investments
             sold.......................................     32,983
            Unrealized depreciation of investments......     (8,757)
                                                           --------
            NET ASSETS..................................   $858,394
                                                           ========

---------------

 * Federal Income Tax Information: Net unrealized depreciation of investment securities was comprised of gross appreciation of $73,590,000 and gross depreciation of $82,347,000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $870,501,000.

 # Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.

## Amount represents less than $500.

(a) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Value Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

                                                           VALUE
  SHARES                                                   (000)
-------------------------------------------------------------------
             COMMON STOCKS -- 99.4%
             AEROSPACE AND DEFENSE -- 5.1%
   283,525   Lockheed Martin Corporation...............  $   28,583
   751,934   Raytheon Company, Class B.................      40,557
   533,250   United Technologies Corporation...........      40,760
                                                         ----------
                                                            109,900
                                                         ----------
             APPAREL AND TEXTILES -- 0.4%
   331,100   Liz Claiborne Inc. .......................       8,671
                                                         ----------
             AUTOMOBILE AND TRUCK MANUFACTURERS -- 1.0%
   464,775   Chrysler Corporation......................      22,251
                                                         ----------
             AUTOMOBILE PARTS MANUFACTURERS -- 1.2%
   269,350   B.F. Goodrich Company.....................       8,804
   304,562   Dana Corporation..........................      11,364
   132,125   Lear Corporation++........................       5,780
                                                         ----------
                                                             25,948
                                                         ----------
             BANKS -- 6.6%
   779,205   Banc One Corporation......................      33,214
   378,400   BankBoston Corporation....................      12,487
   664,900   Bank of New York Inc. ....................      18,202
   454,629   Chase Manhattan Corporation...............      19,663
   177,075   Citicorp..................................      16,457
   718,150   Mellon Bank Corporation...................      39,543
                                                         ----------
                                                            139,566
                                                         ----------
             BEVERAGES -- 1.2%
   834,425   PepsiCo Inc. .............................      24,563
                                                         ----------
             CHEMICALS -- BASIC -- 2.1%
   132,575   Dow Chemical Company......................      11,327
   584,675   du Pont (E.I.) de Nemours & Company.......      32,815
                                                         ----------
                                                             44,142
                                                         ----------
             CHEMICALS -- SPECIALTY -- 0.2%
   233,650   Cytec Industries Inc.++...................       4,176
                                                         ----------
             COAL, GAS AND PIPELINE -- 3.7%
 1,259,050   Coastal Corporation.......................      42,493
   636,700   Columbia Energy Group.....................      37,327
                                                         ----------
                                                             79,820
                                                         ----------
             COMPUTER RELATED -- 8.2%
   553,400   Ceridian Corporation++....................      31,751
 1,215,975   Compaq Computer Corporation++.............      38,455
   448,075   International Business Machines
              Corporation..............................      57,354
   951,750   Sun Microsystems Inc.++...................      47,409
                                                         ----------
                                                            174,969
                                                         ----------
             CONSTRUCTION -- 1.6%
   541,200   Centex Corporation........................      18,671
   657,200   Masco Corporation.........................      16,184
                                                         ----------
                                                             34,855
                                                         ----------
             CONSUMER PRODUCTS -- 0.9%
   325,900   Avon Products Inc. .......................       9,146
   153,050   Unilever NV ADR...........................       9,374
                                                         ----------
                                                             18,520
                                                         ----------
             DIVERSIFIED -- 1.0%
   581,300   AlliedSignal Inc. ........................      20,563
                                                         ----------
             DRUGS -- 5.1%
    92,400   American Home Products Corporation........       4,839
   424,800   Bristol-Myers Squibb Company..............      44,126
   567,950   Schering-Plough Corporation...............      58,818
                                                         ----------
                                                            107,783
                                                         ----------

                                                           VALUE
  SHARES                                                   (000)
-------------------------------------------------------------------
             ELECTRIC POWER -- 4.8%
   220,050   Consolidated Edison Inc. .................  $   11,470
 1,168,800   Energy East Corporation...................      59,609
   232,550   Florida Progress Corporation..............      10,072
   466,400   Texas Utilities Company...................      21,717
                                                         ----------
                                                            102,868
                                                         ----------
             ELECTRONICS -- 1.3%
   544,200   Harris Corporation........................      17,414
   231,250   Sundstrand Corporation....................      10,724
                                                         ----------
                                                             28,138
                                                         ----------
             FINANCIAL SERVICES -- 3.3%
   709,900   Ahmanson (H.F.) & Company.................      39,399
 1,030,000   Paine Webber Group Inc. ..................      30,900
                                                         ----------
                                                             70,299
                                                         ----------
             FOOD PRODUCERS -- 5.2%
   768,125   Interstate Bakeries Corporation...........      23,812
   635,650   Kroger Company++..........................      31,783
   507,375   Nabisco Holdings Corporation, Class A.....      18,234
   543,075   Quaker Oats Company.......................      32,041
   189,650   Suiza Foods Corporation++.................       5,927
                                                         ----------
                                                            111,797
                                                         ----------
             INSURANCE -- 7.0%
   603,920   CIGNA Corporation.........................      39,934
    57,983   General Re Corporation....................      11,771
   847,150   Hartford Financial Services Group Inc. ...      40,187
   696,450   Lincoln National Corporation Ltd. ........      57,283
                                                         ----------
                                                            149,175
                                                         ----------
             MACHINERY AND EQUIPMENT -- 1.1%
   553,913   Cooper Industries Inc. ...................      22,572
   122,050   Foster Wheeler Corporation................       1,678
                                                         ----------
                                                             24,250
                                                         ----------
             MEDICAL SERVICES -- 5.6%
   799,500   Columbia/HCA Healthcare Corporation.......      16,040
 2,653,775   Beverly Enterprises++.....................      21,230
 1,373,750   Tenet Healthcare Corporation++............      39,495
   775,075   Wellpoint Health Networks Inc.++..........      43,453
                                                         ----------
                                                            120,218
                                                         ----------
             OFFICE EQUIPMENT -- 2.3%
   570,850   Xerox Corporation.........................      48,380
                                                         ----------
             OIL -- INTERNATIONAL -- 6.1%
   548,400   British Petroleum Company PLC, ADR........      47,848
   125,783   Chevron Corporation.......................      10,574
   344,700   Exxon Corporation.........................      24,194
   631,900   Mobil Corporation.........................      47,985
                                                         ----------
                                                            130,601
                                                         ----------
             OIL SERVICES -- 1.0%
 1,101,850   Valero Energy Corporation.................      21,899
                                                         ----------
             PRINTING AND PUBLISHING -- 0.8%
   604,350   Dun & Bradstreet Corporation..............      16,317
                                                         ----------
             RETAIL -- DISCOUNT -- 0.6%
   677,175   TJX Companies Inc. .......................      12,062
                                                         ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Value Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)          SEPTEMBER 30, 1998  (UNAUDITED)

                                                           VALUE
  SHARES                                                   (000)
-------------------------------------------------------------------
             RETAIL -- GENERAL -- 4.2%
   647,300   Dillard Department Stores Inc., Class A...  $   18,327
   917,500   Federated Department Stores Inc.++........      33,374
   571,940   May Department Stores Company.............      29,455
   368,200   Saks Inc. ................................       8,261
                                                         ----------
                                                             89,417
                                                         ----------
             SEMICONDUCTORS -- 1.7%
   422,740   Intel Corporation.........................      36,250
                                                         ----------
             TOBACCO -- 2.9%
 1,072,587   Philip Morris Companies Inc. .............      49,406
   449,450   UST Inc. .................................      13,287
                                                         ----------
                                                             62,693
                                                         ----------
             TOYS -- 1.3%
   928,900   Hasbro Inc. ..............................      27,403
                                                         ----------
             TRANSPORTATION -- AIRLINES -- 2.1%
     5,400   AMR Corporation++.........................         299
   452,350   Delta Air Lines Inc. .....................      43,991
                                                         ----------
                                                             44,290
                                                         ----------
             UTILITIES -- NATURAL GAS -- 1.5%
 1,077,000   Williams Companies Inc. ..................      30,964
                                                         ----------
             UTILITIES -- TELEPHONE -- 8.3%
   494,475   AT&T Corporation..........................      28,896
   593,950   BellSouth Corporation.....................      44,695
   688,095   GTE Corporation...........................      37,845
   323,942   MCI WorldCom Corporation..................      15,833
 1,094,900   SBC Communications Inc. ..................      48,655
                                                         ----------
                                                            175,924
                                                         ----------
             TOTAL COMMON STOCKS (Cost $1,714,431).....   2,118,672
                                                         ----------

          INVESTMENT COMPANY -- 0.8% (Cost $16,840)
16,840,000 Nations Cash Reserves(a)..................      16,840
                                                       ----------

          TOTAL INVESTMENTS
            (Cost $1,731,271*)................  100.2%   2,135,512
                                                        ----------
          OTHER ASSETS AND
            LIABILITIES (NET).................   (0.2)%
          Cash.......................................            1
          Dividends and interest receivable..........        3,623
          Receivable for Fund shares sold............        1,499
          Other asset................................           13
          Payable for Fund shares redeemed...........       (7,406)
          Shareholder servicing and distribution fees
            payable..................................       (1,054)
          Investment advisory fee payable............       (1,321)
          Accrued Trustees'/Directors' fees and
            expenses.................................         (105)
          Administration fee payable.................         (176)
          Accrued expenses and other liabilities.....         (258)
                                                        ----------
          TOTAL OTHER ASSETS AND
            LIABILITIES (NET)........................       (5,184)
                                                        ----------
          NET ASSETS..........................  100.0%  $2,130,328
                                                        ==========

                                                          VALUE
                                                          (000)
------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption
             price per share
             ($1,859,196,000/115,951,839 shares
             outstanding)............................       $16.03
                                                        ==========
            PRIMARY B SHARES:
            Net asset value, offering and redemption
             price per share ($0##/1 share
             outstanding)............................       $16.06
                                                        ==========
            INVESTOR A SHARES:
            Net asset value, offering and redemption
             price per share ($124,392,000/7,755,716
             shares outstanding).....................       $16.04
                                                        ==========
            INVESTOR B SHARES:
            Net asset value and offering price per
             share# ($135,912,000/8,537,278 shares
             outstanding)............................       $15.92
                                                        ==========
            INVESTOR C SHARES:
            Net asset value, offering and redemption
             price per share ($10,828,000/681,222
             shares outstanding).....................       $15.89
                                                        ==========
            AT SEPTEMBER 30, 1998,  NET ASSETS
             CONSIST OF:
            Paid-in capital..........................   $1,601,083
            Undistributed net investment income......          390
            Accumulated net realized gain on
             investments sold........................      124,614
            Unrealized appreciation of investments...      404,241
                                                        ----------
            NET ASSETS...............................   $2,130,328
                                                        ==========

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $523,958,000 and gross depreciation of $119,717,000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $1,731,271,000.

++ Non-income producing security.

 # Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.

## Amount represents less than $500.

(a) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Marsico Growth and Income Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

                                                            VALUE
  SHARES                                                    (000)
-------------------------------------------------------------------
             COMMON STOCKS -- 94.0%
             AEROSPACE AND DEFENSE EQUIPMENT -- 3.1%
    49,312   Gulfstream Aerospace Corporation............  $  1,985
                                                           --------
             AIRLINES -- 4.0%
    14,673   Delta Air Lines Inc. .......................     1,427
    17,512   UAL Corporation.............................     1,134
                                                           --------
                                                              2,561
                                                           --------
             APPAREL MANUFACTURERS -- 0.1%
     1,847   Polo Ralph Lauren Corporation++.............        37
                                                           --------
             APPLICATION SOFTWARE -- 0.7%
    13,158   Peoplesoft Inc.++...........................       429
                                                           --------
             AUTOMOTIVE -- CARS & LIGHT TRUCKS -- 6.5%
    12,809   Chrysler Corporation........................       613
    62,921   Ford Motor Company..........................     2,953
    10,968   General Motors Corporation..................       600
                                                           --------
                                                              4,166
                                                           --------
             BEVERAGES -- ALCOHOLIC -- 2.7%
    31,848   Anheuser-Busch Companies Inc. ..............     1,720
                                                           --------
             BEVERAGES -- NON-ALCOHOLIC -- 1.4%
    36,268   Coca-Cola Enterprises Inc. .................       916
                                                           --------
             BUILDING RESIDENTIAL/COMMERCIAL -- 2.0%
    67,191   MDC Holdings Inc. ..........................     1,239
                                                           --------
             COMMERCIAL BANKS -- 7.3%
    21,936   Northern Trust Corporation..................     1,497
    57,324   Norwest Corporation.........................     2,053
    31,646   US BanCorporation...........................     1,125
                                                           --------
                                                              4,675
                                                           --------
             COMPUTER -- MICRO -- 6.6%
    52,524   EMC Corporation.............................     3,004
     9,465   International Business Machines
              Corporation................................     1,212
                                                           --------
                                                              4,216
                                                           --------
             COMPUTER SOFTWARE -- 3.8%
    21,804   Microsoft Corporation++.....................     2,400
                                                           --------
             CRUISE LINES -- 3.1%
    62,072   Carnival Corporation........................     1,975
                                                           --------
             DIVERSIFIED MANUFACTURING OPERATIONS -- 2.6%
    20,891   General Electric Company....................     1,662
                                                           --------
             FINANCE -- OTHER SERVICES -- 6.0%
    28,018   Associates First Capital Corporation........     1,828
    17,811   Federal National Mortgage Association.......     1,144
    29,855   MBNA Corporation............................       855
                                                           --------
                                                              3,827
                                                           --------
             HOTELS & MOTELS -- 0.6%
    17,739   Four Seasons Hotels Inc. ...................       366
                                                           --------
             INTERNET SOFTWARE -- 1.6%
     9,410   America Online Inc. ........................     1,047
                                                           --------
             MACHINERY CONSTRUCTION & MINING -- 0.7%
    10,715   Caterpillar Inc. ...........................       477
                                                           --------
             MEDICAL -- DRUGS -- 10.2%
    20,208   Pfizer Inc. ................................     2,141
    20,396   Schering-Plough Corporation.................     2,112
    29,750   Warner-Lambert Company......................     2,246
                                                           --------
                                                              6,499
                                                           --------

                                                            VALUE
  SHARES                                                    (000)
-------------------------------------------------------------------
             MEDICAL SERVICES -- 2.9%
    30,280   IMS Health Inc. ............................  $  1,875
                                                           --------
             MULTIMEDIA -- 10.5%
    10,440   Clear Channel Communications Inc. ..........       496
    60,283   MediaOne Group Inc. ........................     2,678
    39,966   Time Warner Inc. ...........................     3,500
                                                           --------
                                                              6,674
                                                           --------
             NETWORK PRODUCTS -- 2.8%
    28,839   Cisco Systems Inc.++........................     1,783
                                                           --------
             OIL -- INTERNATIONAL -- 3.2%
    23,537   British Petroleum Company ADR...............     2,054
                                                           --------
             RENTAL AUTO & EQUIPMENT -- 2.8%
    43,425   Hertz Corporation Class A...................     1,797
                                                           --------
             RETAIL -- BUILDING PRODUCTS -- 1.7%
    27,316   Home Depot Inc. ............................     1,079
                                                           --------
             RETAIL -- SPECIALTY -- 2.0%
    23,901   Gap Inc. ...................................     1,261
                                                           --------
             SAVINGS/LOANS/THRIFTS -- EASTERN U.S. -- 0.1%
     2,900   Staten Island Bancorp Inc. .................        52
                                                           --------
             TELECOMMUNICATION EQUIPMENT -- 2.6%
    24,242   Lucent Technologies Inc. ...................     1,674
                                                           --------
             TRANSPORTATION -- RAILROADS -- 2.4%
    44,092   Kansas City Southern Industries Inc. .......     1,543
                                                           --------
             TOTAL COMMON STOCKS
             (Cost $60,690)..............................    59,989
                                                           --------

PRINCIPAL
  AMOUNT
  (000)
 ---------
             CORPORATE BONDS AND NOTES -- 1.7%
$      550   Premier Parks Inc., 12.000% 08/15/03........       543
       500   MDC Holdings Inc., 8.375% 02/01/08..........       531
                                                           --------
             TOTAL CORPORATE BONDS AND NOTES (Cost
              $1,079)....................................     1,074
                                                           --------
             U.S. GOVERNMENT AGENCY -- 14.7% (Cost $9,400)
     9,400   Federal Home Loan Bank, 0.000% 10/01/98.....     9,400
                                                           --------
             U.S. TREASURY SECURITIES -- 1.5% (Cost $939)
       878   U.S. Treasury Bond, 5.500% 08/15/28.........       949
                                                           --------
  SHARES
 ---------
             INVESTMENT COMPANY -- 0.0% (Cost $2)
     2,000   Nations Cash Reserves(a)....................         2
                                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Marsico Growth and Income Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

                                                          VALUE
                                                          (000)
-----------------------------------------------------------------
          TOTAL INVESTMENTS (Cost $72,110*)...  112.0%   $ 71,414
                                                         --------
          OTHER ASSETS AND LIABILITIES
            (NET).............................  (12.0)
          Cash.......................................           1
          Receivable for investment securities.......       1,931
          Receivable for fund shares sold............       1,314
          Dividends and interest receivable..........          34
          Other assets...............................          33
          Payable for investment securities..........     (10,789)
          Payable for fund shares redeemed...........         (27)
          Shareholder servicing and distribution fees
            payable..................................         (91)
          Investment advisory fee payable............         (18)
          Administration fee payable.................          (5)
          Accrued expenses and other liabilities.....          (9)
                                                         --------
          TOTAL OTHER ASSETS AND LIABILITIES (NET)...
                                                           (7,626)
                                                         --------
          NET ASSETS..........................  100.0%   $ 63,788
                                                         ========
          PRIMARY A SHARES:
          Net asset value, offering and redemption
            price per share ($13,139,000/1,148,076
            shares outstanding)......................      $11.45
                                                          -------
                                                          -------
          INVESTOR A SHARES:
          Net asset value, offering and redemption
            price per share ($8,699,000/758,188
            shares outstanding)......................      $11.48
                                                          -------
                                                          -------
          INVESTOR B SHARES:
          Net asset value and offering price per
            share# ($41,122,000/3,595,411 shares
            outstanding).............................      $11.44
                                                          -------
                                                          -------
          INVESTOR C SHARES:
          Net asset value, offering and redemption
            price per share ($828,000/72,310 shares
            outstanding).............................      $11.45
                                                          -------
                                                          -------

                                                          VALUE
                                                          (000)
-----------------------------------------------------------------
          AT SEPTEMBER 30, 1998, NET ASSETS
            CONSIST OF:
          Paid-in capital............................    $ 68,433
          Distributions in excess of net investment
            income...................................        (101)
          Accumulated net realized loss on
            investments sold.........................      (3,848)
          Unrealized depreciation of investments.....        (696)
                                                         --------
          NET ASSETS.................................    $ 63,788
                                                         ========

---------------

 * Federal Income Tax Information: Net unrealized depreciation of investment securities was comprised of gross appreciation of $2,171,000 and gross depreciation of $2,867,000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $72,110,000.

 ** Rate represents annualized yield at date of purchase.

++++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 # Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.

(a) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Equity Index Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

                                                            VALUE
  SHARES                                                    (000)
-------------------------------------------------------------------
             COMMON STOCKS -- 99.0%
             AEROSPACE AND DEFENSE -- 1.3%
    80,800   Boeing Company..............................  $  2,772
     3,600   EG&G Inc. ..................................        81
    10,200   General Dynamics Corporation................       512
    15,600   Lockheed Martin Corporation.................     1,573
     5,400   Northrop Grumman Corporation................       394
    27,100   Raytheon Company, Class B...................     1,462
     9,800   TRW Inc. ...................................       435
    18,400   United Technologies Corporation.............     1,406
                                                           --------
                                                              8,635
                                                           --------
             APPAREL AND TEXTILES -- 0.3%
     5,800   Fruit of the Loom Inc., Class A++...........        87
     5,300   Liz Claiborne Inc. .........................       139
     3,400   National Service Industries Inc. ...........       108
    23,000   Nike Inc., Class B..........................       847
     4,500   Reebok International Ltd.++.................        61
     2,800   Russell Corporation.........................        74
     1,500   Springs Industries Inc. ....................        52
     9,700   V.F. Corporation............................       360
                                                           --------
                                                              1,728
                                                           --------
             AUTOMOBILE AND TRUCK MANUFACTURERS -- 1.6%
    51,600   Chrysler Corporation........................     2,470
    97,100   Ford Motor Company..........................     4,558
    53,600   General Motors Corporation..................     2,931
     9,500   ITT Industries Inc. ........................       322
     5,500   Navistar International Corporation++........       124
     6,300   PACCAR Inc. ................................       259
                                                           --------
                                                             10,664
                                                           --------
             AUTOMOBILE PARTS MANUFACTURERS -- 0.4%
    12,200   AutoZone Inc.++.............................       300
     5,800   BF Goodrich Company.........................       190
     6,400   Cooper Tire & Rubber Company................       115
    13,100   Dana Corporation............................       489
     5,700   Eaton Corporation...........................       357
    14,200   Genuine Parts Company.......................       427
    12,600   Goodyear Tire & Rubber Company..............       647
     4,700   Snap-On Inc. ...............................       145
                                                           --------
                                                              2,670
                                                           --------
             BANKS -- 7.6%
    56,200   Banc One Corporation........................     2,396
    54,700   BankAmerica Corporation.....................     3,289
    23,500   BankBoston Corporation......................       776
    60,300   Bank of New York Inc. ......................     1,651
     7,900   Bankers Trust N.Y. Corporation..............       466
    22,600   BB&T Corporation............................       677
    68,400   Chase Manhattan Corporation.................     2,958
    36,200   Citicorp....................................     3,364
    12,500   Comerica Inc. ..............................       685
    21,000   Fifth Third Bancorp.........................     1,208
    23,000   First Chicago Corporation NBD...............     1,576
    77,600   First Union Corporation.....................     3,972
    22,700   Fleet Financial Group Inc. .................     1,667
    17,000   Huntington Bancshares.......................       427
    35,200   KeyCorp (New)...............................     1,016
    20,800   Mellon Bank Corporation.....................     1,145
    12,100   Mercantile BanCorporation...................       585
    14,200   Morgan (J.P.) & Company Inc. ...............     1,202
    48,000   Morgan Stanley Dean Witter and Company......     2,067
    26,300   National City Corporation...................     1,734
    76,700   NationsBank Corporation.....................     4,103
     8,900   Northern Trust Corporation..................       607

                                                            VALUE
  SHARES                                                    (000)
-------------------------------------------------------------------
             BANKS -- (CONTINUED)
    60,500   Norwest Corporation.........................  $  2,167
    24,200   PNC Bank Corporation........................     1,089
    17,800   Regions Financial Corporation...............       645
     8,600   Republic New York Corporation...............       340
    12,900   State Street Corporation....................       704
    14,100   Summit Bancorp++............................       529
    16,900   SunTrust Banks Inc. ........................     1,048
    59,400   U.S. Bancorp................................     2,112
    16,500   Wachovia Corporation........................     1,407
     6,900   Wells Fargo & Company.......................     2,450
                                                           --------
                                                             50,062
                                                           --------
             BEVERAGES -- 2.8%
    38,900   Anheuser-Busch Companies Inc. ..............     2,101
     5,500   Brown-Forman Corporation, Class B...........       330
   197,700   Coca-Cola Company...........................    11,392
     2,800   Coors (Adolph) Company, Class B.............       129
   119,200   PepsiCo Inc. ...............................     3,509
    27,700   Seagram Company Ltd. .......................       795
                                                           --------
                                                             18,256
                                                           --------
             BIO SPECIALTY PHARMACEUTICALS -- 0.2%
    20,300   Amgen Inc.++................................     1,534
                                                           --------
             CABLE -- 0.3%
    48,700   MediaOne Group Inc.++.......................     2,164
                                                           --------
             CHEMICALS -- BASIC -- 2.0%
    18,800   Air Products & Chemicals Inc................       559
    18,100   Dow Chemical Company........................     1,546
    90,300   du Pont (E.I.) de Nemours & Company.........     5,068
     6,400   Eastman Chemical Company....................       323
    10,400   Ecolab Inc. ................................       296
     2,700   FMC Corporation (New)++.....................       139
    14,500   Freeport McMoran Copper and Gold, Class B...       172
     7,600   Hercules Inc. ..............................       228
     6,000   Mallinckrodt Group Inc. ....................       122
    47,900   Monsanto Company............................     2,700
     5,300   Nalco Chemical Company......................       156
    14,100   PPG Industries Inc. ........................       769
    12,600   Praxair Inc. ...............................       412
    14,600   Rohm & Haas Company.........................       406
    10,900   Union Carbide Corporation...................       470
                                                           --------
                                                             13,366
                                                           --------
             CHEMICALS -- SPECIALTY -- 0.2%
     9,400   Avery Dennison Corporation..................       411
    11,600   Engelhard Corporation.......................       205
     6,200   Grace (W.R.) & Company......................        77
     4,700   Great Lakes Chemical Corporation............       183
    10,500   Morton International Inc., Industries.......       230
     8,100   Sigma-Aldrich Corporation...................       234
                                                           --------
                                                              1,340
                                                           --------
             COAL, GAS AND PIPELINE -- 0.3%
    17,000   Coastal Corporation.........................       574
    26,300   Enron Corporation...........................     1,389
                                                           --------
                                                              1,963
                                                           --------
             COMMUNICATION EQUIPMENT -- 0.0%##
     7,100   Andrew Corporation++........................        94
                                                           --------
             COMPUTER RELATED -- 6.2%
    28,400   3Com Corporation++..........................       854
    10,700   Apple Computer Inc.++.......................       408
     5,800   Ceridian Corporation++......................       333

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Equity Index Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

                                                            VALUE
  SHARES                                                    (000)
-------------------------------------------------------------------
             COMPUTER RELATED -- (CONTINUED)
   122,950   Cisco Systems Inc.++........................  $  7,600
   132,300   Compaq Computer Corporation++...............     4,184
     3,900   Data General Corporation++..................        42
   103,000   Dell Computer Corporation++.................     6,772
    39,800   EMC Corporation++...........................     2,276
    12,400   Gateway 2000 Inc.++.........................       646
    83,000   Hewlett-Packard Company.....................     4,394
    10,200   Honeywell Inc. .............................       653
    75,400   International Business Machines
              Corporation................................     9,651
    19,500   Seagate Technology++........................       489
    15,100   Silicon Graphics Inc.++.....................       142
    30,400   Sun Microsystems Inc.++.....................     1,514
    20,100   Unisys Corporation++........................       457
                                                           --------
                                                             40,415
                                                           --------
             COMPUTER SERVICES -- 0.8%
    24,200   Automatic Data Processing Inc. .............     1,809
    43,800   Computer Associates International Inc. .....     1,621
    12,500   Computer Sciences Corporation++.............       669
    39,100   Electronic Data Systems Corporation.........     1,298
                                                           --------
                                                              5,397
                                                           --------
             COMPUTER SOFTWARE -- 4.0%
     5,400   Adobe Systems Inc. .........................       187
     3,700   Autodesk Inc. ..............................        97
    12,600   Cabletron Systems Inc.++....................       142
    35,700   First Data Corporation......................       839
   197,200   Microsoft Corporation++.....................    21,704
    28,100   Novell Inc.++...............................       344
    77,900   Oracle Systems Corporation++................     2,269
    21,600   Parametric Technology Company++.............       217
     2,000   Shared Medical Systems Corporation..........       106
                                                           --------
                                                             25,905
                                                           --------
             CONSTRUCTION -- 0.3%
     3,100   Armstrong World Industries Inc. ............       166
     6,100   Case Corporation............................       133
     4,700   Centex Corporation..........................       162
     5,350   Crane Company...............................       126
     6,600   Fluor Corporation...........................       271
     3,000   Kaufman & Broad Home Corporation............        70
    27,200   Masco Corporation...........................       670
     4,300   Owens-Corning Fiberglass Corporation........       140
     3,400   Pulte Corporation...........................        84
    13,800   Sherwin-Williams Company....................       298
                                                           --------
                                                              2,120
                                                           --------
             CONTAINERS -- 0.2%
     2,300   Ball Corporation............................        81
     4,200   Bemis Inc...................................       147
    10,000   Crown Cork & Seal Inc. .....................       268
    12,300   Owens-Illinois Inc.++.......................       308
     6,800   Sealed Air Corporation++....................       217
     5,000   Tupperware Corporation......................        59
                                                           --------
                                                              1,080
                                                           --------
             COSMETICS AND TOILETRY -- 2.2%
     4,500   Alberto-Culver Company, Class B.............       105
    21,100   Avon Products Inc. .........................       592
     8,300   Clorox Company..............................       685
    23,700   Colgate-Palmolive Company...................     1,623
    89,900   Gillette Company............................     3,439

                                                            VALUE
  SHARES                                                    (000)
-------------------------------------------------------------------
             COSMETICS AND TOILETRY -- (CONTINUED)
     8,600   International Flavors & Fragrances Inc. ....  $    284
   107,200   Procter & Gamble Company....................     7,605
                                                           --------
                                                             14,333
                                                           --------
             DIVERSIFIED -- 1.1%
     2,200   Aeroquip-Vickers Inc. ......................        63
    45,300   AlliedSignal Inc. ..........................     1,602
    18,600   Corning Inc. ...............................       548
     1,600   Eastern Enterprises.........................        67
    13,800   Fortune Brands Inc. ........................       409
    13,600   Frontier Corporation........................       372
     9,200   Loews Corporation...........................       776
    32,400   Minnesota Mining & Manufacturing Company....     2,387
    13,500   Tenneco Inc. ...............................       444
    13,000   Textron Inc. ...............................       788
                                                           --------
                                                              7,456
                                                           --------
             DRUGS -- 8.8%
     7,000   ALZA Corporation++..........................       304
   105,100   American Home Products Corporation..........     5,505
    79,600   Bristol-Myers Squibb Company................     8,268
    88,700   Lilly (Eli) & Company.......................     6,946
    95,700   Merck & Company Inc. .......................    12,399
   104,500   Pfizer Inc. ................................    11,070
    40,600   Pharmacia & Upjohn Inc. ....................     2,038
    58,700   Schering-Plough Corporation.................     6,079
    65,600   Warner-Lambert Company......................     4,953
                                                           --------
                                                             57,562
                                                           --------
             ELECTRIC POWER -- 2.8%
    11,000   Ameren Corporation..........................       461
    15,200   American Electric Power Inc. ...............       742
    11,800   Baltimore Gas & Electric Company............       394
    12,100   Carolina Power & Light Company..............       559
    17,000   Central & South West Corporation............       486
    12,600   CINergy Corporation.........................       481
    18,900   Consolidated Edison Company New York
              Inc. ......................................       985
    15,600   Dominion Resources Inc. ....................       696
    11,600   DTE Energy Company..........................       524
    28,800   Duke Power Company..........................     1,906
    28,900   Edison International........................       742
    19,700   Entergy Corporation (New)...................       606
    18,500   FirstEnergy.................................       575
    14,500   FPL Group Inc. .............................     1,010
    10,300   GPU Inc. ...................................       438
    23,700   Houston Industries Inc. ....................       738
    15,000   Niagara Mohawk Power Corporation++..........       231
    12,100   Northern States Power Corporation...........       340
    23,800   PacifiCorp..................................       457
    17,900   PECO Energy Company.........................       654
    30,600   PG&E Corporation............................       977
    13,400   PP&L Resources Inc. ........................       347
    18,600   Public Service Enterprise Group Inc. .......       731
    55,900   Southern Company............................     1,646
    22,300   Texas Utilities Company.....................     1,038
    17,400   Unicom Corporation..........................       650
                                                           --------
                                                             18,414
                                                           --------
             ELECTRICAL EQUIPMENT -- 3.6%
    35,400   Emerson Electric Company....................     2,204
   260,700   General Electric Company....................    20,741
     7,900   Grainger (W.W.) Inc. .......................       333
     6,800   Raychem Corporation.........................       166

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Equity Index Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

                                                            VALUE
  SHARES                                                    (000)
-------------------------------------------------------------------
             ELECTRICAL EQUIPMENT -- (CONTINUED)
     6,400   Scientific-Atlanta Inc. ....................  $    135
     4,400   Thomas & Betts Corporation..................       167
                                                           --------
                                                             23,746
                                                           --------
             ELECTRONICS -- 0.8%
    17,700   AMP Inc. ...................................       633
    29,300   Applied Materials Inc.++....................       740
     6,500   Harris Corporation..........................       208
     7,000   KLA-Tencor Corporation++....................       174
    11,300   LSI Logic Corporation++.....................       143
    47,800   Motorola Inc. ..............................     2,040
    13,100   National Semiconductor Corporation++........       127
     3,900   Perkin-Elmer Corporation....................       268
    15,700   Rockwell International Corporation..........       567
     4,000   Tektronix Inc. .............................        62
                                                           --------
                                                              4,962
                                                           --------
             ENVIRONMENTAL -- 0.6%
    14,700   Browning-Ferris Industries Inc. ............       445
     6,800   Johnson Controls Inc. ......................       316
    26,300   Laidlaw Inc., Class B.......................       248
     3,500   Millipore Corporation.......................        67
    46,700   Tyco International Ltd. ....................     2,580
                                                           --------
                                                              3,656
                                                           --------
             EXPLORATION AND DRILLING -- 0.1%
    14,100   Burlington Resources Inc. ..................       527
     4,000   Helmerich & Payne Inc. .....................        84
     4,900   McDermott International Inc. ...............       132
                                                           --------
                                                                743
                                                           --------
             FINANCIAL SERVICES -- 4.0%
    36,900   American Express Company....................     2,864
    20,300   American General Corporation................     1,297
    27,700   Associates First Capital Corporation........     1,807
     9,100   Bear Stearns Companies Inc. ................       282
     5,300   Capital One Financial Corporation...........       549
    21,300   Charles Schwab Corporation..................       839
     8,700   Countrywide Credit Industries Inc. .........       362
    11,800   Equifax Inc. ...............................       421
    54,400   Federal Home Loan Mortgage Corporation......     2,689
    83,000   Federal National Mortgage Association.......     5,332
    39,200   Household International Inc. ...............     1,470
     9,500   Lehman Brothers Holdings Inc. ..............       268
    20,500   Marsh & McLennan Companies Inc. ............     1,020
    40,000   MBNA Corporation............................     1,145
    27,600   Merrill Lynch & Company Inc. ...............     1,308
    13,500   SLM Holding Corporation.....................       438
    21,000   Synovus Financial Corporation...............       415
     5,100   Transamerica Corporation....................       541
    92,101   Travelers Group Inc. .......................     3,454
                                                           --------
                                                             26,501
                                                           --------
             FOOD PRODUCERS -- 2.6%
    47,950   Archer-Daniels-Midland Company..............       803
    23,100   Bestfoods...................................     1,119
    36,400   Campbell Soup Company.......................     1,827
    38,400   ConAgra Inc. ...............................     1,034
    12,600   General Mills Inc. .........................       882
    29,200   Heinz (H.J.) Company........................     1,493
    11,500   Hershey Foods Corporation...................       787
    32,700   Kellogg Company.............................     1,077
    19,600   Pioneer Hi-Bred International...............       515
    11,100   Quaker Oats Company.........................       655
    25,500   Ralston Purina Group........................       746

                                                            VALUE
  SHARES                                                    (000)
-------------------------------------------------------------------
             FOOD PRODUCERS -- (CONTINUED)
    37,400   Sara Lee Corporation........................  $  2,020
    51,200   Unilever NV, ADR............................     3,136
     9,300   Wrigley (Wm.) Jr. Company...................       706
                                                           --------
                                                             16,800
                                                           --------
             FOOD RETAILERS -- 0.6%
    19,700   Albertson's Inc. ...........................     1,066
    21,800   American Stores Company.....................       702
     3,000   Great Atlantic & Pacific Tea Company........        73
    20,500   Kroger Company++............................     1,025
     9,300   SuperValu Inc. .............................       217
    27,000   Sysco Corporation...........................       636
    11,900   Winn-Dixie Stores Inc. .....................       443
                                                           --------
                                                              4,162
                                                           --------
             FURNITURE AND APPLIANCES -- 0.3%
     7,600   Black & Decker Corporation..................       316
     7,600   Maytag Corporation..........................       363
    12,700   Newell Company..............................       585
    12,000   Rubbermaid Inc. ............................       287
     7,200   Stanley Works...............................       214
     6,100   Whirlpool Corporation.......................       287
                                                           --------
                                                              2,052
                                                           --------
             INSURANCE -- 3.6%
    11,600   Aetna Life & Casualty Company...............       806
    67,200   Allstate Corporation........................     2,801
    84,100   American International Group Inc. ..........     6,476
    13,400   Aon Corporation.............................       864
    13,400   Chubb Corporation...........................       844
    17,200   CIGNA Corporation...........................     1,137
    13,300   Cincinnati Financial Corporation............       409
    24,800   Conseco Inc. ...............................       758
     6,200   General Re Corporation......................     1,259
    18,900   Hartford Financial Services Group Inc. .....       897
     8,500   Jefferson-Pilot Corporation.................       514
     8,100   Lincoln National Corporation Ltd. ..........       666
     7,800   MBIA Inc. ..................................       419
     9,100   MGIC Investment Corporation.................       336
     5,800   Progressive Corporation.....................       654
       200   Provident Companies Inc. ...................         7
     7,600   Providian Corporation.......................       645
    11,300   SAFECO Corporation..........................       471
    18,800   St. Paul Companies Inc. ....................       611
    15,600   SunAmerica Inc. ............................       952
    11,200   Torchmark Corporation.......................       403
    11,100   UNUM Corporation............................       552
    31,000   Washington Mutual Inc. .....................     1,046
                                                           --------
                                                             23,527
                                                           --------
             MACHINERY AND EQUIPMENT -- 0.9%
     1,900   Briggs & Stratton Corporation...............        78
    29,200   Caterpillar Inc. ...........................     1,301
     3,100   Cincinnati Milacron Inc. ...................        48
     9,600   Cooper Industries Inc. .....................       391
     3,000   Cummings Engine Inc. .......................        89
    19,900   Deere & Company.............................       602
    17,900   Dover Corporation...........................       553
     3,200   Foster Wheeler Corporation..................        44
     3,500   General Signal Corporation..................       119
     3,800   Harnischfeger Industries Inc. ..............        43
    20,000   Illinois Tool Works Inc. ...................     1,090
    13,200   Ingersoll-Rand Company......................       501
       600   NACCO Industries Inc., Class A..............        60
    10,000   Pall Corporation............................       222

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Equity Index Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

                                                            VALUE
  SHARES                                                    (000)
-------------------------------------------------------------------
             MACHINERY AND EQUIPMENT -- (CONTINUED)
     8,800   Parker-Hannifin Corporation.................  $    261
    12,700   Thermo Electron Corporation++...............       191
     5,000   Timken Company..............................        76
                                                           --------
                                                              5,669
                                                           --------
             MEDIA -- 1.5%
    57,500   CBS Corporation.............................     1,394
    19,800   Clear Channel Communications Inc.++.........       941
    29,600   Comcast Corporation Class A.................     1,389
    13,600   Omnicom Group...............................       612
    40,500   Tele-Communications Inc., Class A...........     1,585
    47,300   Time Warner Inc. ...........................     4,142
                                                           --------
                                                             10,063
                                                           --------
             MEDICAL PRODUCTS AND SUPPLIES -- 3.4%
   123,600   Abbott Laboratories.........................     5,369
     5,300   Allergan Inc. ..............................       309
     4,500   Bard (C.R.) Inc. ...........................       166
     4,400   Bausch & Lomb Inc. .........................       173
    22,500   Baxter International Inc. ..................     1,339
    19,700   Becton, Dickinson & Company.................       810
     9,000   Biomet Inc. ................................       312
    15,500   Boston Scientific Corporation++.............       796
     8,900   Cardinal Health Inc. .......................       919
    12,100   Guidant Corporation.........................       898
   107,600   Johnson & Johnson...........................     8,420
    37,600   Medtronic Inc. .............................     2,176
     6,800   St. Jude Medical Inc.++.....................       157
     6,200   United States Surgical Corporation..........       258
                                                           --------
                                                             22,102
                                                           --------
             MEDICAL SERVICES -- 0.7%
    51,400   Columbia/HCA Healthcare Corporation.........     1,031
    34,400   HBO & Company...............................       993
    32,100   HEALTHSOUTH Corporation++...................       339
    13,300   Humana Inc.++...............................       218
    13,000   IMS Health Inc. ............................       805
     5,100   Manor Care Inc. ............................       149
    24,700   Tenet Healthcare Corporation++..............       710
    15,400   United Healthcare Corporation...............       539
                                                           --------
                                                              4,784
                                                           --------
             METALS AND MINING -- 0.6%
    18,300   Alcan Aluminum Ltd. ........................       429
    13,400   Aluminum Company of America.................       951
     3,100   ASARCO Inc. ................................        59
    29,900   Barrick Gold Corporation ADR................       598
    18,500   Battle Mountain Gold Company................       112
     7,500   Cyprus Amax Minerals Company................        99
    16,900   Homestake Mining Company....................       205
    13,200   Inco Ltd. ..................................       135
    12,500   Newmont Mining Corporation..................       303
     4,600   Phelps Dodge Corporation....................       240
    20,000   Placer Dome Inc., ADR.......................       276
     5,800   Reynolds Metals Company.....................       295
                                                           --------
                                                              3,702
                                                           --------
             NETWORKING EQUIPMENT AND PRODUCTS -- 0.1%
    15,400   Ascend Communications Inc.++                       701
                                                           --------
             OFFICE EQUIPMENT -- 0.6%
    10,900   Ikon Office Solutions Inc. .................        78
     7,100   Moore Corporation Ltd. .....................        75

                                                            VALUE
  SHARES                                                    (000)
-------------------------------------------------------------------
             OFFICE EQUIPMENT -- (CONTINUED)
    21,800   Pitney Bowes Inc. ..........................  $  1,189
    26,300   Xerox Corporation...........................     2,229
                                                           --------
                                                              3,571
                                                           --------
             OIL -- DOMESTIC -- 1.6%
     7,400   Amerada Hess Corporation....................       427
    76,900   Amoco Corporation...........................     4,143
     6,200   Ashland Oil Inc. ...........................       287
    25,700   Atlantic Richfield Company..................     1,823
     3,800   Kerr-McGee Corporation......................       173
    29,400   Occidental Petroleum Corporation............       632
     8,500   Oryx Energy Company++.......................       110
     3,800   Pennzoil Company............................       133
    20,900   Phillips Petroleum Company..................       950
     7,600   Sun Company Inc. ...........................       243
    19,400   Unocal Corporation..........................       703
    23,200   USX-Marathon Group (New)....................       822
                                                           --------
                                                             10,446
                                                           --------
             OIL -- INTERNATIONAL -- 5.3%
     9,600   Anadarko Petroleum Corporation..............       377
     7,900   Apache Corporation..........................       212
    52,300   Chevron Corporation.........................     4,396
   195,800   Exxon Corporation...........................    13,743
    62,500   Mobil Corporation...........................     4,746
   171,600   Royal Dutch Petroleum Company, ADR..........     8,172
    43,400   Texaco Inc. ................................     2,721
    20,100   Union Pacific Resources Group Inc. .........       247
                                                           --------
                                                             34,614
                                                           --------
             OIL SERVICES -- 0.7%
    25,240   Baker Hughes Inc. ..........................       528
     6,700   Columbia Energy Group.......................       393
    35,000   Halliburton Company.........................     1,000
     7,000   Rowan Companies Inc.++......................        78
    40,000   Schlumberger Ltd. ..........................     2,013
    19,200   Sempra Energy...............................       500
                                                           --------
                                                              4,512
                                                           --------
             PAPER AND FOREST PRODUCTS -- 1.0%
     4,500   Boise Cascade Corporation...................       114
     7,700   Champion International Corporation..........       241
    17,700   Fort James Corporation......................       581
     7,400   Georgia-Pacific Corporation.................       338
    24,701   International Paper Company.................     1,152
    44,700   Kimberly-Clark Corporation..................     1,810
     8,800   Louisiana-Pacific Corporation...............       179
     8,300   Mead Corporation............................       244
     2,200   Potlatch Corporation........................        75
     8,000   Stone Container Corporation++...............        69
     4,400   Temple-Inland Inc. .........................       211
     5,600   Union Camp Corporation......................       221
     8,100   Westvaco Corporation........................       194
    15,900   Weyerhaeuser Company........................       671
     8,900   Willamette Industries Inc. .................       255
                                                           --------
                                                              6,355
                                                           --------
             PHOTO AND OPTICAL -- 0.3%
    25,800   Eastman Kodak Company.......................     1,995
     3,500   Polaroid Corporation........................        86
                                                           --------
                                                              2,081
                                                           --------
             PRINTING AND PUBLISHING -- 0.8%
     5,800   American Greetings Corporation, Class A.....       229
     6,500   Deluxe Corporation..........................       185

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Equity Index Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

                                                            VALUE
  SHARES                                                    (000)
-------------------------------------------------------------------
             PRINTING AND PUBLISHING -- (CONTINUED)
    11,400   Donnelley (R.R.) & Sons Company.............  $    401
     7,500   Dow Jones & Company Inc. ...................       349
    13,700   Dun & Bradstreet Corporation................       370
    22,800   Gannett Company Inc. .......................     1,221
     5,700   Harcourt General Inc. ......................       276
     2,900   Jostens Inc. ...............................        60
     6,400   Knight-Ridder Inc. .........................       285
     8,000   McGraw-Hill Companies Inc. .................       634
     4,200   Meredith Corporation........................       134
    15,300   New York Times Company, Class A.............       421
     7,200   Times Mirror Company, Class A...............       383
     9,700   Tribune Company.............................       488
                                                           --------
                                                              5,436
                                                           --------
             PROFESSIONAL SERVICES -- 0.3%
     8,400   Block (H&R) Inc. ...........................       348
    20,300   Franklin Resources Inc. ....................       609
    10,900   Interpublic Group Companies Inc. ...........       588
    20,500   Service Corporation International...........       653
                                                           --------
                                                              2,198
                                                           --------
             RECREATION -- 1.1%
     8,000   Brunswick Corporation.......................       104
   163,700   Disney (Walt) Company.......................     4,144
     2,800   Fleetwood Enterprises Inc. .................        85
     8,100   Harrah's Entertainment Inc.++...............       108
    10,700   Hasbro Inc. ................................       316
     6,000   King World Productions Inc.++...............       157
    23,500   Mattel Inc. ................................       658
    14,300   Mirage Resorts Inc.++.......................       240
    28,500   Viacom Inc., Class B++......................     1,653
                                                           --------
                                                              7,465
                                                           --------
             RESTAURANTS AND LODGING -- 0.9%
    68,200   Cendant Corporation++.......................       793
    11,400   Darden Restaurants Inc. ....................       182
    19,800   Hilton Hotels Corporation...................       338
    20,400   Marriott International Inc., Class A........       487
    55,000   McDonald's Corporation......................     3,283
    12,200   Tricon Global Restaurants...................       476
    10,500   Wendy's International Inc. .................       233
                                                           --------
                                                              5,792
                                                           --------
             RETAIL -- DISCOUNT -- 1.9%
     8,600   Consolidated Stores Corporation++...........       169
    14,375   Dollar General Corporation..................       383
    39,000   Kmart Stores Corporation++..................       466
    20,600   Rite Aid Corporation........................       731
    25,600   TJX Companies Inc. .........................       456
    22,300   Toys R Us Inc.++............................       361
   179,700   Wal-Mart Stores Inc. .......................     9,816
                                                           --------
                                                             12,382
                                                           --------
             RETAIL -- GENERAL -- 0.9%
    17,300   Costco Companies Inc.++.....................       820
    35,000   Dayton Hudson Corporation...................     1,251
     8,600   Dillard Department Stores Inc., Class A.....       243
    16,900   Federated Department Stores Inc.++..........       615
    18,500   May Department Stores Company...............       953
    20,100   Penny (J.C.) Company Inc. ..................       903
    31,300   Sears, Roebuck & Company....................     1,383
                                                           --------
                                                              6,168
                                                           --------

                                                            VALUE
  SHARES                                                    (000)
-------------------------------------------------------------------
             RETAIL -- SPECIALTY -- 2.0%
     7,900   Circuit City Stores Inc. ...................  $    263
    30,800   CVS Corporation.............................     1,349
    12,200   Fred Meyer Inc.++...........................       474
    31,500   Gap Inc. ...................................     1,662
   117,600   Home Depot Inc. ............................     4,644
    12,800   Kohl's Corporation+.........................       499
    18,200   Limited Inc. ...............................       399
     3,000   Longs Drug Stores Corporation...............       121
    27,900   Lowe's Companies Inc. ......................       888
    12,200   Nordstrom Inc. .............................       302
     5,100   Pep Boys -- Manny, Moe & Jack...............        68
     8,100   Tandy Corporation...........................       433
    10,800   Venator Group Inc.++........................        94
    39,700   Walgreen Company............................     1,749
                                                           --------
                                                             12,945
                                                           --------
             SAVINGS AND LOANS -- 0.1%
     8,900   Ahmanson (H.F.) & Company...................       494
     4,500   Golden West Financial Corporation...........       368
                                                           --------
                                                                862
                                                           --------
             SEMICONDUCTORS -- 2.1%
    11,500   Advanced Micro Devices Inc.++...............       213
   135,800   Intel Corporation...........................    11,645
    17,000   Micron Technology Inc.++....................       517
    31,300   Texas Instruments Inc. .....................     1,651
                                                           --------
                                                             14,026
                                                           --------
             STEEL -- 0.2%
    15,700   Allegheny Teledyne Inc. ....................       280
     8,600   Armco Inc.++................................        43
    10,300   Bethlehem Steel Corporation++...............        85
     7,100   Nucor Corporation...........................       288
     7,000   USX-U.S. Steel Group........................       167
     7,800   Worthington Industries Inc. ................        98
                                                           --------
                                                                961
                                                           --------
             TELECOMMUNICATIONS -- 1.6%
    12,000   General Instruments Corporation++...........       260
   105,000   Lucent Technologies Inc. ...................     7,252
    21,900   Nextel Communications Inc., Class A++.......       442
    52,360   Northern Telecommunications Ltd. ...........     1,676
    14,600   Tellabs Inc.+...............................       581
                                                           --------
                                                             10,211
                                                           --------
             TOBACCO -- 1.4%
   194,500   Philip Morris Companies Inc. ...............     8,959
       400   RJR Nabisco Holdings Corporation............        10
    14,800   UST Inc. ...................................       438
                                                           --------
                                                              9,407
                                                           --------
             TRANSPORTATION -- AIRLINES -- 0.4%
    14,600   AMR Corporation++...........................       809
     6,200   Delta Air Lines Inc. .......................       603
    11,800   FDX Corporation++...........................       532
    26,800   Southwest Airlines Company..................       536
     8,100   US Airways Group Inc.++.....................       410
                                                           --------
                                                              2,890
                                                           --------
             TRANSPORTATION -- RAILROADS -- 0.6%
    37,800   Burlington Northern Santa Fe Inc. ..........     1,210
    17,500   CSX Corporation.............................       736
    30,400   Norfolk Southern Corporation................       884
    19,800   Union Pacific Corporation...................       844
                                                           --------
                                                              3,674
                                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Equity Index Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

                                                            VALUE
  SHARES                                                    (000)
-------------------------------------------------------------------
             TRUCKING AND SHIPPING -- 0.0%##
     6,000   Ryder Systems Inc. .........................  $    149
                                                           --------
             UTILITIES -- NATURAL GAS -- 0.3%
     7,700   Consolidated Natural Gas Company............       420
     3,800   NICOR Inc. .................................       157
     2,400   ONEOK Inc. .................................        82
     2,700   Peoples Energy Corporation..................        97
     8,800   Sonat Inc. .................................       263
    34,000   Williams Companies Inc. ....................       978
                                                           --------
                                                              1,997
                                                           --------
             UTILITIES -- TELEPHONE -- 7.8%
    45,800   AirTouch Communications Inc.++..............     2,611
    21,900   ALLTEL Corporation..........................     1,038
    88,100   Ameritech Corporation.......................     4,174
   143,900   AT&T Corporation............................     8,409
   124,300   Bell Atlantic Corporation...................     6,021
    79,200   BellSouth Corporation.......................     5,960
    77,100   GTE Corporation.............................     4,241
   154,626   MCI WorldCom Inc.++.........................     7,557
   147,200   SBC Communications Inc. ....................     6,541
    34,500   Sprint Corporation..........................     2,484
    40,100   U.S. West Inc. .............................     2,103
                                                           --------
                                                             51,139
                                                           --------
             WASTE DISPOSAL -- 0.3%
    45,300   Waste Management Inc. ......................     2,177
                                                           --------
             TOTAL COMMON STOCKS
              (Cost $403,237)............................   649,786
                                                           --------

PRINCIPAL
  AMOUNT
  (000)
 ---------
             U.S. TREASURY OBLIGATIONS -- 0.1% (Cost
              $794)
             U.S. Treasury Bills,
$      800   4.860%** 11/27/98@..........................       794
                                                           --------

             INVESTMENT COMPANY -- 0.7% (Cost
              $4,695)
 4,695,000   Nations Cash Reserves(a)...........             4,695
                                                          --------

          TOTAL INVESTMENTS
            (Cost $408,726*)...................   99.8%   655,275
                                                         --------
          OTHER ASSETS AND
            LIABILITIES (NET)..................    0.2
          Cash........................................        113
          Dividends receivable........................        862
          Receivable for fund shares sold.............      1,697
          Unamortized organization costs..............          1
          Variation Margin/due to broker..............       (165)
          Payable for fund shares redeemed............       (669)
          Shareholder servicing and distribution fees
            payable...................................         (4)
          Investment advisory fee payable.............        (78)
          Accrued Trustees'/Directors' fees and
            expenses..................................        (34)
          Administration fee payable..................        (54)
          Accrued expenses and other liabilities......       (132)
                                                         --------
          TOTAL OTHER ASSETS AND
            LIABILITIES (NET).........................      1,537
                                                         --------
          NET ASSETS...........................  100.0%  $656,812
                                                         ========

                                                          VALUE
                                                          (000)
-----------------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and redemption
            price per share ($648,722,000/32,668,640
            shares outstanding).......................     $19.86
                                                         ========
          PRIMARY B SHARES:
          Net asset value, offering and redemption
            price per share ($185,000/9,320 shares
            outstanding)..............................     $19.90
                                                         ========
          INVESTOR A SHARES:
          Net asset value, offering and redemption
            price per share ($7,905,000/399,942 shares
            outstanding)..............................     $19.76
                                                         ========
          AT SEPTEMBER 30, 1998, NET ASSETS
            CONSIST OF:
          Paid-in capital.............................   $413,984
          Undistributed net investment income.........        258
          Accumulated net realized loss on investments
            sold......................................     (4,101)
          Unrealized appreciation of investments and
            futures contracts.........................    246,671
                                                         --------
          NET ASSETS..................................   $656,812
                                                         ========

---------------

  * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $260,104,000 and gross depreciation of $13,555,000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $408,726,000.
 **  Rate represents annualized yield at date of purchase.
 ++  Non-income producing security.
  @  Security segregated as collateral for futures contracts.
 ##  Amount represents less than 0.01%.
(a)  Money market mutual fund registered under the Investment
     Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc.

                                                        NET
                                                     UNREALIZED
NUMBER OF                                           APPRECIATION
CONTRACTS                                              (000)
----------------------------------------------------------------
            FUTURES CONTRACTS -- LONG POSITION
    21       S&P 500 Index Futures,
             December 1998........................      $122
                                                    --------
                                                    --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Capital Growth Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

                                                            VALUE
  SHARES                                                   (000'S)
-------------------------------------------------------------------
             COMMON STOCKS -- 97.5%
             APPAREL AND TEXTILES -- 0.7%
   129,390   Tommy Hilfiger Corporation++................  $  5,305
                                                           --------
             BANKS -- 4.1%
   222,775   Banc One Corporation........................     9,496
   225,650   Chase Manhattan Corporation.................     9,759
    50,400   Citicorp....................................     4,684
   108,520   Mellon Bank Corporation.....................     5,976
                                                           --------
                                                             29,915
                                                           --------
             BEVERAGES -- 1.3%
   332,950   PepsiCo Inc. ...............................     9,801
                                                           --------
             CHEMICALS -- SPECIALTY -- 2.4%
   137,625   Morton International Inc., Industries.......     3,011
   285,825   Raychem Corporation.........................     6,967
   236,815   Praxair, Inc. ..............................     7,741
                                                           --------
                                                             17,719
                                                           --------
             COMPUTER RELATED -- 12.1%
   286,350   Cisco Systems, Inc.++.......................    17,700
   293,700   Compaq Computer Corporation++...............     9,288
   168,375   EMC Corporation++...........................     9,629
   141,550   Hewlett-Packard Company.....................     7,493
   202,625   Intel Corporation...........................    17,375
   102,550   International Business Machines
              Corporation................................    13,127
   225,450   SCI Systems Inc.++..........................     6,073
   167,075   Sun Microsystems, Inc.++....................     8,323
                                                           --------
                                                             89,008
                                                           --------
             COMPUTER SERVICES -- 2.0%
   192,600   Computer Associates International Inc. .....     7,126
   216,450   Sterling Commerce, Inc.++...................     7,495
                                                           --------
                                                             14,621
                                                           --------
             COMPUTER SOFTWARE -- 5.7%
   134,700   BMC Software, Inc.++........................     8,090
   175,525   Compuware Corporation++.....................    10,334
   195,472   Network Associates, Inc.++..................     6,939
   150,775   Microsoft Corporation++.....................    16,595
                                                           --------
                                                             41,958
                                                           --------
             DIVERSIFIED -- 2.8%
   208,300   Tyco International Ltd. ....................    11,509
   120,400   United Technologies Corporation.............     9,203
                                                           --------
                                                             20,712
                                                           --------
             DRUGS -- 9.6%
   165,410   American Home Products Corporation..........     8,663
   128,475   Bristol-Myers Squibb Company................    13,345
    98,525   Merck & Company Inc. .......................    12,765
    79,575   Pfizer Inc. ................................     8,430
   150,225   Schering-Plough Corporation.................    15,558
   158,800   Warner Lambert Company......................    11,989
                                                           --------
                                                             70,750
                                                           --------
             ELECTRICAL EQUIPMENT -- 7.7%
   222,875   Emerson Electric Company....................    13,874
   243,600   General Electric Company....................    19,381
   181,850   Honeywell, Inc. ............................    11,650
   254,625   Sundstrand Corporation......................    11,808
                                                           --------
                                                             56,713
                                                           --------
             FINANCIAL SERVICES -- 5.8%
   166,425   Equifax Inc. ...............................     5,939
   188,550   Federal National Mortgage Association.......    12,114
   291,855   Household International, Inc. ..............    10,945

                                                            VALUE
  SHARES                                                   (000'S)
-------------------------------------------------------------------
             FINANCIAL SERVICES -- (CONTINUED)
    98,270   Morgan Stanley, Dean Witter,
              Discover & Company.........................  $  4,232
   285,212   Washington Mutual, Inc. ....................     9,626
                                                           --------
                                                             42,856
                                                           --------
             FOOD PRODUCERS -- 2.3%
   169,575   Cambell Soup Company........................     8,511
   126,250   Hershey Foods Corporation...................     8,640
                                                           --------
                                                             17,151
                                                           --------
             FOOD RETAILERS -- 2.0%
   199,650   Safeway, Inc.++.............................     9,259
   243,575   SYSCO Corporation...........................     5,739
                                                           --------
                                                             14,998
                                                           --------
             HOUSEHOLD PRODUCTS -- 0.6%
    55,640   Clorox Company..............................     4,590
                                                           --------
             INSURANCE -- 5.8%
   136,012   American International Group, Inc. .........    10,473
    50,450   General Re Corporation......................    10,241
   255,670   MGIC Investment Corporation.................     9,428
   255,500   UNUM Corporation............................    12,695
                                                           --------
                                                             42,837
                                                           --------
             MACHINERY AND EQUIPMENT -- 0.3%
    43,355   Illinois Tool Works, Inc. ..................     2,363
                                                           --------
             MEDIA -- 2.6%
   429,975   CBS Corporation.............................    10,427
   101,375   Time Warner Inc. ...........................     8,877
                                                           --------
                                                             19,304
                                                           --------
             MEDICAL PRODUCTS AND SUPPLIES -- 4.5%
   141,225   Abbott Laboratories.........................     6,135
   146,375   Baxter International Inc. ..................     8,709
   107,300   Guidant Corporation.........................     7,967
   175,130   Medtronic, Inc. ............................    10,136
                                                           --------
                                                             32,947
                                                           --------
             MEDICAL SERVICES -- 1.6%
   433,670   HEALTHSOUTH Corporation++...................     4,581
   258,675   Tenet Healthcare Corporation++..............     7,437
                                                           --------
                                                             12,018
                                                           --------
             OIL -- INTERNATIONAL -- 0.7%
    67,150   Mobil Corporation...........................     5,099
                                                           --------
             OIL SERVICES -- 2.2%
   296,100   Halliburton Company.........................     8,457
   149,000   Schlumberger Ltd. ..........................     7,497
                                                           --------
                                                             15,954
                                                           --------
             PRINTING AND PUBLISHING -- 1.0%
   129,325   Gannett Company, Inc. ......................     6,927
                                                           --------
             PROFESSIONAL SERVICES -- 2.4%
   189,575   Ascend Communications Inc.++................     8,625
   272,025   Service Corporation International...........     8,671
                                                           --------
                                                             17,296
                                                           --------
             RECREATION -- 1.0%
   221,800   Carnival Corporation........................     7,056
                                                           --------
             RESTAURANTS AND LODGING -- 0.7%
   463,554   Cendant Corporation++.......................     5,389
                                                           --------
             RETAIL -- 10.3%
   158,125   Best Buy Company Inc. ......................     6,562
   187,770   CVS Corporation.............................     8,227

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Capital Growth Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

                                                            VALUE
  SHARES                                                   (000'S)
-------------------------------------------------------------------
             RETAIL -- (CONTINUED)
   266,050   Dayton Hudson Corporation...................  $  9,511
   202,450   Federated Department Stores Inc.++..........     7,364
   143,150   Home Depot Inc. ............................     5,654
   329,800   Lowe's Companies Inc. ......................    10,492
   174,360   Office Depot, Inc.++........................     3,912
   443,650   OfficeMax, Inc.++...........................     4,353
   275,990   Rite Aid Corporation........................     9,798
   543,760   TJX Companies, Inc. ........................     9,686
                                                           --------
                                                             75,559
                                                           --------
             TELECOMMUNICATIONS -- 1.9%
    98,675   AirTouch Communications, Inc.++.............     5,624
   173,850   MCI WorldCom Inc.++.........................     8,497
                                                           --------
                                                             14,121
                                                           --------
             TELECOMMUNICATIONS EQUIPMENT -- 3.3%
    62,450   Lucent Technologies Inc. ...................     4,313
    79,000   Nokia Corporation, Class A, ADR.............     6,196
   225,885   Northern Telecom Ltd. ......................     7,228
   162,325   Tellabs, Inc.++.............................     6,463
                                                           --------
                                                             24,200
                                                           --------
             TOTAL COMMON STOCKS (Cost $595,547).........   717,167
                                                           --------

             INVESTMENT COMPANY -- 2.6% (Cost $19,190)
19,190,000   Nations Cash Reserves(a)....................    19,190
                                                           --------

             TOTAL INVESTMENTS (Cost $614,737*)... 100.1%   736,357
                                                           --------
             OTHER ASSETS AND LIABILITIES (NET)..........      (0.1)
             Cash........................................        13
             Receivable for investment securities........     1,769
             Dividends receivable........................       516
             Payable for investment securities...........    (2,089)
             Shareholder servicing and distribution fees
               payable...................................      (313)
             Investment advisory fee payable.............      (466)
             Accrued Trustees'/Directors' fees and
               expenses..................................       (52)
             Administration fee payable..................       (62)
                                                           --------
             TOTAL OTHER ASSETS AND
               LIABILITIES (NET).........................      (684)
                                                           --------
             NET ASSETS........................... 100.0%  $735,673
                                                           ========

                                                          VALUE
                                                         (000'S)
-----------------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and redemption
            price per share ($640,461,000/65,037,666
            shares outstanding).......................      $9.85
                                                         ========
          PRIMARY B SHARES:
          Net asset value, offering and redemption
            price per share ($236,000/24,237 shares
            outstanding)..............................      $9.74
                                                         ========
          INVESTOR A SHARES:
          Net asset value, offering and redemption
            price per share ($39,73,000/4,055,860
            shares outstanding).......................      $9.80
                                                         ========
          INVESTOR B SHARES:
          Net asset value and offering price per
            share# ($52,218,000/5,559,706 shares
            outstanding)..............................      $9.39
                                                         ========
          INVESTOR C SHARES:
          Net asset value, offering and redemption
            price per share ($3,025,000/318,546 shares
            outstanding)..............................      $9.49
                                                         ========
          AT SEPTEMBER 30, 1998, NET ASSETS
            CONSIST OF:
          Paid-in capital.............................   $521,409
          Distributions in excess of net investment
            income....................................       (136)
          Accumulated net realized gain
            on investments sold.......................     92,780
          Unrealized appreciation of investments......    121,620
                                                         --------
          NET ASSETS..................................   $735,673
                                                         ========

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $173,098,000 and gross depreciation of $51,478,000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $614,737,000.

++ Non-income producing security.

 # Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.

(a) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Disciplined Equity Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

                                                            VALUE
 SHARES                                                     (000)
-------------------------------------------------------------------
            COMMON STOCKS -- 99.6%
            AEROSPACE AND DEFENSE -- 3.8%
  211,100   General Dynamics Corporation.................  $ 10,595
   84,000   United Technologies Corporation..............     6,421
                                                           --------
                                                             17,016
                                                           --------
            APPAREL AND TEXTILES -- 1.6%
  192,000   VF Corporation...............................     7,128
                                                           --------
            APPLIANCES -- 1.9%
  177,500   Maytag Corporation...........................     8,476
                                                           --------
            AUTOMOTIVE AND TRUCK
             MANUFACTURERS -- 2.0%
  187,400   Ford Motor Company...........................     8,796
                                                           --------
            BANKS -- 0.8%
   63,000   Ahmanson (H.F.)&Company......................     3,497
                                                           --------
            BUILDING AND CONSTRUCTION -- 1.5%
  160,000   USG Corporation++............................     6,920
                                                           --------
            CHEMICALS -- BASIC -- 1.5%
  235,800   Rohm & Haas Company..........................     6,558
                                                           --------
            COAL, GAS AND PIPELINE -- 2.5%
  340,900   Coastal Corporation..........................    11,505
                                                           --------
            COMPUTER RELATED -- 5.5%
   45,000   Cisco Systems Inc.++.........................     2,782
  239,400   Dell Computer Corporation++..................    15,741
  243,700   Storage Technology Corporation++.............     6,199
                                                           --------
                                                             24,722
                                                           --------
            COMPUTER SOFTWARE -- 5.9%
  194,300   Compuware Corporation++......................    11,439
   99,700   Microsoft Corporation++......................    10,973
  326,800   Symantec Corporation++.......................     4,310
                                                           --------
                                                             26,722
                                                           --------
            DRUGS -- 3.8%
   20,000   Bristol-Myers Squibb Company.................     2,078
   35,000   Merck & Company Inc. ........................     4,535
  356,200   Mylan Laboratories Inc. .....................    10,507
                                                           --------
                                                             17,120
                                                           --------
            ELECTRIC POWER -- 2.0%
  204,050   DTE Energy Company...........................     9,221
                                                           --------
            ELECTRICAL EQUIPMENT -- 1.9%
  107,000   General Electric Company.....................     8,513
                                                           --------
            ELECTRONICS -- 1.4%
  133,550   Sundstrand Corporation.......................     6,193
                                                           --------
            FINANCIAL SERVICES -- 4.0%
  191,800   GreenPoint Financial Corporation.............     6,114
  128,400   Morgan Stanley Dean Witter Discover
             Company++...................................     5,528
  217,825   Paine Webber Group Inc. .....................     6,535
                                                           --------
                                                             18,177
                                                           --------
            FOOD -- 2.8%
  271,338   Safeway Inc.++...............................    12,583
                                                           --------
            HOUSEWARES -- 1.5%
  242,300   Premark International Inc. ..................     6,800
                                                           --------

                                                            VALUE
 SHARES                                                     (000)
-------------------------------------------------------------------
            INSURANCE -- 8.4%
  184,200   Allstate Corporation.........................  $  7,679
  139,500   Equitable Companies Inc. ....................     5,772
  107,100   Lincoln National Corporation Ltd. ...........     8,808
  152,800   MGIC Investment Corporation..................     5,635
  164,700   SunAmerica Inc. .............................    10,047
                                                           --------
                                                             37,941
                                                           --------
            MACHINERY AND EQUIPMENT -- 3.0%
  141,000   Caterpillar Inc. ............................     6,283
  187,800   Ingersoll-Rand Company.......................     7,125
                                                           --------
                                                             13,408
                                                           --------
            MEDICAL PRODUCTS AND SUPPLIES -- 8.6%
  170,600   Allergan Inc. ...............................     9,958
  135,900   Biogen Inc.++................................     8,944
  122,000   Guidant Corporation..........................     9,059
  100,550   Pfizer Inc.++................................    10,652
                                                           --------
                                                             38,613
                                                           --------
            OFFICE EQUIPMENT -- 1.2%
   81,100   Lexmark International Group Inc., Class A....     5,621
                                                           --------
            OIL REFINING AND MARKETING -- 4.7%
  147,300   Ashland Inc. ................................     6,813
  132,450   Columbia Energy Group........................     7,764
  215,250   Sun Company..................................     6,888
                                                           --------
                                                             21,465
                                                           --------
            PHOTO AND OPTICAL -- 1.8%
  105,100   Eastman Kodak Company........................     8,126
                                                           --------
            PRINTING AND PUBLISHING -- 1.8%
  185,000   Knight-Ridder Inc. ..........................     8,233
                                                           --------
            RETAIL -- DISCOUNT -- 1.5%
  394,800   TJX Companies Inc. ..........................     7,032
                                                           --------
            RETAIL -- GENERAL -- 4.9%
  152,900   Costco Companies Inc.++......................     7,244
  223,800   Dayton Hudson Corporation....................     8,001
  194,700   Federated Department Stores Inc.++...........     7,082
                                                           --------
                                                             22,327
                                                           --------
            RETAIL -- SPECIALTY -- 5.0%
  260,600   Best Buy Company Inc.++......................    10,815
  292,700   Lowe's Companies Inc. .......................     9,312
   90,000   Staples Inc. ................................     2,644
                                                           --------
                                                             22,771
                                                           --------
            SEMICONDUCTORS -- 0.5%
   28,000   Intel Corporation............................     2,401
                                                           --------
            TELECOMMUNICATIONS -- 4.3%
  179,100   AT&T Corporation.............................    10,466
  128,400   Lucent Technologies Inc. ....................     8,868
                                                           --------
                                                             19,334
                                                           --------
            TRANSPORTATION -- AIRLINES -- 2.1%
   60,400   AMR Corporation++............................     3,348
   92,634   UAL Corporation++............................     6,004
                                                           --------
                                                              9,352
                                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Disciplined Equity Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

                                                            VALUE
 SHARES                                                     (000)
-------------------------------------------------------------------
            UTILITIES -- TELEPHONE -- 7.4%
  136,000   BellSouth Corporation........................  $ 10,233
  225,000   Century Telephone Enterprises Inc. ..........    10,631
  196,300   U.S. West Inc. ..............................    10,293
   50,000   MCI WorldCom Inc.++..........................     2,444
                                                           --------
                                                             33,601
                                                           --------
            TOTAL COMMON STOCKS
             (Cost $405,870).............................   450,172
                                                           --------
            INVESTMENT COMPANY -- 0.5% (Cost $2,227)
2,227,000   Nations Cash Reserves(a).....................     2,227
                                                           --------

         TOTAL INVESTMENTS
           (Cost $408,097*).....................  100.1%   452,399
                                                          --------
         OTHER ASSETS AND
           LIABILITIES (NET)....................   (0.1)%
         Cash..........................................          1
         Dividends and interest receivable.............        346
         Receivable for fund shares sold...............        618
         Payable for fund shares redeemed..............       (651)
         Shareholder servicing and distribution fees
           payable.....................................       (232)
         Investment advisory fee payable...............       (285)
         Accrued Trustees'/Directors' fees and
           expenses....................................        (11)
         Administration fee payable....................        (38)
         Accrued expenses and other liabilities........       (116)
                                                          --------
         TOTAL OTHER ASSETS AND
           LIABILITIES (NET)...........................       (368)
                                                          --------
         NET ASSETS.............................  100.0%  $452,031
                                                          ========
         PRIMARY A SHARES:
         Net asset value, offering and redemption price
           per share ($349,435,000/19,223,870 shares
           outstanding)................................     $18.18
                                                          ========
         PRIMARY B SHARES:
         Net asset value, offering and redemption price
           per share ($0##/1 share outstanding)........     $18.20
                                                          ========
         INVESTOR A SHARES:
         Net asset value, offering and redemption price
           per share ($62,013,000/3,428,226 shares
           outstanding)................................     $18.09
                                                          ========
         INVESTOR B SHARES:
         Net asset value and offering price per share#
          ($39,413,000/2,242,837 shares outstanding)...     $17.57
                                                          ========
         INVESTOR C SHARES:
         Net asset value, offering and redemption price
           per share ($1,170,000/65,434 shares
           outstanding)................................     $17.87
                                                          ========

                                                           VALUE
                                                           (000)
------------------------------------------------------------------
         AT SEPTEMBER 30, 1998,
           NET ASSETS CONSIST OF:
         Paid-in capital...............................   $397,412
         Undistributed net investment income...........         80
         Accumulated net realized gain on investments
           sold........................................     10,237
         Unrealized appreciation of investments........     44,302
                                                          --------
         NET ASSETS....................................   $452,031
                                                          ========

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $76,619,000 and gross depreciation of $32,317,000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $408,097,000.

++ Non-income producing security.

 # Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.

## Amount represents less than $500.

(a) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Marsico Focused Equities Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

                                                            VALUE
  SHARES                                                    (000)
-------------------------------------------------------------------
             COMMON STOCKS -- 85.8%
             AEROSPACE AND DEFENSE -- 4.4%
   199,850   Gulfstream Aerospace Corporation............  $  8,044
                                                           --------
             AIRLINES -- 4.8%
    16,966   Delta Air Lines Inc. .......................     1,650
   111,410   UAL Corporation.............................     7,221
                                                           --------
                                                              8,871
                                                           --------
             AUTOMOTIVE -- CARS & LIGHT TRUCKS -- 5.4%
   211,330   Ford Motor Company..........................     9,919
                                                           --------
             BANKS -- 4.0%
   151,802   Norwest Corporation.........................     5,436
    53,921   U.S. BanCorporation.........................     1,918
                                                           --------
                                                              7,354
                                                           --------
             BEVERAGES -- ALCOHOLIC -- 2.7%
    91,810   Anheuser-Busch Companies Inc................     4,958
                                                           --------
             BEVERAGES -- NON-ALCOHOLIC -- 2.6%
   191,555   Coca-Cola Enterprises Inc...................     4,837
                                                           --------
             COMPUTER -- MICRO -- 12.4%
   291,985   EMC Corporation++...........................    16,698
    48,172   International Business Machines
              Corporation................................     6,166
                                                           --------
                                                             22,864
                                                           --------
             COMPUTER SOFTWARE -- 5.3%
    89,677   Microsoft Corporation++.....................     9,871
                                                           --------
             CRUISE LINES -- 4.0%
   234,161   Carnival Corporation........................     7,449
                                                           --------
             DIVERSIFIED MANUFACTURING OPERATIONS -- 2.9%
    66,544   General Electric Company....................     5,294
                                                           --------
             FINANCE -- INVESTMENT BANKERS/BROKERS -- 0.2%
     8,565   Morgan Stanley, Dean Witter and Company.....       369
                                                           --------
             FINANCE -- OTHER SERVICES -- 4.6%
   131,404   Associates First Capital Corporation........     8,574
                                                           --------
             MEDICAL -- DRUGS -- 7.9%
    49,751   Pfizer Inc. ................................     5,270
     7,388   Schering-Plough Corporation.................       765
   113,259   Warner-Lambert Company......................     8,551
                                                           --------
                                                             14,586
                                                           --------
             MEDICAL SERVICES -- 2.3%
    69,634   IMS Health Inc. ............................     4,313
                                                           --------
             MULTIMEDIA -- 14.0%
   270,858   MediaOne Group Inc. ........................    12,036
   158,895   Time Warner Inc. ...........................    13,913
                                                           --------
                                                             25,949
                                                           --------

                                                            VALUE
  SHARES                                                    (000)
-------------------------------------------------------------------
             NETWORKING PRODUCTS -- 4.6%
   137,807   Cisco Systems Inc.++........................  $  8,518
                                                           --------
             RETAIL -- BUILDING PRODUCTS -- 1.8%
    84,291   Home Depot Inc. ............................     3,329
                                                           --------
             RETAIL -- SPECIALTY -- 1.3%
    44,616   Gap Inc.++..................................     2,354
                                                           --------
             TELECOMMUNICATION EQUIPMENT -- 0.6%
    16,051   Lucent Technologies.........................     1,109
                                                           --------
             TOTAL COMMON STOCKS
              (Cost $159,019,686)........................   158,562
                                                           --------
             FOREIGN COMMON STOCKS -- 2.4%
             FRANCE -- 1.2%
     4,872   L'Oreal.....................................     2,266
                                                           --------
             GERMANY -- 1.2%
     1,208   Porsche AG..................................     2,098
                                                           --------
             TOTAL FOREIGN COMMON STOCKS
              (Cost $4,675)..............................     4,364
                                                           --------

PRINCIPAL
  AMOUNT
  (000)
----------
             U.S. GOVERNMENT AGENCY -- 8.5% (Cost
              $15,700)
$   15,700   Federal Home Loan Bank, 0000%** 10/01/98....    15,700
                                                           --------

  SHARES
----------
             INVESTMENT COMPANY -- 0.0% (Cost $33)
    33,000   Nations Cash Reserves(a).................         33
                                                         --------

             TOTAL INVESTMENTS
              (Cost $179,428*).................   96.7%   178,659
                                                         --------

             OTHER ASSETS AND
              LIABILITIES (NET)................    3.3

             Receivable for investment securities.....      4,402

             Receivable for fund shares sold..........      2,386

             Dividends and interest receivable........         41

             Other assets.............................         31

             Payable for fund shares redeemed.........       (217)

             Investment advisory fee payable..........       (141)

             Accrued Trustees'/Directors' fees and             (1)
              expenses................................

             Administration fee payable...............        (14)

             Shareholder servicing and distributor           (310)
              fees....................................

             Accrued expenses and other liabilities...        (44)
                                                         --------

             TOTAL OTHER ASSETS AND LIABILITIES
              (NET)...................................      6,133
                                                         --------

             NET ASSETS......................... 100.0%  $184,792
                                                         ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Marsico Focused Equities Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

                                                            VALUE
                                                            (000)
-------------------------------------------------------------------
             PRIMARY A SHARES:
             Net asset value, offering and redemption
              price per share ($35,523,000/2,907,030
              shares outstanding)........................    $12.22
                                                           ========
             INVESTOR A SHARES:
             Net asset value, offering and redemption
              price per share ($40,857,000/3,335,505
              shares outstanding)........................    $12.25
                                                           ========
             INVESTOR B SHARES:
             Net asset value and offering price per
              share# ($106,771,000/8,747,786 shares
              outstanding)...............................    $12.21
                                                           ========
             INVESTOR C SHARES:
             Net asset value, offering and redemption
              price per share ($1,641,000/134,592 shares
              outstanding)...............................    $12.19
                                                           ========

                                                            VALUE
                                                            (000)
-------------------------------------------------------------------
             AT SEPTEMBER 30, 1998,
              NET ASSETS CONSIST OF:
             Paid-in capital.............................  $189,535
             Distributions in excess of net investment
              income.....................................      (326)
             Accumulated net realized loss on investments
              sold.......................................    (3,648)
             Unrealized depreciation of investments......      (769)
                                                           --------
             NET ASSETS..................................  $184,792
                                                           ========

---------------

 * Federal Income Tax Information: Net unrealized depreciation of investment securities was comprised of gross appreciation of $5,346,000 and gross depreciation of $6,115,000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $179,428,000.

 ** Rate represents annualized yield at date of purchase.

 # Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.

(a) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Emerging Growth Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

                                                            VALUE
 SHARES                                                     (000)
-------------------------------------------------------------------
            COMMON STOCKS -- 96.9%
            APPAREL AND TEXTILES -- 5.7%
  125,000   Columbia Sportswear Company..................  $  2,047
  126,400   Land's End Inc.++............................     2,338
  160,000   Stage Stores Inc.++..........................     1,950
   90,000   The Men's Wearhouse Inc.++...................     1,553
  115,000   Tommy Hilfiger Corporation...................     4,715
                                                           --------
                                                             12,603
                                                           --------
            AUTOMOBILE PARTS MANUFACTURERS -- 1.6%
  150,000   Superior Industries International Inc. ......     3,431
                                                           --------
            BANKS -- 1.2%
   40,000   Northern Trust Company.......................     2,730
                                                           --------
            BEVERAGES -- 1.5%
  130,000   Coca-Cola Enterprises Inc. ..................     3,282
                                                           --------
            BIO SPECIALTY PHARMACEUTICALS -- 2.4%
   79,000   Biogen Inc.++................................     5,199
                                                           --------
            CIRCUITS -- 1.1%
   50,000   Linear Technology Corporation................     2,500
                                                           --------
            COMMERCIAL BANKS -- WESTERN U.S. -- 0.6%
   40,000   City National Corporation....................     1,253
                                                           --------
            COMPUTER RELATED -- 3.5%
   95,000   Comverse Technology Inc.++...................     3,883
   57,200   Diebold Inc. ................................     1,258
  188,700   Symantec Corporation.........................     2,489
                                                           --------
                                                              7,630
                                                           --------
            COMPUTER SERVICES -- 1.9%
   81,000   Sterling Commerce Inc. ......................     2,804
   41,850   Networks Associates Inc. ....................     1,486
                                                           --------
                                                              4,290
                                                           --------
            COMPUTER SOFTWARE -- 7.0%
   75,000   BMC Software Inc.++..........................     4,505
  132,100   Check Point Software Technology Ltd.++.......     2,625
   73,100   Compuware Corporation++......................     4,304
  229,600   Remedy Corporation...........................     2,066
   60,000   SunGard Data Systems Inc.++..................     1,890
                                                           --------
                                                             15,390
                                                           --------
            ELECTRIC COMPONENTS -- 6.0%
  114,000   Maxim Integrated Products Inc. ..............     3,178
  115,000   Solectron Corporation........................     5,520
  127,200   Xilinx Inc. .................................     4,452
                                                           --------
                                                             13,150
                                                           --------
            ELECTRIC POWER -- 3.7%
  115,000   AES Corporation++............................     4,262
   90,000   CMS Energy Corporation.......................     3,921
                                                           --------
                                                              8,183
                                                           --------
            ELECTRONICS -- 3.4%
  147,000   ADC Telecommunications Inc.++................     3,105
   65,000   Sundstrand Corporation.......................     3,014
  138,000   Parametric Technology Corporation++..........     1,389
                                                           --------
                                                              7,508
                                                           --------
            EXPLORATION AND DRILLING -- 1.6%
  130,000   BJ Services Inc.++...........................     2,112
   50,000   Smith International Inc.++...................     1,372
                                                           --------
                                                              3,484
                                                           --------
            FINANCIAL SERVICES -- 6.6%
   80,000   FINOVA Group (The), Inc. ....................     3,995
   80,000   FIRSTPLUS Financial Group Inc.++.............       915

                                                            VALUE
 SHARES                                                     (000)
-------------------------------------------------------------------
            FINANCIAL SERVICES -- (CONTINUED)
   75,000   Franklin Resources Inc. .....................  $  2,250
  119,998   Legg Mason Inc. .............................     3,157
  221,500   Waddell & Reed Financial Inc. ...............     4,209
                                                           --------
                                                             14,526
                                                           --------
            FOOD PRODUCTION -- 0.8%
  128,500   International Home Foods Inc. ...............     1,735
                                                           --------
            INSURANCE -- 3.6%
   96,000   Aflac Inc. ..................................     2,742
  100,000   Reinsurance Group of America Inc. ...........     5,175
                                                           --------
                                                              7,917
                                                           --------
            MEDIA -- 1.0%
  163,600   Metro-Goldwyn-Mayer Inc. ....................     2,270
                                                           --------
            MEDICAL PRODUCTS AND SUPPLIES -- 7.3%
  151,000   Acuson Corporation++.........................     2,577
   63,000   Centocor Inc. ...............................     2,496
   73,000   DePuy Inc.++.................................     2,555
  110,000   ESC Medical Systems Ltd.++...................       773
   99,600   Stryker Corporation..........................     3,386
   87,600   Watson Pharmaceuticals Inc. .................     4,446
                                                           --------
                                                             16,233
                                                           --------
            MEDICAL SERVICES -- 5.2%
   65,000   HCR Manor Care Inc.++........................     1,905
  262,500   Health Management Associates Inc, Class A++..     4,791
  124,038   HEALTHSOUTH Corporation++....................     1,310
   23,300   Pediatrix Medical Group Inc.++...............     1,046
  145,500   Quorum Health Group Inc.++...................     2,364
                                                           --------
                                                             11,416
                                                           --------
            OIL AND GAS DRILLING -- 2.2%
  186,000   Nabors Industries Inc. ......................     2,825
  138,000   Noble Drilling Corporation...................     2,035
                                                           --------
                                                              4,860
                                                           --------
            OIL -- DOMESTIC -- 0.6%
  115,800   Global Marine Inc.++.........................     1,281
                                                           --------
            OIL SERVICES -- 1.7%
   50,800   Schlumberger Ltd. ...........................     2,556
  150,000   Varco International Inc. ....................     1,256
                                                           --------
                                                              3,812
                                                           --------
            PAPER AND FOREST PRODUCTS -- 1.3%
  130,000   Caraustar Industries Inc. ...................     2,958
                                                           --------
            PRINTING AND PUBLISHING -- 0.9%
  100,000   Belo (A.H.) Corporation, Class A.............     2,000
                                                           --------
            PROFESSIONAL SERVICES -- 4.1%
  200,000   Accustaff Inc. ..............................     2,912
  155,000   Gartner Group Inc, Class A++.................     3,236
  230,000   Personnel Group of America Inc.++............     2,832
                                                           --------
                                                              8,980
                                                           --------
            RECREATION -- 1.6%
  120,000   International Speedway Corporation++.........     3,593
                                                           --------
            RESTAURANTS AND LODGING -- 1.3%
  107,855   Promus Hotel Corporation++...................     2,973
                                                           --------
            RETAIL -- SPECIALTY -- 4.8%
  148,000   Bed Bath & Beyond Inc.++.....................     3,459
  305,650   OfficeMax Inc.++.............................     2,999
  140,000   Staples Inc. ................................     4,113
                                                           --------
                                                             10,571
                                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Emerging Growth Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)          SEPTEMBER 30, 1998  (UNAUDITED)

                                                            VALUE
 SHARES                                                     (000)
-------------------------------------------------------------------
            SEMICONDUCTORS -- 3.2%
  121,000   Altera Corporation++.........................  $  4,250
  120,000   Vitesse Semiconductor Corporation++..........     2,835
                                                           --------
                                                              7,085
                                                           --------
            TELECOMMUNICATION EQUIPMENT -- 2.2%
  104,000   Advanced Fibre Communications Inc.++.........       715
  170,000   ECI Telecom Ltd., ADR........................     4,165
                                                           --------
                                                              4,880
                                                           --------
            TELECOMMUNICATIONS -- 0.9%
  140,000   Reltec Corporation++.........................     2,065
                                                           --------
            TECHNOLOGY -- 1.6%
   87,500   Uniphase Corporation.........................     3,588
                                                           --------
            TRANSPORTATION -- AIRLINES -- 2.6%
  200,000   Comair Holdings Inc. ........................     5,750
                                                           --------
            WASTER DISPOSAL -- 1.6%
   75,000   Waste Management Inc. .......................     3,605
                                                           --------
            WATER TREATMENT SYSTEMS -- 0.6%
   81,000   US Filter Corporation........................     1,296
                                                           --------
            TOTAL COMMON STOCKS (Cost $221,700)..........   214,027
                                                           --------
            WARRANTS -- 0.0%++++
    4,069   Coram Healthcare Corporation,
             Expires 7/11/99##...........................         0
                                                           --------
            INVESTMENT COMPANY -- 3.9% (Cost $8,707)
8,707,000   Nations Cash Reserves(a).....................     8,707
                                                           --------

         TOTAL INVESTMENTS
           (Cost $230,407*).....................  100.8%   222,734
                                                          --------

         OTHER ASSETS AND
           LIABILITIES (NET)....................   (0.8)%
         Cash..........................................         12
         Dividends and interest receivable.............         77
         Receivable for fund shares sold...............        190
         Receivable for investment securities sold.....      1,009
         Payable for investment securities purchased...       (805)
         Payable for fund shares redeemed..............     (1,660)
         Shareholder servicing and distribution fees
           payable.....................................       (199)
         Investment advisory fee payable...............       (145)
         Accrued Trustees'/Directors' fees and
           expenses....................................        (22)
         Administration fee payable....................        (19)
         Accrued expenses and other liabilities........        115
                                                          --------
         TOTAL OTHER ASSETS AND
           LIABILITIES (NET)...........................     (1,677)
                                                          --------
         NET ASSETS.............................  100.0%  $221,057
                                                          ========

                                                          VALUE
                                                          (000)
-----------------------------------------------------------------
        PRIMARY A SHARES:
         Net asset value, offering and redemption
           price per share ($177,136,000/17,523,950
           shares outstanding)........................     $10.11
                                                         ========
        PRIMARY B SHARES:
         Net asset value, offering and redemption
           price per share ($0##/1 share
           outstanding)...............................      $9.83
                                                         ========
        INVESTOR A SHARES:
         Net asset value, offering and redemption
           price per share ($13,158,000/1,327,144
           shares outstanding)........................      $9.91
                                                         ========
        INVESTOR B SHARES:
         Net asset value and offering price per share#
           ($29,584,000/3,156,489 shares
           outstanding)...............................      $9.37
                                                         ========
        INVESTOR C SHARES:
         Net asset value, offering and redemption
           price per share ($1,179,000/125,293 shares
           outstanding)...............................      $9.41
                                                         ========
         AT SEPTEMBER 30, 1998, NET ASSETS
           CONSIST OF:
         Paid-in capital..............................   $218,540
         Distributions in excess of net investment
           income.....................................       (631)
         Accumulated net realized gain on investments
           sold.......................................     10,821
         Unrealized depreciation of investments.......     (7,673)
                                                         --------
         NET ASSETS...................................   $221,057
                                                         ========

---------------

 * Federal Income Tax Information: Net unrealized depreciation of investment securities was comprised of gross appreciation of $39,321,000 and gross depreciation of $46,994,000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $230,407,000.

 ++ Non-income producing security.

 ++++ Amount represents less than 0.01%.

 # Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.

## Amount represents less than $500.

(a) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Small Company Growth Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

                                                            VALUE
  SHARES                                                    (000)
-------------------------------------------------------------------
             COMMON STOCKS -- 97.1%
             ADVERTISING SALES -- 1.9%
   216,449   HA-LO Industries Inc.++.....................  $  6,331
                                                           --------
             AEROSPACE AND DEFENSE -- 2.9%
    95,900   BE Aerospace Inc.++.........................     2,110
   153,100   Coltec Industries Inc.++....................     2,316
   479,550   REMEC Inc. .................................     3,820
   169,800   Tristar Aerospace Company++.................     1,634
                                                           --------
                                                              9,880
                                                           --------
             AGRICULTURAL OPERATIONS -- 0.9%
   316,300   Northland Cranberries Inc. .................     3,183
                                                           --------
             APPAREL AND TEXTILES -- 4.7%
    77,200   Culp Inc. ..................................       613
   222,700   Galey & Lord Inc.++.........................     2,658
   221,500   Interface Inc. .............................     2,658
   266,300   Phillips-Van Heusen Corporation.............     2,530
   374,200   Tefron Ltd.++...............................     2,947
   246,700   Quicksilver Inc.++..........................     4,487
                                                           --------
                                                             15,893
                                                           --------
             BANKS -- 1.5%
   162,800   City National Corporation...................     5,098
                                                           --------
             BUILDING MATERIALS -- 3.8%
   328,267   Advanced Lighting Technologies++............     2,790
   402,800   Group Maintenance America Corporation++.....     5,815
   162,900   Service Experts Inc.++......................     4,531
                                                           --------
                                                             13,136
                                                           --------
             COAL, GAS AND PIPELINE -- 1.6%
   161,300   Kinder Morgan Energy Partners LP............     5,343
                                                           --------
             COMMERCIAL SERVICES -- 3.3%
    97,600   Lason Holdings Inc.++.......................     5,002
   201,416   Nova Corporation++..........................     6,181
                                                           --------
                                                             11,183
                                                           --------
             COMMUNICATIONS SOFTWARE -- 0.8%
   110,200   Avid Technology Inc.++......................     2,624
                                                           --------
             COMPUTER SERVICES -- 2.8%
   100,750   Analyst International Corporation...........     3,023
   207,550   Cybex Computer Products Corporation++.......     5,215
   110,500   Systems & Computer Technology
              Corporation++..............................     1,423
                                                           --------
                                                              9,661
                                                           --------
             COMPUTER SOFTWARE -- 5.7%
   293,900   3Dlabs Inc., Ltd.++.........................     1,231
   203,700   BARRA Inc.++................................     4,176
   157,165   Hyperion Solutions Corporation..............     3,409
   406,650   Rogue Wave Software++.......................     2,948
   212,000   Seque Software Inc.++.......................     3,498
   311,475   Symantec Corporation........................     4,108
                                                           --------
                                                             19,370
                                                           --------
             CONSTRUCTION -- 2.6%
    45,100   Champion Enterprises Inc.++.................     1,049
   154,400   Kaufman & Broad Home Corporation............     3,619
    69,000   Lennar Corporation..........................     1,540
   112,200   Pulte Corporation...........................     2,756
                                                           --------
                                                              8,964
                                                           --------
             COSMETICS AND TOILETRY -- 1.1%
   163,525   Alberto-Culver Company......................     3,822
                                                           --------

                                                            VALUE
  SHARES                                                    (000)
-------------------------------------------------------------------
             ELECTRONICS -- 8.5%
   374,300   Aeroflex Inc.++.............................  $  3,696
   292,200   Aneren Microwave Inc.++.....................     3,397
   294,500   C-COR Electronics Inc.++....................     3,792
   179,400   Esterline Technologies Corporation++........     3,521
   416,400   Ortel Corporation++.........................     6,662
   161,000   SIPEX Corporation++.........................     4,085
   257,000   Sawtek Inc.++...............................     3,630
                                                           --------
                                                             28,783
                                                           --------
             ELECTRONICS -- SEMICONDUCTOR -- 1.9%
   190,600   AstroPower Inc. ............................     1,287
    62,700   Plexus Corporation++........................     1,215
   325,200   SDL Inc. ...................................     4,065
                                                           --------
                                                              6,567
                                                           --------
             FINANCIAL SERVICES -- 0.2%
   404,800   IMC Mortgage Company++......................       797
                                                           --------
             FURNITURE AND APPLIANCES -- 0.7%
    66,675   Ethan Allen Interiors Inc. .................     2,417
                                                           --------
             INSTRUMENTS -- SCIENTIFIC -- 0.8%
   120,700   Dionex Corporation++........................     2,806
                                                           --------
             INSURANCE -- 1.7%
    95,017   Delphi Financial Group Inc., Class A........     3,741
    80,300   Triad Guaranty Inc.++.......................     2,048
                                                           --------
                                                              5,789
                                                           --------
             MACHINERY AND EQUIPMENT -- 1.7%
   147,400   Applied Power Inc., Class A.................     4,026
   130,525   Gardner Denver Machinery Inc.++.............     1,844
                                                           --------
                                                              5,870
                                                           --------
             MANUFACTURING INDUSTRIES -- 0.8%
    80,800   Kaydon Corporation..........................     2,126
   119,200   Wimdmere-Durable Holdings Inc.++............       671
                                                           --------
                                                              2,797
                                                           --------
             MARINE SERVICES -- 1.0%
   317,700   Horizon Offshore Inc.++.....................     2,105
   208,000   Newpark Resources Inc.++....................     1,430
                                                           --------
                                                              3,535
                                                           --------
             MEDICAL BIOTECHNOLOGY -- 2.2%
  23764.00   Alfacell Corporation++......................        17
   105,500   Human Genome Sciences Inc.++................     3,165
   249,147   Martek Biosciences Corporation++............     2,055
   206,479   Vical Inc.++................................     2,271
                                                           --------
                                                              7,508
                                                           --------
             MEDICAL PRODUCTS AND SUPPLIES -- 4.8%
   170,900   Coherent Inc.++.............................     1,597
   208,825   Dura Pharmaceutical Inc.....................     2,284
   109,416   Henry Schein Inc.++.........................     3,802
   189,150   Invacare Corporation........................     4,445
   275,685   Respironic Inc.++...........................     3,101
   332,600   Somnus Medical Technologies++...............     1,039
                                                           --------
                                                             16,268
                                                           --------
             MEDICAL SERVICES -- 8.0%
   116,000   Acuson Corporation++........................     1,979
   111,700   Centennial Health Corporation...............       890
   197,000   NovaCare Inc.++.............................       603
   311,000   OrthAlliance Inc., Class A++................     2,527
   341,600   Orthodontic Centers of America++............     5,700
   362,200   Physician Reliance Network++................     4,256
   332,400   Physicians Specialty Corporation++..........     2,368

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Small Company Growth Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)          SEPTEMBER 30, 1998  (UNAUDITED)

                                                            VALUE
  SHARES                                                    (000)
-------------------------------------------------------------------
             MEDICAL SERVICES -- (CONTINUED)
   155,500   Province Healthcare Company++...............  $  5,297
   166,400   Shire Pharmaceuticals Group PLC, ADR++......     3,640
                                                           --------
                                                             27,260
                                                           --------
             METALS AND MINING -- 0.6%
   189,800   AMCOL International Corporation.............     2,159
                                                           --------
             OIL SERVICES -- 1.0%
   201,600   Core Laboratories NV++......................     3,478
                                                           --------
             PRINTING AND PUBLISHING -- 0.5%
    51,825   McClatchy Newspapers Inc., Class A..........     1,555
                                                           --------
             PROFESSIONAL SERVICES -- 7.3%
    89,100   AHL Services++..............................     2,918
   220,000   Career Education Corporation++..............     4,813
   143,800   Inacom Corporation++........................     2,714
   311,050   Perceptron Inc.++...........................     1,866
   287,500   Personnel Group of America Inc.++...........     3,540
   450,100   SCB Computer Technology Inc.++..............     3,487
   222,506   Romac International Inc.++..................     4,005
    69,400   Trammell Crow Company++.....................     1,770
                                                           --------
                                                             25,113
                                                           --------
             RESTAURANTS AND LODGING -- 0.8%
   188,775   Garden Fresh Restaurant Corporation++.......     2,784
                                                           --------
             RETAIL -- DISCOUNT -- 0.8%
    87,000   ShopKo Stores Inc.++........................     2,828
                                                           --------
             RETAIL -- SPECIALTY -- 2.3%
   192,000   Blue Rhino Corporation......................     1,944
   135,100   Bon-Ton Stores Inc.++.......................     1,013
   190,350   Fossil Inc.++...............................     2,594
   103,075   JO-ANN Stores Inc., Class A++...............     2,293
       672   Score Board (The), Inc.++...................         0##
                                                           --------
                                                              7,844
                                                           --------
             SAVINGS AND LOANS -- 3.0%
   120,200   FirstFed Financial Corporation++............     2,051
   179,600   First Republic Bank++.......................     5,478
   140,700   Golden State Bancorp Inc.+++................     2,805
                                                           --------
                                                             10,334
                                                           --------
             STEEL -- 0.2%
   116,450   Steel Technologies Inc. ....................       844
                                                           --------
             TELECOMMUNICATIONS -- 5.6%
   408,400   Allen Telecom Inc.++........................     2,731
   292,400   CellStar Corporation++......................     1,261
   313,500   Gilat Communications Ltd.++.................     2,056
   335,500   Harmonic Lightwaves Inc.++..................     4,110
   344,500   SmarTalk TeleServices Inc.++................     2,562
   175,100   Spectrian Corporation++.....................     2,123
   455,500   Stanford Telecommunications Inc.++..........     4,213
                                                           --------
                                                             19,056
                                                           --------
             TELECOMMUNICATIONS EQUIPMENT -- 7.1%
   415,200   ANTEC Corporation++.........................     6,384
   201,500   Gilat Satellite Networks Ltd.++.............     9,068

                                                            VALUE
  SHARES                                                    (000)
-------------------------------------------------------------------
   377,500   Proxim Inc.++...............................  $  4,908
   216,500   RF Micro Devices Inc.++.....................     3,924
                                                           --------
                                                             24,284
                                                           --------
             TRANSPORTATION -- AIRLINES -- 1.4%
   151,950   Air Express International Corporation.......     2,431
   236,000   Midway Airlines Corporation++...............     2,331
                                                           --------
                                                              4,762
                                                           --------
             WASTE DISPOSAL -- 0.6%
    55,900   American Disposal Services Inc.++...........     2,177
                                                           --------
             TOTAL COMMON STOCKS
             (Cost $419,167).............................   332,103
                                                           --------
             INVESTMENT COMPANY -- 5.0%
             (Cost $17,164)
17,164,000   Nations Cash Reserves(a)....................    17,164
                                                           --------

             TOTAL INVESTMENTS (Cost $436,331*).....102.1%  349,267
                                                           --------
             OTHER ASSETS AND LIABILITIES (NET)..........      (2.1)
             Receivable for investment securities........       693
             Receivable for fund shares sold.............       150
             Dividends and interest receivable...........       115
             Payable for investment securities purchased.    (6,970)
             Payable for fund shares redeemed............      (919)
             Shareholder servicing and distribution fees
               payable...................................       (35)
             Investment advisory fee payable.............      (214)
             Accrued Trustees'/Directors' fees and
               expenses..................................        (4)
             Administration fee payable..................       (29)
             Accrued expenses and other liabilities......       (85)
                                                           --------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)....    (7,298)
                                                           --------
             NET ASSETS............................ 100.0% $341,969
                                                           ========
             PRIMARY A SHARES:
             Net asset value, offering and redemption
               price per share ($321,210,000/30,602,094
               shares outstanding).......................    $10.50
                                                            -------
                                                            -------
             INVESTOR A SHARES:
             Net asset value, offering and redemption
               price per share ($14,507,000/1,389,496
               shares outstanding).......................    $10.44
                                                            -------
                                                            -------
             INVESTOR B SHARES:
             Net asset value and offering price per
               share# ($4,343,000/421,682 shares
               outstanding)..............................    $10.30
                                                            -------
                                                            -------
             INVESTOR C SHARES:
             Net asset value, offering and redemption
               price per share ($1,909,000/183,252
               shares outstanding).......................    $10.42
                                                            -------
                                                            -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Small Company Growth Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)          SEPTEMBER 30, 1998  (UNAUDITED)

                                                          VALUE
                                                          (000)
-----------------------------------------------------------------
          AT SEPTEMBER 30, 1998, NET ASSETS
            CONSIST OF:
          Paid-in capital............................    $420,983
          Distributions in excess of net investment
            income...................................        (808)
          Accumulated net realized gain on
            investments so...........................       8,858
          Unrealized depreciation of investments.....     (87,064)
                                                         --------
          NET ASSETS..........................           $341,969
                                                         ========

---------------

 * Federal Income Tax Information: Net unrealized depreciation of investment securities was comprised of gross appreciation of $16,854,000 and gross depreciation of $103,918,000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $436,331,000.

 + Non-income producing security.

 # Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.

## Amount represents less than $500.

(a) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS                                          (UNAUDITED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998

                                                              BALANCED       EQUITY                       GROWTH &
                                                               ASSETS        INCOME          VALUE         INCOME
                                                              ----------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $0, $6, $0,
  $0, $0, $0, $0, $0, $0, and $0, respectively).............  $ 1,245       $  13,324      $  20,295      $   125
Interest....................................................    1,673           1,435            989          167
Securities lending..........................................       26              16            282           --
                                                              --------      ---------      ---------      -------
    Total investment income.................................    2,944          14,775         21,566          292
                                                              --------      ---------      ---------      -------
EXPENSES:
Investment advisory fee.....................................      606           3,251          9,157          176
Administration fee..........................................       81             517          1,221           21
Transfer agent fees.........................................       79             271            568           10
Custodian fees..............................................       18              45             93            8
Legal and audit fees........................................       14              51             81            8
Registration and filing fees................................       45              59             81           59
Trustees'/Directors' fees and expenses......................        2               9             21           --
Amortization of organization costs..........................       --              --             --           --
Interest expense............................................        5               7              2           --
Other.......................................................        8              25             54            1
                                                              --------      ---------      ---------      -------
    Subtotal................................................      858           4,235         11,278          283
Shareholder servicing and distribution fees :
  Primary B Shares..........................................        4               0             --           --
  Investor A Shares.........................................       30              78            184            6
  Investor B Shares.........................................      390             669            750          134
  Investor C Shares.........................................        9              42             66            3
Fees waived and expenses reimbursed by investment adviser,
  administrator, and/or distributor.........................       --              --            (31)         (24)
                                                              --------      ---------      ---------      -------
    Total expenses..........................................    1,291           5,024         12,247          402
Fees reduced by credits allowed by the custodian............       (1)             (2)            (2)          --
                                                              --------      ---------      ---------      -------
    Net expenses............................................    1,290           5,022         12,245          402
                                                              --------      ---------      ---------      -------
NET INVESTMENT INCOME/(LOSS)................................    1,654           9,753          9,321         (110)
                                                              --------      ---------      ---------      -------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................   (1,161)         33,902        124,929       (3,842)
  Forward foreign currency contracts and foreign currency
    transactions............................................       --              --             --           --
  Futures contracts.........................................       --              --             --           --
                                                              --------      ---------      ---------      -------
Net realized gain on investments............................   (1,161)         33,902        124,929       (3,842)
                                                              --------      ---------      ---------      -------
Change in unrealized appreciation/(depreciation) of:
  Securities (Note 8).......................................  (20,255)       (245,799)      (441,249)      (1,824)
  Futures contracts.........................................       --              --             --           --
                                                              --------      ---------      ---------      -------
Net change in unrealized appreciation/(depreciation) of
  investments...............................................  (20,255)       (245,799)      (441,249)      (1,824)
                                                              --------      ---------      ---------      -------
Net realized and unrealized gain on investments.............  (21,416)       (211,897)      (316,320)      (5,666)
                                                              --------      ---------      ---------      -------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $(19,762)     $(202,144)     $(306,999)     $(5,776)
                                                              ========      =========      =========      =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS                                          (UNAUDITED)

                                                                  SMALL
     EQUITY     CAPITAL    DISCIPLINED   FOCUSED    EMERGING     COMPANY
     INDEX      GROWTH       EQUITY      EQUITIES    GROWTH      GROWTH
-------------------------------------------------------------------------
    $  5,419   $   4,260    $  2,162     $   405    $    708    $     600
          28          --         246         312         367          414
           3          10           7          --          73          112
    --------   ---------    --------     --------   ---------   ---------
       5,450       4,270       2,415         717       1,148        1,126
    --------   ---------    --------     --------   ---------   ---------
       1,708       3,214       1,670         492       1,188        1,933
         342         428         223          58         158          143
         183         220          81          22          90           86
          64          38          23          10          22           19
          23          40          17           9          20           17
          58          37          68          69          38           66
           8          11           5           1           4            3
           1          --          --          --          --           --
          --          25           1          --          17            5
          16          21           8          12          13           25
    --------   ---------    --------     --------   ---------   ---------
       2,403       4,034       2,096         673       1,550        2,347
          --           1          --          --          --           --
           8          54          71          29          25           19
          --         295         210         336         202           23
          --          22           6           5          10           10
      (1,208)         --          --          --          (3)        (502)
    --------   ---------    --------     --------   ---------   ---------
       1,203       4,406       2,383       1,043       1,784        1,897
          --          --          (1)         --          (5)          --
    --------   ---------    --------     --------   ---------   ---------
       1,203       4,406       2,382       1,043       1,779        1,897
    --------   ---------    --------     --------   ---------   ---------
       4,247        (136)         33        (326)       (631)        (771)
    --------   ---------    --------     --------   ---------   ---------
       1,169      93,654      10,305      (3,644)     11,195        8,120
          --          --          --          --          --           --
      (1,463)         --          --          --          --           --
    --------   ---------    --------     --------   ---------   ---------
        (294)     93,654      10,305      (3,644)     11,195        8,120
    --------   ---------    --------     --------   ---------   ---------
     (53,853)   (203,548)    (76,817)     (4,067)   (109,859)    (156,945)
         122          --          --          --          --           --
    --------   ---------    --------     --------   ---------   ---------
     (53,731)   (203,548)    (76,817)     (4,067)   (109,859)    (156,945)
    --------   ---------    --------     --------   ---------   ---------
     (54,025)   (109,894)    (66,512)     (7,711)    (98,664)    (148,825)
    --------   ---------    --------     --------   ---------   ---------
    $(49,778)  $(110,030)   $(66,479)    $(8,037)   $(99,295)   $(149,596)
    ========   =========    ========     ========   =========   =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS

                                                          BALANCED ASSETS                     EQUITY INCOME
                                                  -------------------------------    -------------------------------
                                                  SIX MONTHS ENDED                   SIX MONTHS ENDED
                                                      9/30/98         YEAR ENDED         9/30/98         YEAR ENDED
                                                    (UNAUDITED)         3/31/98        (UNAUDITED)         3/31/98
                                                  ------------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss)....................      $  1,654         $  4,644         $    9,753       $   15,036
Net realized gain/(loss) on investments.........        (1,161)          36,271             33,902          122,323
Net change in unrealized
  appreciation/(depreciation) of investments....       (20,255)           9,456           (245,799)         109,181
                                                      --------         --------         ----------       ----------
Net increase/(decrease) in net assets resulting
  from operations...............................       (19,762)          50,371           (202,144)         246,540
Distributions to shareholders from net
  investment income:
  Primary A Shares..............................          (779)          (2,911)            (8,355)         (11,909)
  Primary B Shares..............................           (16)            (139)                --              (84)
  Investor A Shares.............................          (263)            (304)              (559)          (1,138)
  Investor B Shares.............................          (503)          (1,224)              (741)          (1,603)
  Investor C Shares.............................           (10)             (41)               (48)            (114)
Distributions to shareholders from net realized
  gain on investments:
  Primary A Shares..............................        (1,197)         (26,569)           (55,402)         (45,271)
  Primary B Shares..............................          (119)          (1,423)                --             (847)
  Investor A Shares.............................        (1,019)          (2,364)            (4,177)          (9,122)
  Investor B Shares.............................        (5,059)         (13,747)            (8,875)         (19,538)
  Investor C Shares.............................          (122)            (445)              (616)          (1,368)
Net increase/(decrease) in net assets from Fund
  share transactions............................        68,003          (98,063)               399          615,156
                                                      --------         --------         ----------       ----------
Net increase/(decrease) in net assets...........        39,154          (96,859)          (280,518)         770,702
NET ASSETS:
Beginning of period.............................       118,938          215,797          1,138,912          368,210
                                                      --------         --------         ----------       ----------
End of period...................................      $158,092         $118,938         $  858,394       $1,138,912
                                                      ========         ========         ==========       ==========
Undistributed net investment
  income/(distributions in excess of net
  investment income) at end of period...........      $    125         $     41         $      384       $      335
                                                      ========         ========         ==========       ==========

---------------

(a) Growth and Income commenced operations on December 31, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                VALUE                       GROWTH & INCOME                   EQUITY INDEX
    -----------------------------   -------------------------------   -----------------------------
    SIX MONTHS ENDED                SIX MONTHS ENDED                  SIX MONTHS ENDED
        9/30/98        YEAR ENDED       9/30/98        PERIOD ENDED       9/30/98        YEAR ENDED
      (UNAUDITED)       3/31/98       (UNAUDITED)      03/31/98(a)      (UNAUDITED)       3/31/98
---------------------------------------------------------------------------------------------------
       $    9,321      $  20,138        $  (110)         $    (2)         $  4,247       $   9,369
          124,929        514,208         (3,842)               8              (294)         48,053
         (441,249)       170,187         (1,824)           1,128           (53,731)        194,840
       ----------      ----------       -------          -------          --------       ---------
         (306,999)       704,533         (5,776)           1,134           (49,778)        252,262
           (8,703)       (18,994)            --               --            (3,972)         (9,283)
               --            (97)            --               --                (1)            (32)
             (436)          (849)            --               --               (32)            (35)
               --           (231)            --               --                --              --
               (7)           (23)            --               --                --              --
         (177,313)      (287,309)            (3)              --           (28,087)        (19,201)
               --         (3,678)            --               --                (5)           (118)
          (11,962)       (19,885)            (1)              --              (197)            (89)
          (12,071)       (22,962)           (10)              --                --              --
           (1,115)        (2,516)            --               --                --              --
           87,703        807,980         57,495           10,949            77,643        (137,381)
       ----------      ----------       -------          -------          --------       ---------
         (430,903)     1,155,969         51,705           12,083            (4,429)         86,123
        2,561,231      1,405,262         12,083               --           661,241         575,118
       ----------      ----------       -------          -------          --------       ---------
       $2,130,328      $2,561,231       $63,788          $12,083          $656,812       $ 661,241
       ==========      ==========       =======          =======          ========       =========
       $      390      $     215        $  (101)         $     9          $    258       $      16
       ==========      ==========       =======          =======          ========       =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                        CAPITAL GROWTH                  DISCIPLINED EQUITY
                                                ------------------------------    ------------------------------
                                                SIX MONTHS ENDED                  SIX MONTHS ENDED
                                                    9/30/98         YEAR ENDED        9/30/98         YEAR ENDED
                                                  (UNAUDITED)        3/31/98        (UNAUDITED)        3/31/98
                                                ----------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss)..................     $    (136)       $     348         $     33         $    299
Net realized gain/(loss) on investments.......        93,654          273,745           10,305           35,307
Net change in unrealized
  appreciation/(depreciation) of
  investments.................................      (203,548)          78,878          (76,817)          29,982
                                                   ---------        ---------         --------         --------
Net increase/(decrease) in net assets
  resulting from operations...................      (110,030)         352,971          (66,479)          65,588
Distributions to shareholders from net
  investment income:
  Primary A Shares............................            --             (639)              --             (246)
  Primary B Shares............................            --               --               --               --
  Investor A Shares...........................            --               --               --               (6)
  Investor B Shares...........................            --               --               --               --
  Investor C Shares...........................            --               --               --               --
Distributions to shareholders from net
  realized gain on investments:
  Primary A Shares............................      (129,080)        (143,058)          (9,947)         (22,847)
  Primary B Shares............................           (41)          (2,386)              --             (159)
  Investor A Shares...........................        (6,517)          (7,645)          (1,615)          (1,985)
  Investor B Shares...........................        (9,249)         (13,929)          (2,900)          (5,098)
  Investor C Shares...........................          (938)          (1,825)             (90)            (160)
Net increase/(decrease) in net assets from
  Fund share transactions.....................        10,055          184,298          339,554           29,500
                                                   ---------        ---------         --------         --------
Net increase/(decrease) in net assets.........      (245,800)         367,787          258,523           64,587
NET ASSETS:
Beginning of period...........................       981,473          613,686          193,508          128,921
                                                   ---------        ---------         --------         --------
End of period.................................     $ 735,673        $ 981,473         $452,031         $193,508
                                                   =========        =========         ========         ========
Undistributed net investment
  income/(distributions in excess of net
  investment income) at end of period.........     $    (136)       $      --         $     80         $     47
                                                   =========        =========         ========         ========

---------------

(a) Focused Equities commenced operations on December 31, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

           FOCUSED EQUITIES                  EMERGING GROWTH              SMALL COMPANY GROWTH
    -------------------------------   -----------------------------   -----------------------------
    SIX MONTHS ENDED                  SIX MONTHS ENDED                SIX MONTHS ENDED
        9/30/98        PERIOD ENDED       9/30/98        YEAR ENDED       9/30/98        YEAR ENDED
      (UNAUDITED)       3/31/98(a)      (UNAUDITED)       03/31/98      (UNAUDITED)       3/31/98
---------------------------------------------------------------------------------------------------
        $   (326)        $   (28)        $    (631)       $ (2,067)       $   (771)       $     23
          (3,644)             39            11,195          89,899           8,120          20,876
          (4,067)          3,298          (109,859)         47,047        (156,945)         34,467
        --------         -------         ---------        --------        --------        --------
          (8,037)          3,309           (99,295)        134,879        (149,596)         55,366
              --              --                --              --               0             (58)
              --              --                --              --              --              --
              --              --                --              --              --              --
              --              --                --              --              --              --
              --              --                --              --              --              --
             (10)             --           (43,365)        (34,129)        (10,723)         (6,839)
              --              --                (3)           (445)             --              --
              (8)             --            (3,190)         (1,863)           (321)           (271)
             (26)             --            (6,531)         (4,817)           (153)            (52)
              --              --              (320)           (260)           (147)           (153)
         157,095          32,469           (14,155)        (22,569)        254,204          84,929
        --------         -------         ---------        --------        --------        --------
         149,014          35,778          (166,859)         70,796          93,264         132,922
          35,778              --           387,916         317,120         248,705         115,783
        --------         -------         ---------        --------        --------        --------
        $184,792         $35,778         $ 221,057        $387,916        $341,969        $248,705
        ========         =======         =========        ========        ========        ========
        $   (326)        $    --         $    (631)       $     --        $   (808)       $    (37)
        ========         =======         =========        ========        ========        ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY

                                                                             BALANCED ASSETS
                                                                SIX MONTHS ENDED
                                                                 SEPTEMBER 30,
                                                                      1998                 YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 1998
                                                              --------------------   ----------------------
                                                              SHARES     DOLLARS     SHARES       DOLLARS
                                                              ---------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    422      $  4,321      2,574     $  29,244
  Issued in exchange for assets of Emerald Balanced Assets
    Fund (Note 8)...........................................  6,310        68,185
  Issued as reinvestment of dividends.......................    164         1,712      2,583        27,578
  Redeemed..................................................  (2,632)     (27,585)   (15,564)     (169,900)
                                                              ------     --------    -------     ---------
  Net increase/(decrease)...................................  4,264      $ 46,633    (10,407)    $(113,078)
                                                              ======     ========    =======     =========
PRIMARY B SHARES:
  Sold......................................................     --      $     --        268     $   3,019
  Issued as reinvestment of dividends.......................     11           119        133         1,404
  Redeemed..................................................     --            --       (736)       (7,995)
                                                              ------     --------    -------     ---------
  Net increase/(decrease)...................................     11      $    119       (335)    $  (3,572)
                                                              ======     ========    =======     =========
INVESTOR A SHARES:
  Sold......................................................    612      $  6,384        681     $   7,699
  Issued in exchange for assets of Emerald Balanced Assets
    Fund (Note 8)...........................................    806         8,702
  Issued as reinvestment of dividends.......................    120         1,267        247         2,624
  Redeemed..................................................   (279)       (2,832)      (348)       (3,890)
                                                              ------     --------    -------     ---------
  Net increase..............................................  1,259      $ 13,521        580     $   6,433
                                                              ======     ========    =======     =========
INVESTOR B SHARES:
  Sold......................................................    961      $ 10,095        692     $   7,671
  Issued as reinvestment of dividends.......................    510         5,432      1,379        14,629
  Redeemed..................................................   (751)       (7,695)      (954)      (10,609)
                                                              ------     --------    -------     ---------
  Net increase..............................................    720      $  7,832      1,117     $  11,691
                                                              ======     ========    =======     =========
INVESTOR C SHARES:
  Sold......................................................     35      $    367        124     $   1,367
  Issued as reinvestment of dividends.......................     12           132         46           486
  Redeemed..................................................    (57)         (601)      (125)       (1,390)
                                                              ------     --------    -------     ---------
  Net increase/(decrease)...................................    (10)     $   (102)        45     $     463
                                                              ======     ========    =======     =========
Total net increase/(decrease)...............................  6,244      $ 68,003     (9,000)    $ (98,063)
                                                              ======     ========    =======     =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                               EQUITY INCOME
                                                                 SIX MONTHS ENDED
                                                                SEPTEMBER 30, 1998            YEAR ENDED
                                                                   (UNAUDITED)              MARCH 31, 1998
                                                              ----------------------    ----------------------
                                                              SHARES       DOLLARS      SHARES       DOLLARS
                       (IN THOUSANDS)                         ------------------------------------------------
PRIMARY A SHARES:
  Sold......................................................    4,477     $  52,421       6,312     $  81,040
  Issued in exchange for:
    Pilot Shares of Pilot Equity Income Fund (Note 8).......       --            --      10,972       132,321
    Assets of NationsBank Common Trust Equity Income Fund
      (Note 8)..............................................       --            --      46,645       563,468
    Assets of NationsBank Common Trust ASB Equity Income
      Fund (Note 8).........................................    4,737        62,189          --            --
  Issued as reinvestment of dividends.......................      508         6,592       1,566        19,191
  Redeemed..................................................  (10,635)     (125,640)    (16,153)     (209,588)
                                                              -------     ---------     -------     ---------
  Net increase/(decrease)...................................     (913)    $  (4,438)     49,342     $ 586,432
                                                              =======     =========     =======     =========
PRIMARY B SHARES:
  Sold......................................................       --     $      --          70     $     893
  Issued as reinvestment of dividends.......................       --            --          63           762
  Redeemed..................................................       --            --        (660)       (8,640)
                                                              -------     ---------     -------     ---------
  Net increase/(decrease)...................................       --     $      --        (527)    $  (6,985)
                                                              =======     =========     =======     =========
INVESTOR A SHARES:
  Sold......................................................      633     $   7,755       1,077     $  13,599
  Issued in exchange for Class A Shares of Pilot Equity
    Income Fund (Note 8)....................................       --            --         355         4,273
  Issued as reinvestment of dividends.......................      339         4,364         788         9,543
  Redeemed..................................................     (869)      (10,370)     (1,231)      (15,540)
                                                              -------     ---------     -------     ---------
  Net increase..............................................      103     $   1,749         989     $  11,875
                                                              =======     =========     =======     =========
INVESTOR B SHARES:
  Sold......................................................      779     $   9,691       1,293     $  16,797
  Issued in exchange for Class B Shares of Pilot Equity
    Income Fund (Note 8)....................................       --            --         409         4,902
  Issued as reinvestment of dividends.......................      722         9,289       1,674        20,416
  Redeemed..................................................   (1,237)      (14,439)     (1,751)      (22,947)
                                                              -------     ---------     -------     ---------
  Net increase..............................................      264     $   4,541       1,625     $  19,168
                                                              =======     =========     =======     =========
INVESTOR C SHARES:
  Sold......................................................       21     $     274         492     $   6,685
  Issued as reinvestment of dividends.......................       51           661         118         1,451
  Redeemed..................................................     (191)       (2,388)       (277)       (3,470)
                                                              -------     ---------     -------     ---------
  Net increase/(decrease)...................................     (119)    $  (1,453)        333     $   4,666
                                                              =======     =========     =======     =========
Total net increase/(decrease)...............................     (665)    $     399      51,762     $ 615,156
                                                              =======     =========     =======     =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                      VALUE
                                                                  SIX MONTHS ENDED
                                                                 SEPTEMBER 30, 1998                YEAR ENDED
                                                                    (UNAUDITED)                  MARCH 31, 1998
                                                              ------------------------      ------------------------
                                                              SHARES         DOLLARS        SHARES         DOLLARS
                       (IN THOUSANDS)                         ------------------------------------------------------
PRIMARY A SHARES:
  Sold......................................................   19,331       $ 353,552        16,610       $ 311,812
  Issued in exchange for:
    PilotShares of Pilot Growth and Income Fund (Note 8)....       --              --        17,843         327,257
    Assets of NationsBank Common Trust Value Equity Fund
      (Note 8)..............................................       --              --        54,449         916,929
    Assets of NationsBank Common Trust ASB LT Equity Fund
      (Note 8)..............................................    6,395         120,426            --              --
    Assets of Emerald Equity Value Fund (Note 8)............    1,059          19,791            --              --
  Issued as reinvestment of dividends.......................    3,431          64,745         9,342         165,845
  Redeemed..................................................  (27,120)       (495,431)      (52,590)       (998,852)
                                                              -------       ---------       -------       ---------
  Net increase/(decrease)...................................    3,096       $  63,083        45,654       $ 722,991
                                                              =======       =========       =======       =========
PRIMARY B SHARES:
  Sold......................................................       --       $      --           207       $   3,909
  Issued as reinvestment of dividends.......................       --              --           157           2,798
  Redeemed..................................................       --              --        (1,908)        (36,315)
                                                              -------       ---------       -------       ---------
  Net increase/(decrease)...................................       --       $      --        (1,544)      $ (29,608)
                                                              =======       =========       =======       =========
INVESTOR A SHARES:
  Sold......................................................    1,281       $  23,196         3,310       $  65,462
  Issued in exchange for:
    Class A Shares of Pilot Growth and Income Fund
      (Note 8)..............................................       --              --           436           7,995
    Assets of Emerald Equity Value Fund (Note 8)............      354           6,603            --              --
  Issued as reinvestment of dividends.......................      620          11,573         1,126          19,824
  Redeemed..................................................   (1,989)        (34,960)       (1,317)        (24,923)
                                                              -------       ---------       -------       ---------
  Net increase..............................................      266       $   6,412         3,555       $  68,358
                                                              =======       =========       =======       =========
INVESTOR B SHARES:
  Sold......................................................    1,027       $  18,618         1,419       $  32,294
  Issued in exchange for Class B Shares of Pilot Growth and
    Income Fund.............................................       --              --           310           5,668
  Issued as reinvestment of dividends.......................      633          11,750         1,288          22,711
  Redeemed..................................................     (675)        (11,825)       (1,080)        (21,865)
                                                              -------       ---------       -------       ---------
  Net increase..............................................      985       $  18,543         1,937       $  38,808
                                                              =======       =========       =======       =========
INVESTOR C SHARES:
  Sold......................................................      148       $   2,708           503       $  10,534
  Issued as reinvestment of dividends.......................       61           1,122           144           2,530
  Redeemed..................................................     (235)         (4,165)         (307)         (5,633)
                                                              -------       ---------       -------       ---------
  Net increase/(decrease)...................................      (26)      $    (335)          340       $   7,431
                                                              =======       =========       =======       =========
Total net increase/(decrease)...............................    4,321       $  87,703        49,942       $ 807,980
                                                              =======       =========       =======       =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                 GROWTH & INCOME
                                                                  SIX MONTHS ENDED
                                                                 SEPTEMBER 30, 1998               PERIOD ENDED
                                                                    (UNAUDITED)                MARCH 31, 1998(a)
                                                              ------------------------      ------------------------
                       (IN THOUSANDS)                         SHARES         DOLLARS        SHARES         DOLLARS
                                                              ------------------------------------------------------
PRIMARY A SHARES:
  Sold......................................................    1,317       $  16,400           210       $   2,117
  Issued as reinvestment of dividends.......................       --*              3            --              --
  Redeemed..................................................     (379)         (4,456)           (1)            (11)
                                                              -------       ---------       -------       ---------
  Net increase/(decrease)...................................      938       $  11,947           209       $   2,106
                                                              =======       =========       =======       =========
INVESTOR A SHARES:
  Sold......................................................      756       $   9,621           100       $   1,117
  Issued as reinvestment of dividends.......................       --*              1            --              --
  Redeemed..................................................      (92)         (1,079)           (5)            (55)
                                                              -------       ---------       -------       ---------
  Net increase..............................................      664       $   8,543            95       $   1,062
                                                              =======       =========       =======       =========
INVESTOR B SHARES:
  Sold......................................................    3,060       $  38,135           664       $   7,350
  Issued as reinvestment of dividends.......................        1               9            --              --
  Redeemed..................................................     (123)         (1,497)           (6)            (71)
                                                              -------       ---------       -------       ---------
  Net increase..............................................    2,938       $  36,647           658       $   7,279
                                                              =======       =========       =======       =========
INVESTOR C SHARES:
  Sold......................................................       43       $     528            43       $     502
  Issued as reinvestment of dividends.......................       --              --            --              --
  Redeemed..................................................      (14)           (170)           --              --
                                                              -------       ---------       -------       ---------
  Net increase/(decrease)...................................       29       $     358            43       $     502
                                                              =======       =========       =======       =========
Total net increase/(decrease)...............................    4,569       $  57,495         1,005       $  10,949
                                                              =======       =========       =======       =========

---------------

(a) Growth and Income Fund commenced operations on December 31, 1997.
 *  Amount represents less than 500 shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                   EQUITY INDEX
                                                                  SIX MONTHS ENDED
                                                                 SEPTEMBER 30, 1998                YEAR ENDED
                                                                    (UNAUDITED)                  MARCH 31, 1998
                                                              ------------------------      ------------------------
                                                              SHARES         DOLLARS        SHARES         DOLLARS
                       (IN THOUSANDS)                         ------------------------------------------------------
PRIMARY A SHARES:
  Sold......................................................   20,692       $ 453,605        14,925       $ 286,047
  Issued as reinvestment of dividends.......................    1,220          26,273         1,114          21,515
  Redeemed..................................................  (18,542)       (406,386)      (22,419)       (439,321)
                                                              -------       ---------       -------       ---------
  Net increase/(decrease)...................................    3,370       $  73,492        (6,380)      $(131,759)
                                                              =======       =========       =======       =========
PRIMARY B SHARES:
  Sold......................................................        7       $     151           119       $   2,219
  Issued as reinvestment of dividends.......................        0(a)            6             8             142
  Redeemed..................................................       (3)            (74)         (468)         (9,016)
                                                              -------       ---------       -------       ---------
  Net increase/(decrease)...................................        4       $      83          (341)      $  (6,655)
                                                              =======       =========       =======       =========
INVESTOR A SHARES:
  Sold......................................................      224       $   4,679           201       $   3,881
  Issued as reinvestment of dividends.......................       10             218             6             114
  Redeemed..................................................      (40)           (829)         (163)         (2,962)
                                                              -------       ---------       -------       ---------
  Net increase..............................................      194       $   4,068            44       $   1,033
                                                              =======       =========       =======       =========
Total net increase/(decrease)...............................    3,568       $  77,643        (6,677)      $(137,381)
                                                              =======       =========       =======       =========

---------------

(a) Amount represents less than 500 shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                             CAPITAL GROWTH
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 1998          YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 1998
                                                              --------------------    --------------------
                                                              SHARES      DOLLARS     SHARES      DOLLARS
                       (IN THOUSANDS)                         --------------------------------------------
PRIMARY A SHARES:
  Sold......................................................    5,879    $  65,439      6,334    $  78,066
  Issued in exchange for:
    Assets of NationsBank Common Trust Capital Growth Fund
      (Note 8)..............................................       --           --     44,251      469,944
    Assets of NationsBank Common Trust Equity Fund for
      Personal Trust (Note 8)...............................       --           --      5,062       53,754
  Issued as reinvestment of dividends.......................    4,026       45,171      9,411      105,982
  Redeemed..................................................  (10,429)    (117,780)   (45,061)    (537,766)
                                                              -------    ---------    -------    ---------
  Net increase/(decrease)...................................     (524)   $  (7,170)    19,997    $ 169,980
                                                              =======    =========    =======    =========
PRIMARY B SHARES:
  Sold......................................................       --    $      --         96    $   1,136
  Issued as reinvestment of dividends.......................        4           41        177        1,992
  Redeemed..................................................       --           --     (1,311)     (16,042)
                                                              -------    ---------    -------    ---------
  Net increase/(decrease)...................................        4    $      41     (1,038)   $ (12,914)
                                                              =======    =========    =======    =========
INVESTOR A SHARES:
  Sold......................................................    1,162    $  12,994      2,778    $  33,436
  Issued as reinvestment of dividends.......................      528        5,900        620        6,941
  Redeemed..................................................     (906)     (10,060)    (1,879)     (23,315)
                                                              -------    ---------    -------    ---------
  Net increase..............................................      784    $   8,834      1,519    $  17,062
                                                              =======    =========    =======    =========
INVESTOR B SHARES:
  Sold......................................................      537    $   5,797        352    $   4,213
  Issued as reinvestment of dividends.......................      846        9,098      1,252       13,690
  Redeemed..................................................     (459)      (4,829)      (623)      (7,430)
                                                              -------    ---------    -------    ---------
  Net increase..............................................      924    $  10,066        981    $  10,473
                                                              =======    =========    =======    =========
INVESTOR C SHARES:
  Sold......................................................       86    $     938        149    $   1,808
  Issued as reinvestment of dividends.......................       86          936        165        1,809
  Redeemed..................................................     (332)      (3,590)      (336)      (3,920)
                                                              -------    ---------    -------    ---------
  Net increase..............................................     (160)   $  (1,716)       (22)   $    (303)
                                                              =======    =========    =======    =========
Total net increase/(decrease)...............................    1,028    $  10,055     21,437    $ 184,298
                                                              =======    =========    =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                          DISCIPLINED EQUITY
                                                              ------------------------------------------
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 1998         YEAR ENDED
                                                                  (UNAUDITED)           MARCH 31, 1998
                                                              --------------------    ------------------
                                                               SHARES     DOLLARS     SHARES    DOLLARS
                       (IN THOUSANDS)                         ------------------------------------------
PRIMARY A SHARES:
  Sold......................................................     4,488   $  95,316     3,960   $  81,039
  Issued in exchange for:
    Pilot Shares of Pilot Growth Fund (Note 8)..............        --          --     2,069      37,389
    Assets of NationsBank Common Trust Kansas Growth Fund
     (Note 8)...............................................     2,294      47,340        --          --
    Assets of NationsBank Common Trust Oklahoma Growth Fund
     (Note 8)...............................................       205       4,245        --          --
    Assets of Emerald Equity Fund (Note 8)..................    11,872     249,848        --          --
  Issued as reinvestment of dividends.......................       314       6,654       736      13,934
  Redeemed..................................................    (5,925)   (125,187)   (6,216)   (126,868)
                                                              --------   ---------    ------   ---------
  Net increase/(decrease)...................................    13,248   $ 278,216       549   $   5,494
                                                              ========   =========    ======   =========
PRIMARY B SHARES:
  Sold......................................................        --   $      --         8   $     157
  Issued as reinvestment of dividends.......................        --          --         1          28
  Redeemed..................................................        --          --       (70)     (1,439)
                                                              --------   ---------    ------   ---------
  Net increase/(decrease)...................................        --   $      --       (61)     (1,254)
                                                              ========   =========    ======   =========
INVESTOR A SHARES:
  Sold......................................................     2,058   $  42,582       733   $  14,589
  Issued in exchange for:
    Class A Shares of Pilot Growth Fund (Note 8)............        --          --        12         223
    Assets of Emerald Equity Fund (Note 8)..................     2,242      47,004        --          --
  Issued as reinvestment of dividends.......................        74       1,568       103       1,934
  Redeemed..................................................    (1,929)    (39,952)     (235)     (4,755)
                                                              --------   ---------    ------   ---------
  Net increase..............................................     2,445   $  51,202       613   $  11,991
                                                              ========   =========    ======   =========
INVESTOR B SHARES:
  Sold......................................................       507   $  10,395       592   $  11,777
  Issued in exchange for Class B
    Shares of Pilot Growth Fund (Note 8)....................        --          --         8         139
  Issued as reinvestment of dividends.......................       138       2,842       270       5,025
  Redeemed..................................................      (167)     (3,296)     (218)     (4,252)
                                                              --------   ---------    ------   ---------
  Net increase..............................................       478   $   9,941       652   $  12,689
                                                              ========   =========    ======   =========
INVESTOR C SHARES:
  Sold......................................................        24   $     486        53   $   1,059
  Issued as reinvestment of dividends.......................         4          90         8         154
  Redeemed..................................................       (17)       (381)      (30)       (633)
                                                              --------   ---------    ------   ---------
  Net increase..............................................        11   $     195        31   $     580
                                                              ========   =========    ======   =========
Total net increase/(decrease)...............................    16,182   $ 339,554     1,784   $  29,500
                                                              ========   =========    ======   =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                         FOCUSED EQUITIES
                                                               SIX MONTHS ENDED
                                                                SEPTEMBER 30,         PERIOD ENDED
                                                                     1998               MARCH 31,
                                                                 (UNAUDITED)             1998(a)
                                                              ------------------    -----------------
                       (IN THOUSANDS)                         SHARES    DOLLARS     SHARES    DOLLARS
                                                               --------------------------------------
PRIMARY A SHARES:
  Sold......................................................  2,711     $ 35,270      726     $ 7,832
  Issued as reinvestment of dividends.......................      1            9       --          --
  Redeemed..................................................   (531)      (7,026)       0(b)       (3)
                                                              ------    --------    -----     -------
  Net increase/(decrease)...................................  2,181     $ 28,253      726     $ 7,829
                                                              ======    ========    =====     =======
INVESTOR A SHARES:
  Sold......................................................  3,083     $ 39,743      514     $ 5,758
  Issued as reinvestment of dividends.......................      1            7       --          --
  Redeemed..................................................   (247)      (3,203)     (15)       (168)
                                                              ------    --------    -----     -------
  Net increase..............................................  2,837     $ 36,547      499     $ 5,590
                                                              ======    ========    =====     =======
INVESTOR B SHARES:
  Sold......................................................  7,271     $ 93,704    1,701     $18,783
  Issued as reinvestment of dividends.......................      2           25       --          --
  Redeemed..................................................   (212)      (2,679)     (15)       (164)
                                                              ------    --------    -----     -------
  Net increase..............................................  7,062     $ 91,050    1,686     $18,619
                                                              ======    ========    =====     =======
INVESTOR C SHARES:
  Sold......................................................     96     $  1,245       39     $   431
  Issued as reinvestment of dividends.......................     --           --       --          --
  Redeemed..................................................     --           --       --          --
                                                              ------    --------    -----     -------
  Net increase..............................................     96     $  1,245       39     $   431
                                                              ======    ========    =====     =======
Total net increase/(decrease)...............................  12,175    $157,095    2,950     $32,469
                                                              ======    ========    =====     =======

---------------

(a) Focused Equities commenced operations on December 31, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                EMERGING GROWTH
                                                                  SIX MONTHS ENDED
                                                                 SEPTEMBER 30, 1998             YEAR ENDED
                                                                    (UNAUDITED)               MARCH 31, 1998
                                                              ------------------------   ------------------------
                                                              SHARES         DOLLARS     SHARES         DOLLARS
                       (IN THOUSANDS)                         ---------------------------------------------------
PRIMARY A SHARES:
  Sold......................................................    2,022       $  28,974      3,096       $  44,791
  Issued in exchange for:
    Assets of NationsBank Common Trust Emerging
      Growth Fund (Note 8)..................................       --              --      7,086         103,027
  Issued as reinvestment of dividends.......................    1,415          20,768      1,624          23,698
  Redeemed..................................................   (5,151)        (68,352)   (13,362)       (199,704)
                                                              -------       ---------    -------       ---------
  Net increase/(decrease)...................................   (1,714)      $ (18,610)    (1,556)      $ (28,188)
                                                              =======       =========    =======       =========
PRIMARY B SHARES:
  Sold......................................................       --       $      --         98       $   1,358
  Issued as reinvestment of dividends.......................        0(a)            3         29             425
  Redeemed..................................................       (1)            (23)      (352)         (5,177)
                                                              -------       ---------    -------       ---------
  Net increase/(decrease)...................................       (1)      $     (20)      (225)      $  (3,394)
                                                              =======       =========    =======       =========
INVESTOR A SHARES:
  Sold......................................................   11,642       $ 142,316      1,655       $  24,208
  Issued in exchange for:
    Issued as reinvestment of dividends.....................      192           2,766        116           1,645
  Redeemed..................................................  (11,832)       (144,314)    (1,401)        (20,185)
                                                              -------       ---------    -------       ---------
  Net increase/(decrease)...................................        2       $     768        370       $   5,668
                                                              =======       =========    =======       =========
INVESTOR B SHARES:
  Sold......................................................      211       $   2,740        368       $   5,386
  Issued as reinvestment of dividends.......................      469           6,405        340           4,707
  Redeemed..................................................     (442)         (5,283)      (502)         (7,132)
                                                              -------       ---------    -------       ---------
  Net increase/(decrease)...................................      238       $   3,862        206       $   2,961
                                                              =======       =========    =======       =========
INVESTOR C SHARES:
  Sold......................................................       36       $     441         97       $   1,349
  Issued as reinvestment of dividends.......................       23             319         18             260
  Redeemed..................................................      (79)           (915)       (87)         (1,225)
                                                              -------       ---------    -------       ---------
  Net increase/(decrease)...................................      (20)      $    (155)        28       $     384
                                                              =======       =========    =======       =========
Total net increase/(decrease)...............................   (1,495)      $ (14,155)    (1,177)      $ (22,569)
                                                              =======       =========    =======       =========

---------------

(a) Amount represents less than 500 shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                          SMALL COMPANY GROWTH
                                                                 SIX MONTHS ENDED
                                                                SEPTEMBER 30, 1998       PERIOD ENDED
                                                                   (UNAUDITED)          MARCH 31, 1998
                                                               --------------------   -------------------
                                                               SHARES      DOLLARS    SHARES    DOLLARS
                       (IN THOUSANDS)                          ------------------------------------------
PRIMARY A SHARES:
  Sold......................................................   11,147      $158,609   9,153     $125,787
  Issued in exchange for:
    Assets of NationsBank Common Trust ASB Special Equity
      Fund (Note 8).........................................     464          7,075      --           --
    Assets of Emerald Small Capitalization Fund (Note 8)....   9,319        139,205      --           --
  Issued as reinvestment of dividends.......................     390          5,902     110        1,586
  Redeemed..................................................   (5,629)      (73,256)  (3,417)    (47,093)
                                                               ------      --------   ------    --------
  Net increase/(decrease)...................................   15,691      $237,535   5,846     $ 80,280
                                                               ======      ========   ======    ========
INVESTOR A SHARES:
  Sold......................................................   3,470       $ 43,541     234     $  3,339
  Issued in exchange for:
    Assets of Emerald Small Capitalization Fund (Note 8)....     933         13,883      --           --
    Issued as reinvestment of dividends.....................      20            295      18          260
  Redeemed..................................................   (3,464)      (43,872)   (128)      (1,747)
                                                               ------      --------   ------    --------
  Net increase/(decrease)...................................     959       $ 13,897     124     $  1,852
                                                               ======      ========   ======    ========
INVESTOR B SHARES:
  Sold......................................................     268       $  3,718     224     $  3,173
  Issued as reinvestment of dividends.......................      10            150       4           51
  Redeemed..................................................     (74)          (973)   (230)      (3,443)
                                                               ------      --------   ------    --------
  Net increase/(decrease)...................................     204       $  2,895      (2)    $   (219)
                                                               ======      ========   ======    ========
INVESTOR C SHARES:
  Sold......................................................       9       $    126     225     $  3,399
  Issued as reinvestment of dividends.......................      10            146      10          149
  Redeemed..................................................     (34)          (395)    (37)        (532)
                                                               ------      --------   ------    --------
  Net increase/(decrease)...................................     (15)      $   (123)    198     $  3,016
                                                               ======      ========   ======    ========
Total net increase/(decrease)...............................   16,893      $254,204   6,166     $ 84,929
                                                               ======      ========   ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                         NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                           VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                         BEGINNING   INVESTMENT   GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                         OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                         --------------------------------------------------------------------------------------
BALANCED ASSETS:
PRIMARY A
Six months ended
  09/30/1998 (unaudited)##.............   $11.49       $0.14          $(1.25)          $(1.11)         $(0.12)       $(0.73)
Year ended 03/31/1998..................    11.15        0.29            2.68             2.97           (0.29)        (2.34)
Year ended 03/31/1997..................    11.65        0.39            1.03             1.42           (0.38)        (1.54)
Period ended 03/31/1996(a).............    12.68        0.11            0.45             0.56           (0.18)        (1.41)
Year ended 11/30/1995..................    10.44        0.38            2.21             2.59           (0.33)        (0.02)
Year ended 11/30/1994..................    10.87        0.25           (0.43)           (0.18)          (0.25)           --
Year ended 11/30/1993..................    10.24        0.29            0.64             0.93           (0.30)           --
PRIMARY B
Six months ended
  09/30/1998 (unaudited)##.............   $11.50       $0.11          $(1.25)          $(1.14)         $(0.09)       $(0.73)
Year ended 03/31/1998..................    11.14        0.23            2.70             2.93           (0.23)        (2.34)
Period ended 03/31/1997*...............    11.87        0.21            0.85             1.06           (0.25)        (1.54)
INVESTOR A
Six months ended
  09/30/1998 (unaudited)##.............   $11.47       $0.12          $(1.24)          $(1.12)         $(0.10)       $(0.73)
Year ended 03/31/1998..................    11.13        0.27            2.68             2.95           (0.27)        (2.34)
Year ended 03/31/1997..................    11.64        0.34            1.05             1.39           (0.36)        (1.54)
Period ended 03/31/1996(a).............    12.66        0.11            0.45             0.56           (0.17)        (1.41)
Year ended 11/30/1995..................    10.42        0.34            2.23             2.57           (0.31)        (0.02)
Year ended 11/30/1994..................    10.86        0.22           (0.44)           (0.22)          (0.22)           --
Year ended 11/30/1993..................    10.24        0.29            0.62             0.91           (0.29)           --
INVESTOR B
Six months ended
  09/30/1998 (unaudited)##.............   $11.45       $0.08          $(1.24)          $(1.16)         $(0.07)       $(0.73)
Year ended 03/31/1998..................    11.11        0.19            2.68             2.87          $(0.19)        (2.34)
Year ended 03/31/1997..................    11.62        0.29            1.04             1.33           (0.30)        (1.54)
Period ended 03/31/1996(a).............    12.63        0.09            0.45             0.54           (0.14)        (1.41)
Year ended 11/30/1995..................    10.40        0.28            2.22             2.50           (0.25)        (0.02)
Year ended 11/30/1994..................    10.85        0.17           (0.44)           (0.27)          (0.18)           --
Period ended 11/30/1993*...............    10.61        0.14            0.23             0.37           (0.13)           --
INVESTOR C
Six months ended
  09/30/1998 (unaudited)##.............   $11.41       $0.08          $(1.24)          $(1.16)         $(0.06)       $(0.73)
Year ended 03/31/1998..................    11.08        0.20            2.67             2.87          $(0.20)        (2.34)
Year ended 03/31/1997..................    11.60        0.33            1.02             1.35           (0.33)        (1.54)
Period ended 03/31/1996(a).............    12.61        0.09            0.45             0.54           (0.14)        (1.41)
Year ended 11/30/1995..................    10.38        0.26            2.21             2.47           (0.22)        (0.02)
Year ended 11/30/1994..................    10.82        0.14           (0.43)           (0.29)          (0.15)           --
Year ended 11/30/1993..................    10.23        0.23            0.59             0.82           (0.23)           --

---------------

 * Balanced Assets Primary A, Primary B, Investor A, Investor B and Investor C Shares commenced operations on September 30, 1992, June 28, 1996, October 2, 1992, June 7, 1993 and October 2, 1992, respectively.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 # The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                               WITHOUT WAIVERS
                                                                                               AND/OR EXPENSE
                                                                                               REIMBURSEMENTS
                                                                                               ---------------
                                                         RATIO OF     RATIO OF NET                RATIO OF
        TOTAL       NET ASSET              NET ASSETS    OPERATING     INVESTMENT                 OPERATING
      DIVIDENDS       VALUE                  END OF     EXPENSES TO    INCOME TO     PORTFOLIO   EXPENSES TO
         AND         END OF      TOTAL       PERIOD       AVERAGE       AVERAGE      TURNOVER      AVERAGE
    DISTRIBUTIONS    PERIOD     RETURN++    (000'S)     NET ASSETS     NET ASSETS      RATE      NET ASSETS
--------------------------------------------------------------------------------------------------------------
       $(0.85)       $ 9.53      (10.41)%   $ 57,480       1.06%(b)(c)     2.58%         80%    1.06%(b)
        (2.63)        11.49       30.35       20,299    1.08(b)(c)        2.70          276         1.08(b)
        (1.92)        11.15       12.50      135,731    1.00(b)           3.31          264         1.00(b)
        (1.59)        11.65        4.90      164,215       1.00+          2.91+          83         1.00+
        (0.35)        12.68       25.27      163,198       0.99           3.25          174         0.99
        (0.25)        10.44       (1.73)     162,215       0.98           2.31          156         0.99
        (0.30)        10.87        9.22      178,270       0.90           2.82           50         0.97
       $(0.82)       $ 9.54      (10.60)%   $  1,655       1.56%(b)(c)     2.08%         80%    1.66%(b)
        (2.57)        11.50       29.90        1,868       1.58(b)(c)     2.20          276         1.58(b)
        (1.79)        11.14        9.06        5,537       1.50+(b)       2.81+         264         1.50+(b)
       $(0.83)       $ 9.52      (10.43)%   $ 25,256       1.31%(b)(c)     2.33%         80%    1.31%(b)
        (2.61)        11.47       30.13       16,009       1.33(b)(c)     2.45          276         1.33(b)
        (1.90)        11.13       12.18        9,075       1.25(b)        3.06          264         1.25(b)
        (1.58)        11.64        4.86        6,261       1.25+          2.66+          83         1.25+
        (0.33)        12.66       25.01        5,276       1.24           3.00          174         1.24
        (0.22)        10.42       (2.02)       4,881       1.23           2.06          156         1.24
        (0.29)        10.86        8.93        5,191       1.15           2.57           50         1.22
       $(0.80)       $ 9.49      (10.87)%   $ 72,181       2.06%(b)(c)     1.58%         80%    2.06%(b)
        (2.53)        11.45       29.35       78,813       2.00(b)(c)     1.78          276         2.00(b)
        (1.84)        11.11       11.62       64,058       1.75(b)        2.56          264         1.75(b)
        (1.55)        11.62        4.69       65,764       1.75+          2.16+          83         1.75+
        (0.27)        12.63       24.35       65,275       1.74           2.50          174         1.74
        (0.18)        10.40       (2.51)      52,905       1.73           1.56          156         1.74
        (0.13)        10.85        3.45       27,982       1.65+          2.07+          50         1.72+
       $(0.79)       $ 9.46      (10.84)%   $  1,521       2.06%(b)(c)     1.58%         80%    2.06%(b)
        (2.54)        11.41       29.43        1,947       1.91(b)(c)     1.87          276         1.91(b)
        (1.87)        11.08       11.85        1,396       1.50(b)        2.81          264         1.50(b)
        (1.55)        11.60        4.71        1,187       1.62+          2.29+          83         1.62+
        (0.24)        12.61       24.03          992       1.99           2.25          174         1.99
        (0.15)        10.38       (2.72)         951       1.98           1.31          156         1.99
        (0.23)        10.82        8.06        1,196       1.90           1.82           50         1.97

---------------

## Per share net investment income has been calculated using the monthly average share method.
(a) Fiscal year changed to March 31. Prior to this, the fiscal year end was November 30.
(b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(c) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                       NET ASSET                 NET REALIZED      NET INCREASE/      DIVIDENDS    DISTRIBUTIONS
                                         VALUE        NET       AND UNREALIZED     (DECREASE) IN       FROM NET      FROM NET
                                       BEGINNING   INVESTMENT   GAIN/(LOSS) ON    NET ASSET VALUE     INVESTMENT     REALIZED
                                       OF PERIOD     INCOME      INVESTMENTS      FROM OPERATIONS       INCOME     CAPITAL GAINS
                                       -----------------------------------------------------------------------------------------
EQUITY INCOME:
PRIMARY A
Six months ended
  09/30/1998(unaudited)#.............   $13.94       $0.12          $(2.49)            $(2.37)          $(0.12)       $(0.85)
Year ended 03/31/1998................    12.30        0.29            3.79               4.08            (0.28)        (2.16)
Year ended 03/31/1997................    13.14        0.43            1.55               1.98            (0.41)        (2.41)
Period ended 03/31/1996(a)...........    11.81        0.30            1.77               2.07            (0.37)        (0.37)
Year ended 05/31/1995................    11.43        0.42            1.11               1.53            (0.42)        (0.73)
Year ended 05/31/1994................    12.06        0.38            0.22               0.60            (0.42)        (0.81)
Year ended 05/31/1993................    11.41        0.37            1.08               1.45            (0.35)        (0.45)
PRIMARY B
Six months ended
  09/30/1998(unaudited)#.............   $13.94       $0.12          $(2.59)            $(2.47)          $(0.12)       $(0.85)
Year ended 03/31/1998................    12.30        0.24            3.75               3.99            (0.19)        (2.16)
Period ended 03/31/1997*.............    13.50        0.25            1.21               1.46            (0.25)        (2.41)
INVESTOR A
Six months ended
  09/30/1998(unaudited)#.............   $13.89       $0.11          $(2.49)            $(2.38)          $(0.11)       $(0.85)
Year ended 03/31/1998................    12.26        0.26            3.77               4.03            (0.24)        (2.16)
Year ended 03/31/1997................    13.11        0.36            1.58               1.94            (0.38)        (2.41)
Period ended 03/31/1996(a)...........    11.78        0.27            1.77               2.04            (0.34)        (0.37)
Year ended 05/31/1995................    11.41        0.40            1.10               1.50            (0.40)        (0.73)
Year ended 05/31/1994................    12.02        0.37            0.21               0.58            (0.38)        (0.81)
Year ended 05/31/1993................    11.40        0.34            1.05               1.39            (0.32)        (0.45)
INVESTOR B
Six months ended
  09/30/1998(unaudited)#.............   $13.87       $0.06          $(2.47)            $(2.41)          $(0.07)       $(0.85)
Year ended 03/31/1998................    12.25        0.17            3.77               3.94            (0.16)        (2.16)
Year ended 03/31/1997................    13.10        0.31            1.57               1.88            (0.32)        (2.41)
Period ended 03/31/1996(a)...........    11.77        0.22            1.76               1.98            (0.28)        (0.37)
Year ended 05/31/1995................    11.40        0.34            1.11               1.45            (0.35)        (0.73)
Period ended 05/31/1994*.............    11.98        0.37            0.22               0.59            (0.36)        (0.81)
INVESTOR C
Six months ended
  09/30/1998(unaudited)#.............   $14.01       $0.06          $(2.50)            $(2.44)          $(0.07)       $(0.85)
Year ended 03/31/1998................    12.35        0.18            3.83               4.01            (0.19)        (2.16)
Year ended 03/31/1997................    13.19        0.33            1.59               1.92            (0.35)        (2.43)
Period ended 03/31/1996(a)...........    11.83        0.21            1.78               1.99            (0.26)        (0.37)
Year ended 05/31/1995................    11.47        0.32            1.08               1.40            (0.31)        (0.73)
Year ended 05/31/1994................    12.04        0.28            0.21               0.49            (0.25)        (0.81)
Period ended 05/31/1993*.............    11.13        0.32            1.32               1.64            (0.28)        (0.45)

---------------

 * Equity Income Primary A, Primary B, Investor A, Investor B and Investor C Shares commenced operations on April 11, 1991, June 28, 1996, April 16, 1991, June 7, 1993 and June 17, 1992, respectively.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period since use of the undistributed income method did not accord with the results of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                                  WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                               ----------------------
                                                         RATIO OF     RATIO OF NET                    RATIO OF
        TOTAL       NET ASSET              NET ASSETS    OPERATING     INVESTMENT                    OPERATING
      DIVIDENDS       VALUE                  END OF     EXPENSES TO    INCOME TO     PORTFOLIO      EXPENSES TO
         AND         END OF      TOTAL       PERIOD       AVERAGE       AVERAGE      TURNOVER         AVERAGE
    DISTRIBUTIONS    PERIOD     RETURN++    (000'S)     NET ASSETS     NET ASSETS      RATE          NET ASSETS
---------------------------------------------------------------------------------------------------------------------
       $(0.97)       $10.60      (18.16)%   $686,202       0.82%(b)       2.04%          31%            0.82%(b)
        (2.44)        13.94       37.21      915,630       0.86(b)        2.22           74             0.86(b)
        (2.82)        12.30       15.62      200,772       0.91(b)        3.09          102             0.91(b)
        (0.74)        13.14       17.98      283,142       0.90+          2.84+          59             0.90+
        (1.15)        11.81       14.79      283,082       0.92           3.75          158             0.93
        (1.23)        11.43        5.00      225,740       0.94           3.41          116             0.95
        (0.80)        12.06       13.30      175,949       0.92           3.37           55             1.04
       $(0.97)       $10.50      (18.92)%   $     --(c)    1.32%(b)       1.54%          31%            1.42%(b)
        (2.35)        13.94       36.36            0(c)    1.36(b)        1.72           74             1.36(b)
        (2.66)        12.30       11.17        6,484       1.41+(b)       2.59+         102             1.41+(b)
       $(0.96)       $10.55      (18.32)%   $ 52,743       1.07%(b)       1.79%          31%            1.07%(b)
        (2.40)        13.89       36.92       68,006       1.11(b)        1.97           74             1.11(b)
        (2.79)        12.26       15.30       47,891       1.16(b)        2.84          102             1.16(b)
        (0.71)        13.11       17.75       42,606       1.15+          2.59+          59             1.15+
        (1.13)        11.78       14.53       35,538       1.17           3.50          158             1.18
        (1.19)        11.41        4.74       33,691       1.19           3.16          116             1.20
        (0.77)        12.02       12.78       32,760       1.17           3.12           55             1.29
       $(0.92)       $10.54      (18.56)%   $112,844       1.82%(b)       1.04%          31%            1.82%(b)
        (2.32)        13.87       36.02      144,929       1.78(b)        1.30           74             1.78(b)
        (2.73)        12.25       14.76      108,055       1.66(b)        2.34          102             1.66(b)
        (0.65)        13.10       17.21      104,026       1.65+          2.09+          59             1.65+
        (1.08)        11.77       14.03       75,371       1.67           3.00          158             1.68
        (1.17)        11.40        4.84       46,043       1.69+          2.66+         116             1.70+
       $(0.92)       $10.65      (18.56)%   $  6,605       1.82%(b)       1.04%          31%            1.82%(b)
        (2.35)        14.01       36.28       10,348       1.69(b)        1.39           74             1.69(b)
        (2.76)        12.35       15.01        5,007       1.41(b)        2.59          102             1.41(b)
        (0.63)        13.19       17.20        4,612       1.75+          1.99+          59             1.75+
        (1.04)        11.83       13.49        4,278       1.92           2.75          158             1.93
        (1.06)        11.47        3.96        4,221       1.94           2.41          116             1.95
        (0.73)        12.04       15.31        4,377       1.92+          2.37+          55             2.04+

---------------

(a) Fiscal year changed to March 31. Prior to this, the fiscal year end was May 31.
(b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 001%.
(c) Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                    NET INCREASE/
                                      NET ASSET                    NET REALIZED     (DECREASE) IN    DIVIDENDS    DISTRIBUTIONS
                                        VALUE          NET        AND UNREALIZED   NET ASSET VALUE    FROM NET      FROM NET
                                      BEGINNING    INVESTMENT     GAIN/(LOSS) ON        FROM         INVESTMENT     REALIZED
                                      OF PERIOD   INCOME/(LOSS)    INVESTMENTS       OPERATIONS        INCOME     CAPITAL GAINS
                                      -----------------------------------------------------------------------------------------
VALUE:
PRIMARY A
Six months ended
  09/30/1998 (unaudited)#...........   $19.92        $ 0.08           $(2.31)          $(2.23)         $(0.07)       $(1.59)
Year ended 03/31/1998...............    17.87          0.20             5.98             6.18           (0.19)        (3.94)
Year ended 03/31/1997...............    16.60          0.26             2.69             2.95           (0.26)        (1.42)
Period ended 03/31/1996(a)..........    16.21          0.07             1.06             1.13           (0.12)        (0.62)
Year ended 11/30/1995...............    12.98          0.27             3.91             4.18           (0.28)        (0.67)
Year ended 11/30/1994...............    13.74          0.24            (0.23)            0.01           (0.23)        (0.54)
Year ended 11/30/1993...............    12.45          0.24             1.38             1.62           (0.24)        (0.09)
PRIMARY B
Six months ended
  09/30/1998 (unaudited)#...........   $19.98        $ 0.08           $(2.34)          $(2.26)         $(0.07)       $(1.59)
Year ended 03/31/1998...............    17.87          0.11             6.01             6.12           (0.07)        (3.94)
Period ended 03/31/1997*............    17.19          0.14             2.10             2.24           (0.14)        (1.42)
INVESTOR A
Six months ended
  09/30/1998 (unaudited)#...........   $19.92        $ 0.05           $(2.29)          $(2.24)         $(0.05)       $(1.59)
Year ended 03/31/1998...............    17.87          0.15             5.98             6.13           (0.14)        (3.94)
Year ended 03/31/1997...............    16.60          0.21             2.70             2.91           (0.22)        (1.42)
Period ended 03/31/1996(a)..........    16.21          0.05             1.06             1.11           (0.10)        (0.62)
Year ended 11/30/1995...............    12.98          0.23             3.92             4.15           (0.25)        (0.67)
Year ended 11/30/1994...............    13.72          0.20            (0.20)            0.00           (0.20)        (0.54)
Year ended 11/30/1993...............    12.45          0.22             1.35             1.57           (0.21)        (0.09)
INVESTOR B
Six months ended
  09/30/1998 (unaudited)#...........   $19.81        $(0.01)          $(2.29)          $(2.30)             --        $(1.59)
Year ended 03/31/1998...............    17.81          0.02             5.96             5.98           (0.04)        (3.94)
Year ended 03/31/1997...............    16.55          0.14             2.68             2.82           (0.14)        (1.42)
Period ended 03/31/1996(a)..........    16.15          0.03             1.05             1.08           (0.06)        (0.62)
Year ended 11/30/1995...............    12.94          0.17             3.89             4.06           (0.18)        (0.67)
Year ended 11/30/1994...............    13.71          0.15            (0.22)           (0.07)          (0.16)        (0.54)
Period ended 11/30/1993*............    13.08          0.11             0.63             0.74           (0.11)           --
INVESTOR C
Six months ended
  09/30/1998 (unaudited)#...........   $19.75        $(0.01)          $(2.25)          $(2.26)         $(0.01)       $(1.59)
Year ended 03/31/1998...............    17.75          0.04             5.95             5.99           (0.05)        (3.94)
Year ended 03/31/1997...............    16.50          0.17             2.68             2.85           (0.18)        (1.42)
Period ended 03/31/1996(a)..........    16.09          0.04             1.05             1.09           (0.06)        (0.62)
Year ended 11/30/1995...............    12.90          0.13             3.88             4.01           (0.15)        (0.67)
Year ended 11/30/1994...............    13.64          0.12            (0.22)           (0.10)          (0.10)        (0.54)
Year ended 11/30/1993...............    12.41          0.13             1.32             1.45           (0.13)        (0.09)

---------------
 * Value Primary A, Primary B, Investor A, Investor B and Investor C Shares commenced operations on September 19, 1989, June 28, 1996, December 6, 1989, June 7, 1993 and June 17, 1992, respectively.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                                 WITHOUT WAIVERS
                                                                                                 AND/OR EXPENSE
                                                                                                 REIMBURSEMENTS
                                                                                                 ---------------
                                                     RATIO OF         RATIO OF                      RATIO OF
    TOTAL       NET ASSET              NET ASSETS    OPERATING     NET INVESTMENT                   OPERATING
  DIVIDENDS       VALUE                  END OF     EXPENSES TO   INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD       AVERAGE         AVERAGE        TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++    (000'S)     NET ASSETS       NET ASSETS        RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------------
   $(1.66)       $16.03      (12.34)% $1,859,196       0.92%+(b)        0.85%+           19%          0.92%+(b)
    (4.13)        19.92       38.53    2,248,460       0.95(b)          1.04             79           0.95(b)
    (1.68)        17.87       18.07    1,200,853       0.97(b)          1.51             47           0.97(b)
    (0.74)        16.60        7.20      998,957       0.96+            1.30+            12           0.96+
    (0.95)        16.21       34.53      956,669       0.94             1.90             63           0.94
    (0.77)        12.98       (0.08)     799,743       0.93             1.85             75           0.93
    (0.33)        13.74       13.19      707,185       0.96             1.98             64           0.97
   $(1.66)       $16.06      (12.45)%  $      --(c)    1.42%+(b)        0.35+            19%          1.52%+(b)
    (4.01)        19.98       38.09           --(c)    1.45(b)          0.54             79           1.45(b)
    (1.56)        17.87       13.20       27,586       1.47+(b)         1.01+            47           1.47+(b)
   $(1.64)       $16.04      (12.38)%  $ 124,392       1.17%+(b)        0.60%+           19%          1.17%+(b)
    (4.08)        19.92       38.22      149,167       1.20(b)          0.79             79           1.20(b)
    (1.64)        17.87       17.80       70,305       1.22(b)          1.26             47           1.22(b)
    (0.72)        16.60        7.07       54,341       1.21+            1.05+            12           1.21+
    (0.92)        16.21       34.22       48,440       1.19             1.65             63           1.19
    (0.74)        12.98       (0.17)      35,445       1.18             1.60             75           1.18
    (0.30)        13.72       12.80       32,607       1.21             1.73             64           1.22
   $(1.59)       $15.92      (12.77)%  $ 135,912       1.92%+(b)       (0.15)%+          19%          1.92%+(b)
    (3.98)        19.81       37.29      149,635       1.87(b)          0.12             79           1.87(b)
    (1.56)        17.81       17.21       99,999       1.72(b)          0.76             47           1.72(b)
    (0.68)        16.55        6.90       88,861       1.71+            0.55+            12           1.71+
    (0.85)        16.15       33.55       83,699       1.69             1.15             63           1.69
    (0.70)        12.94       (0.69)      42,530       1.68             1.10             75           1.68
    (0.11)        13.71        5.65       10,449       1.71+            1.23+            64           1.72+
   $(1.60)       $15.89      (12.60)%  $  10,828       1.92%+(b)       (0.15)%+          19%          1.92%+(b)
    (3.99)        19.75       37.55       13,969       1.78(b)          0.21             79           1.78(b)
    (1.60)        17.75       17.51        6,519       1.47(b)          1.01             47           1.47(b)
    (0.68)        16.50        6.99        4,633       1.58+            0.68+            12           1.58+
    (0.82)        16.09       33.15        4,185       1.94             0.90             63           1.94
    (0.64)        12.90       (0.92)       2,983       1.93             0.85             75           1.93
    (0.22)        13.64       11.85        2,997       1.96             0.98             64           1.97

---------------

  # Per share numbers have been calculated using the monthly average share method.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(c) Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                      NET ASSET                   NET REALIZED     NET INCREASE/    DIVIDENDS     DISTRIBUTIONS
                                        VALUE          NET       AND UNREALIZED    (DECREASE) IN     FROM NET        FROM NET
                                     BEGINNING OF   INVESTMENT   GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT   REALIZED CAPITAL
                                        PERIOD        INCOME      INVESTMENTS     FROM OPERATIONS     INCOME          GAINS
                                          ---------------------------------------------------------------------------------------
GROWTH & INCOME:
PRIMARY A
Six months ended
  09/30/1998 unaudited)#...........     $12.03        $(0.02)        $(0.55)          $(0.57)         $0.00           $(0.01)
Period ended 03/31/1998*#..........      10.00          0.01           2.02             2.03           0.00             0.00
INVESTOR A
Six months ended
  09/30/1998 (unaudited)#..........     $12.02        $(0.01)        $(0.52)          $(0.53)         $0.00           $(0.01)
Period ended 03/31/1998*#..........      10.00          0.00(b)        2.02             2.02           0.00             0.00
INVESTOR B
Six months ended
  09/30/1998 unaudited)#...........     $12.02        $(0.03)        $(0.54)          $(0.57)         $0.00           $(0.01)
Period ended 03/31/1998*#..........      10.00         (0.02)          2.04             2.02           0.00             0.00
INVESTOR C
Six months ended
  09/30/1998 unaudited)#...........     $12.02        $(0.04)        $(0.52)          $(0.56)         $0.00           $(0.01)
Period ended 03/31/1998*#..........      10.00         (0.02)          2.04             2.02           0.00             0.00

---------------

  * Growth & Income Primary A, Primary B, Investor A, Investor B and Investor C Shares commenced operations on December 31, 1997.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
  # Per share net investment income has been calculated using the monthly average share method.
(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) Amount represents less than $0.01 per share.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                                      WITHOUT
                                                                                                      WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   --------------
                                           NET ASSETS    RATIO OF        RATIO OF                     RATIO OF
        TOTAL       NET ASSET                END OF      OPERATING    NET INVESTMENT                 OPERATING
      DIVIDENDS       VALUE                  PERIOD     EXPENSES TO     INCOME TO      PORTFOLIO    EXPENSES TO
         AND         END OF      TOTAL        (IN         AVERAGE      AVERAGE NET     TURNOVER       AVERAGE
    DISTRIBUTIONS    PERIOD     RETURN++     000'S)     NET ASSETS        ASSETS         RATE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------

       $(0.01)       $11.45      (4.82)%    $13,139        1.25%+(a)       0.16%+         95%           1.36%+(a)
         0.00        $12.03      20.30        2,517        1.09+(a)        0.38+          22            1.97+(a)

       $(0.01)       $11.48      (4.87)%    $ 8,699        1.50%+(a)      (0.09)%+        95%           1.61%+(a)
         0.00        $12.02      20.20        1,141        1.34+(a)        0.13+          22            2.22+(a)

       $(0.01)       $11.44      (4.90)%    $41,122        2.25%+(a)      (0.84)%+        95%           2.36%+(a)
         0.00        $12.02      20.20        7,907        2.09+(a)       (0.62)+         22            2.97+(a)

       $(0.01)       $11.45      (4.82)%    $   828        2.25%+(a)      (0.84)%+        95%           2.36%+(a)
         0.00        $12.02      20.20          518        2.09+(a)       (0.62)+         22            2.97+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                        NET ASSET                 NET REALIZED      NET INCREASE/      DIVIDENDS    DISTRIBUTIONS
                                          VALUE        NET       AND UNREALIZED     (DECREASE) IN       FROM NET      FROM NET
                                        BEGINNING   INVESTMENT   GAIN/(LOSS) ON    NET ASSET VALUE     INVESTMENT     REALIZED
                                        OF PERIOD     INCOME      INVESTMENTS      FROM OPERATIONS       INCOME     CAPITAL GAINS
                                        -----------------------------------------------------------------------------------------
EQUITY INDEX:
PRIMARY A
Six months ended 09/30/1998
  (unaudited)#........................   $22.41       $0.13          $(1.61)            $(1.48)          $(0.12)       $(0.95)
Year ended 03/31/1998#................    15.89        0.27            7.11               7.38            (0.27)        (0.59)
Year ended 03/31/1997.................    13.58        0.26            2.36               2.62            (0.26)        (0.05)
Period ended 03/31/1996(a)............    12.91        0.08            0.86               0.94            (0.13)        (0.14)
Year ended 11/30/1995.................     9.84        0.28            3.20               3.48            (0.28)        (0.13)
Period ended 11/30/1994*..............    10.00        0.24           (0.21)              0.03            (0.19)           --
PRIMARY B
Six months ended 09/30/1998
  (unaudited)#........................   $22.46       $0.08          $(1.61)            $(1.53)          $(0.08)       $(0.95)
Year ended 03/31/1998#................    15.89        0.18            7.12               7.30            (0.14)        (0.59)
Period ended 03/31/1997*..............    14.13        0.16            1.80               1.96            (0.15)        (0.05)
INVESTOR A
Six months ended 09/30/1998
  (unaudited)#........................   $22.31       $0.10          $(1.60)            $(1.50)          $(0.10)       $(0.95)
Year ended 03/31/1998#................    15.87        0.21            7.05               7.26            (0.23)        (0.59)
Year ended 03/31/1997.................    13.58        0.25            2.32               2.57            (0.23)        (0.05)
Period ended 03/31/1996(a)............    12.91        0.06            0.87               0.93            (0.12)        (0.14)
Period ended 11/30/1995*..............    12.29        0.03            0.59               0.62               --            --

---------------

  * Equity Index Primary A, Primary B and Investor A Shares commenced operations on December 15, 1993, June 28, 1996 and October 10, 1995, respectively.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
  # Per share net investment income has been calculated using the monthly average share method.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                                                    WITHOUT WAIVERS
                                                                                                                    AND/OR EXPENSE
                                                                          RATIO OF                                  REIMBURSEMENTS
                                                                         OPERATING                                  ---------------
                                                         RATIO OF       EXPENSES TO      RATIO OF NET                  RATIO OF
        TOTAL       NET ASSET              NET ASSETS    OPERATING        AVERAGE         INVESTMENT                   OPERATING
      DIVIDENDS       VALUE                  END OF     EXPENSES TO      NET ASSETS       INCOME TO     PORTFOLIO     EXPENSES TO
         AND         END OF      TOTAL       PERIOD       AVERAGE        INCLUDING         AVERAGE      TURNOVER        AVERAGE
    DISTRIBUTIONS    PERIOD     RETURN++    (000'S)     NET ASSETS    INTEREST EXPENSE    NET ASSETS      RATE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
       $(1.07)       $19.86      (6.92)%    $648,722       0.35%+(b)        0.35%+           1.25%+         2%            0.70%+(b)
        (0.86)        22.41      47.38       656,523       0.35(b)          0.36             1.39          26             0.66(b)
        (0.31)        15.89      19.41       567,039       0.35(b)           N/A             1.91           5             0.70(b)
        (0.27)        13.58       7.33       192,388       0.35+            0.35+            1.99+          2             0.73+
        (0.41)        12.91      36.35       145,021       0.37             0.38             2.44          18             0.78
        (0.19)         9.84       0.29       123,147       0.35+              --             2.64+         14             0.79+
       $(1.03)       $19.90      (7.13)%    $    185       0.85%+(b)        0.85%+           0.75%+         2%            1.30%+(b)
        (0.73)        22.46      46.75           123       0.85(b)          0.86             0.89          26             1.16(b)
        (0.20)        15.89      13.93         5,505       0.85+(b)          N/A             1.41+          5             1.20+(b)
       $(1.05)       $19.76      (7.05)%    $  7,905       0.60%+(b)        0.60%+           1.00%+         2%            0.95%+(b)
        (0.82)        22.31      46.58         4,595       0.60(b)          0.61             1.14          26             0.91(b)
        (0.28)        15.87      19.06         2,574       0.60(b)           N/A             1.66           5             0.95(b)
        (0.26)        13.58       7.26            95       0.35+            0.35+            1.99+          2             0.73+
           --         12.91       5.04            11       0.62+            0.63+            2.19+         18             1.03+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                       NET ASSET                    NET REALIZED                       DIVIDENDS    DISTRIBUTIONS
                                         VALUE          NET        AND UNREALIZED    NET INCREASE IN    FROM NET      FROM NET
                                       BEGINNING    INVESTMENT     GAIN/(LOSS) ON    NET ASSET VALUE   INVESTMENT     REALIZED
                                       OF PERIOD   INCOME/(LOSS)     INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                       ------------------------------------------------------------------------------------------
CAPITAL GROWTH:
PRIMARY A
Six months ended 09/30/1998
  (unaudited)##......................   $13.30        $ 0.00(b)        $(1.46)           $(1.46)             --        $(1.99)
Year ended 03/31/1998##..............    11.70          0.02             5.27              5.29          $(0.01)        (3.68)
Year ended 03/31/1997##..............    13.43          0.05             1.66              1.71           (0.05)        (3.39)
Period ended 03/31/1996(a)...........    14.24          0.02             0.38              0.40           (0.02)        (1.19)
Year ended 11/30/1995................    11.23          0.09             3.28              3.37           (0.10)        (0.26)
Year ended 11/30/1994................    11.08          0.09             0.14              0.23           (0.08)        (0.00)(b)
Year ended 11/30/1993................    10.68          0.09             0.42              0.51           (0.10)        (0.01)
PRIMARY B
Six months ended 09/30/1998
  (unaudited)##......................   $13.20        $ 0.00(b)        $(1.47)           $(1.47)             --        $(1.99)
Year ended 03/31/1998##..............    11.68         (0.05)            5.25              5.20              --         (3.68)
Period ended 03/31/1997#*............    13.96         (0.01)            1.12              1.11              --         (3.39)
INVESTOR A
Six months ended 09/30/1998
  (unaudited)##......................   $13.26        $(0.01)          $(1.46)           $(1.47)             --        $(1.99)
Year ended 03/31/1998##..............    11.67         (0.01)            5.28              5.27              --         (3.68)
Year ended 03/31/1997##..............    13.41          0.02             1.65              1.67          $(0.02)        (3.39)
Period ended 03/31/1996(a)...........    14.22          0.01             0.38              0.39           (0.01)        (1.19)
Year ended 11/30/1995................    11.21          0.06             3.28              3.34           (0.07)        (0.26)
Year ended 11/30/1994................    11.06          0.07             0.14              0.21           (0.06)        (0.00)(b)
Year ended 11/30/1993................    10.67          0.07             0.41              0.48           (0.08)        (0.01)
INVESTOR B
Six months ended 09/30/1998
  (unaudited)##......................   $12.83        $(0.05)          $(1.40)           $(1.45)             --        $(1.99)
Year ended 03/31/1998##..............    11.47         (0.10)            5.14              5.04              --         (3.68)
Year ended 03/31/1997##..............    13.31         (0.08)            1.63              1.55              --         (3.39)
Period ended 03/31/1996(a)...........    14.15         (0.02)            0.37              0.35              --         (1.19)
Year ended 11/30/1995................    11.17         (0.03)            3.27              3.24              --         (0.26)
Year ended 11/30/1994................    11.05         (0.01)            0.13              0.12              --         (0.00)(b)
INVESTOR C
Six months ended 09/30/1998
  (unaudited)##......................   $12.92        $(0.05)          $(1.39)           $(1.44)             --        $(1.99)
Year ended 03/31/1998##..............    11.50         (0.08)            5.18              5.10              --         (3.68)
Year ended 03/31/1997##..............    13.26         (0.01)            1.64              1.63              --         (3.39)
Period ended 03/31/1996(a)...........    14.09          0.00(b)          0.36              0.36              --         (1.19)
Year ended 11/30/1995................    11.14         (0.03)            3.24              3.21              --         (0.26)
Year ended 11/30/1994................    11.01         (0.02)            0.15              0.13              --         (0.00)(b)
Year ended 11/30/1993................    10.67         (0.00)(b)         0.38              0.38          $(0.03)        (0.01)

---------------
  * Capital Growth Primary A, Primary B, Investor A, Investor B and Investor C Shares commenced operations on September 30, 1992, June 28, 1996, October 2, 1992, June 7, 1993 and October 2, 1992, respectively.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
  # The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating mar portfolio.
 ## Per share net investment income has been calculated using the monthly average share method.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Amount represents less than $0.01 per share.
(c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(d) The effect of interest expense on the operating expense ratio was less than 0.01%.
                       SEE NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)


                                                                                                  WITHOUT WAIVERS
                                                                                                  AND/OR EXPENSE
                                                                                                  REIMBURSEMENTS
                                                                                                  ---------------
                                                         RATIO OF     RATIO OF NET                   RATIO OF
        TOTAL       NET ASSET              NET ASSETS    OPERATING     INVESTMENT                    OPERATING
      DIVIDENDS       VALUE                  END OF     EXPENSES TO   INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
         AND         END OF      TOTAL       PERIOD       AVERAGE      TO AVERAGE     TURNOVER        AVERAGE
    DISTRIBUTIONS    PERIOD     RETURN++    (000'S)     NET ASSETS     NET ASSETS       RATE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------
       $(1.99)       $ 9.85      (12.81)%   $640,461       0.94%+(c)(d)    0.05%+         22%           0.94%+(c)
        (3.69)        13.30       53.89      872,150       0.95(c)(d)      0.13          113            0.95(c)
        (3.44)        11.70       11.88      533,168       0.96(d)         0.39           75            0.96
        (1.21)        13.43        3.14      839,300       0.96+           0.38+          25            0.96+
        (0.36)        14.24       30.96      867,361       0.98            0.71           80            0.98
        (0.08)        11.23        2.14      717,914       0.90            0.85           56            0.91
        (0.11)        11.08        4.84      646,661       0.80            0.84           81            0.89
       $(1.99)       $ 9.47      (13.01)%   $    236       1.44%+(c)(d)   (0.45)%+        22%           1.54%+(c)
        (3.68)        13.20       52.99          271       1.45(c)(d)     (0.37)         113            1.45(c)
        (3.39)        11.68        7.07       12,367       1.46+(d)       (0.11)+         75            1.46+
       $(1.59)       $ 9.80      (12.93)%   $ 39,734       1.19%+(c)(d)   (0.20)%+        22%           1.19%+(c)
        (3.68)        13.26       53.83       43,380       1.20(c)(d)     (0.12)         113            1.20(c)
        (3.41)        11.67       11.58       20,465       1.21(d)         0.14           75            1.21
        (1.20)        13.41        3.02       18,311       1.21+           0.13+          25            1.21+
        (0.33)        14.22       30.70       16,770       1.23            0.46           80            1.23
        (0.06)        11.21        1.93       11,038       1.15            0.60           56            1.16
        (0.09)        11.06        4.56       11,182       1.05            0.59           81            1.14
       $(1.59)       $ 9.39      (13.27)%   $ 52,218       1.94%+(c)(d)   (0.95)%+        22%           1.94%+(c)
        (3.68)        12.83       52.52       59,496       1.95(c)(d)     (0.87)         113            1.95(c)
        (3.39)        11.47       10.68       41,933       1.96(d)        (0.61)          75            1.96
        (1.19)        13.31        2.77       41,045       1.96+          (0.62)+         25            1.96+
        (0.26)        14.15       29.80       40,868       1.98           (0.29)          80            1.98
        (0.00)(b)     11.17        1.12       23,591       1.90           (0.15)          56            1.91
       $(1.99)       $ 9.49      (13.33)%   $  3,025       1.94%+(c)(d)   (0.95)%+        22%           1.94%+(c)
        (3.68)        12.92       53.02        6,176       1.78(c)(d)     (0.70)         113            1.78(c)
        (3.39)        11.50       11.39        5,752       1.46(d)        (0.11)          75            1.46
        (1.19)        13.26        2.86        3,655       1.58+          (0.24)+         25            1.58+
        (0.26)        14.09       29.61        3,322       1.98           (0.29)          80            1.98
        (0.00)(b)     11.14        1.22        2,394       1.90           (0.15)          56            1.91
        (0.04)        11.01        3.61        2,919       1.80           (0.16)          81            1.89

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                     NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                       VALUE          NET        AND UNREALIZED     DECREASE IN      FROM NET      FROM NET
                                     BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                     OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                     -----------------------------------------------------------------------------------------
DISCIPLINED EQUITY:
PRIMARY A
Six months ended
  09/30/1998(unaudited)##..........   $22.17        $ 0.01           $(2.38)          $(2.37)             --        $(1.62)
Year ended 03/31/1998##............    18.47          0.08             7.88             7.96          $(0.03)        (4.23)
Year ended 03/31/1997..............    17.19          0.14             2.79             2.93           (0.14)        (1.51)
Period ended 03/31/1996(a).........    17.06          0.05             0.35             0.40           (0.04)        (0.23)
Year ended 11/30/1995..............    13.08          0.10             3.96             4.06           (0.08)           --
Period ended 11/30/1994*...........    13.31          0.01            (0.23)#          (0.22)          (0.01)           --
Period ended 04/29/1994*...........    13.65         (0.05)            2.66             2.61              --         (2.95)
Period ended 04/30/1993*...........    10.00         (0.03)            3.74             3.71              --         (0.06)
PRIMARY B
Six months ended
  09/30/1998(unaudited)##..........   $22.17        $ 0.01           $(2.36)          $(2.35)             --        $(1.62)
Year ended 03/31/1998##............    18.47         (0.03)            7.96             7.93              --         (4.23)
Period ended 03/31/1997***.........    17.84          0.03             2.15             2.18          $(0.04)        (1.51)
INVESTOR A
Six months ended
  09/30/1998(unaudited)##..........   $22.09        $(0.01)          $(2.37)          $(2.38)             --        $(1.62)
Year ended 03/31/1998##............    18.44          0.02             7.87             7.89          $(0.01)        (4.23)
Year ended 03/31/1997..............    17.16          0.08             2.80             2.88           (0.09)        (1.51)
Period ended 03/31/1996(a).........    17.04          0.04             0.35             0.39           (0.04)        (0.23)
Year ended 11/30/1995..............    13.06          0.09             3.96             4.05           (0.07)           --
Period ended 11/30/1994**..........    13.30          0.00(b)         (0.23)#          (0.23)          (0.01)           --
Period ended 04/30/1994**..........    14.94         (0.04)            1.35             1.31              --         (2.95)
INVESTOR B
Six months ended
  09/30/1998(unaudited)##..........   $21.57        $(0.09)          $(2.29)          $(2.38)             --        $(1.62)
Year ended 03/31/1998##............    18.20         (0.12)            7.72             7.60              --         (4.23)
Year ended 03/31/1997..............    17.00         (0.05)            2.76             2.71              --         (1.51)
Period ended 03/31/1996(a).........    16.89         (0.01)            0.35             0.34              --         (0.23)
Year ended 11/30/1995..............    13.02          0.03             3.87             3.90          $(0.03)           --
Period ended 11/30/1994***.........    12.77         (0.02)            0.28             0.26           (0.01)           --
INVESTOR C
Six months ended
  09/30/1998(unaudited)##..........   $21.92        $(0.09)          $(2.14)          $(2.43)             --        $(1.62)
Year ended 03/31/1998##............    18.41         (0.09)            7.83             7.74              --         (4.23)
Year ended 03/31/1997..............    17.10          0.04             2.79             2.83          $(0.01)        (1.51)
Period ended 03/31/1996(a).........    16.97          0.01             0.35             0.36              --         (0.23)
Period ended 11/30/1995***.........    14.08         (0.00)(b)         2.92             2.92           (0.03)           --

---------------

  * The period for the Disciplined Equity Primary A Shares reflects operations from April 30, 1994 through November 30, 1994. The financial information for the fiscal periods through April 29, 1994 is based on the financial information for The Capitol Mutual Funds Special Equity Portfolio Class A Shares, which were reorganized into Primary A Shares of Nations Disciplined Equity Fund (then named Nations Special Equity Fund) as of the close of business on April 29, 1994. The Capitol Mutual Funds' Special Equity Portfolio Class A Shares commenced operations on October 1, 1992.
 ** The period for the Disciplined Equity's Investor A Shares reflects operations from April 30, 1994 through November 30, 1994. The financial information for the fiscal periods through April 29, 1994 is based on the financial information for The Capitol Mutual Funds Special Equity Portfolio Class B Shares, which were reorganized into Investor A Shares of Nations Disciplined Equity Fund (then named Nations Special Equity Fund) as of the close of business on April 29, 1994. The Capitol Mutual Funds Special Equity Portfolio Class B Shares commenced operations on July 26, 1993.
*** Disciplined Equity's Primary B, Investor B and Investor C Shares commenced operations on June 28, 1996, May 20, 1994 and May 10, 1995, respectively.
  + Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                                              WITHOUT WAIVERS
                                                                                                              AND/OR EXPENSE
                                                                                                              REIMBURSEMENTS
                                                                                                              ---------------
                                                                     RATIO OF     RATIO OF NET                   RATIO OF
                    TOTAL       NET ASSET              NET ASSETS    OPERATING     INVESTMENT                    OPERATING
                  DIVIDENDS       VALUE                  END OF     EXPENSES TO   INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
    RETURN OF        AND         END OF      TOTAL       PERIOD     AVERAGE NET    TO AVERAGE     TURNOVER      AVERAGE NET
     CAPITAL    DISTRIBUTIONS    PERIOD     RETURN++   (IN 000'S)     ASSETS       NET ASSETS       RATE          ASSETS
    -------------------------------------------------------------------------------------------------------------------------
         --        $(1.62)       $18.18      (11.73)%   $349,435       0.94%+(c)(d)      0.14%+       39%       0.94%+(c)(d)
         --         (4.23)        22.17       48.65      132,504       0.98(c)(d)      0.37           79        0.98(c)(d)
         --         (1.65)        18.47       17.00      100,260       1.04(c)         0.70          120        1.04
         --         (0.27)        17.19        2.44      116,469       1.02+           0.82+          47        1.02+
         --         (0.08)        17.06       31.13      109,939       1.30            0.85          124        1.30
     $(0.00)(b)     (0.01)        13.08       (1.62)       9,947       1.13+           0.12+         177        1.56+
         --         (2.95)        13.31       18.79        8,079       1.20+          (0.60)+        475        1.53+
         --         (0.06)        13.65       37.13        4,638       1.20+          (0.58)+        203        1.31+
         --        $(1.62)       $18.20      (11.64)%   $     --(e)    1.44%+(c)(d)     (0.36)%+      39%       1.54%+(c)(d)
         --         (4.23)        22.17       48.44           --(e)    1.48(c)(d)     (0.13)          79        1.48(c)(d)
         --         (1.55)        18.47       12.13        1,121       1.54+(c)        0.20+         120        1.54+
         --        $(1.62)       $18.09      (11.82)%   $ 62,013       1.19%+(c)(d)     (0.11)%+      39%       1.19%+(c)(d)
         --         (4.23)        22.09       48.28       21,725       1.23(c)(d)      0.12           79        1.23(c)(d)
         --         (1.60)        18.44       16.76        6,837       1.29(c)         0.45          120        1.29
         --         (0.27)        17.16        2.35        4,722       1.12+           0.72+          47        1.12+
         --         (0.07)        17.04       31.05        3,234       1.40            0.75          124        1.40
     $(0.00)(b)     (0.01)        13.06       (1.71)         252       1.23+           0.02+         177        1.66+
         --         (2.95)        13.30        8.31          165       1.30+          (0.62)+        475        1.74+
         --        $(1.62)       $17.57      (12.13)%   $ 39,413       1.94%+(c)(d)     (0.86)%+      39%       1.94%+(c)(d)
         --         (4.23)        21.57       47.14       38,079       1.98(c)(d)     (0.63)          79        1.98(c)(d)
         --         (1.51)        18.20       15.86       20,257       2.04(c)        (0.30)         120        2.04
         --         (0.23)        17.00        2.08       18,412       2.02+          (0.18)+         47        2.02+
         --         (0.03)        16.89       29.94       16,874       2.30           (0.15)         124        2.30
     $(0.00)(b)     (0.01)        13.02        2.02          177       2.09+          (0.84)+        177        2.52+
         --        $(1.62)       $17.87      (12.16)%   $  1,170       1.94%+(c)(d)     (0.86)%+      39%       1.94%+(c)(d)
         --         (4.23)        21.92       47.38        1,199       1.81(c)(d)     (0.46)          79        1.81(c)(d)
         --         (1.52)        18.41       16.45          446       1.54(c)         0.20          120        1.54
         --         (0.23)        17.10        2.19          283       1.65+           0.19+          47        1.65+
         --         (0.03)        16.97       20.78          322       2.30+          (0.15)+        124        2.30+

---------------
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.
## Per share net investment income has been calculated using the monthly average share method.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Amount represents less than $0.01 per share.
(c) The effect of interest expense on the operating expense ratio was less than 0.01%.
(d) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and / or expense reimbursements, was less than 0.01%.
(e) Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                     NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                       VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                     BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                     OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                     -----------------------------------------------------------------------------------------
FOCUSED EQUITIES:
PRIMARY A SHARES
Six months ended
  09/30/1998(unaudited)#...........   $12.13        $ 0.00           $0.10             $0.10          $0.00         $(0.01)
Period ended 03/31/1998*#..........    10.00         (0.01)           2.14              2.13           0.00           0.00
INVESTOR A SHARES
Six months ended
  09/30/1998(unaudited)#...........   $12.14        $(0.01)          $0.13             $0.12          $0.00         $(0.01)
Period ended 03/31/1998*#..........    10.00         (0.01)           2.15              2.14           0.00           0.00
INVESTOR B SHARES
Six months ended
  09/30/1998(unaudited)#...........   $12.13        $(0.03)          $0.12             $0.09          $0.00         $(0.01)
Period ended 03/31/1998*#..........    10.00         (0.04)           2.17              2.13           0.00           0.00
INVESTOR C SHARES
Six months ended
  09/30/1998(unaudited)#...........   $12.13        $(0.03)          $0.11             $0.07          $0.00         $(0.01)
Period ended 03/31/1998*#..........    10.00         (0.04)           2.17              2.13           0.00           0.00

---------------

  *  Focused Equities Primary A, Investor A, Investor B and
     Investor C Shares commenced operations on December 31, 1997.
  +  Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
  # Per share net investment income has been calculated using the monthly average share method.
(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                                      WITHOUT WAIVERS
                                                                                                      AND/OR EXPENSE
                                                                                                      REIMBURSEMENTS
                                                                                                      ---------------
                                                             RATIO OF     RATIO OF NET                   RATIO OF
        TOTAL         NET ASSET                NET ASSETS    OPERATING     INVESTMENT                    OPERATING
      DIVIDENDS         VALUE                    END OF     EXPENSES TO   INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
         AND           END OF        TOTAL       PERIOD       AVERAGE      TO AVERAGE     TURNOVER        AVERAGE
    DISTRIBUTIONS      PERIOD       RETURN++    (000'S)     NET ASSETS     NET ASSETS       RATE        NET ASSETS
    -----------------------------------------------------------------------------------------------------------------
       $(0.01)         $12.22         0.83%     $ 35,523       1.16%+(a)       0.08%+        103%          1.16%+(a)
         0.00           12.13       21.30          8,808    1.52+(a)          (0.30)+         25       1.52+(a)
       $(0.01)         $12.25         1.00%     $ 40,867       1.41%+(a)      (0.17)%+       103%          1.41%+(a)
         0.00           12.14       21.40          6,056    1.77+(a)          (0.55)+         25       1.77+(a)
       $(0.01)         $12.21         0.75%     $106,753       2.16%+(a)      (0.92)%+       103%          2.16%+(a)
         0.00           12.13       21.30         20,446    2.52+(a)          (1.30)+         25       2.52+(a)
       $(0.01)         $12.19         0.67%     $  1,641       2.16%+(a)      (0.92)%+       103%          2.16%+(a)
         0.00           12.13       21.30            469    2.52+(a)          (1.30)+         25       2.52+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                    NET ASSET                    NET REALIZED      NET INCREASE/    DISTRIBUTIONS
                                                      VALUE          NET        AND UNREALIZED     (DECREASE) IN      FROM NET
                                                    BEGINNING    INVESTMENT     GAIN/(LOSS) ON    NET ASSET VALUE     REALIZED
                                                    OF PERIOD   INCOME/(LOSS)     INVESTMENTS     FROM OPERATIONS   CAPITAL GAINS
                                                    -----------------------------------------------------------------------------
EMERGING GROWTH:
PRIMARY A SHARES
Six months ended 09/30/1998(unaudited)#...........   $16.56        $(0.02)          $(4.16)           $(4.18)          $(2.27)
Year ended 03/31/1998#............................    12.86         (0.06)            5.55              5.49            (1.79)
Year ended 03/31/1997#............................    14.04         (0.04)            0.20              0.16            (1.34)
Period ended 03/31/1996#(a).......................    14.28         (0.00)(b)         1.26              1.26            (1.50)
Year ended 11/30/1995.............................    11.41          0.01             3.26              3.27            (0.40)
Year ended 11/30/1994#............................    10.87         (0.03)            0.71              0.68            (0.14)
Period ended 11/30/1993*..........................    10.00         (0.01)            0.89              0.88            (0.01)
PRIMARY B SHARES
Six months ended 09/30/1998(unaudited)#...........   $16.41        $(0.05)          $(4.26)           $(4.31)          $(2.27)
Year ended 03/31/1998#............................    12.81         (0.15)            5.54              5.39            (1.79)
Year ended 03/31/1997#*...........................    15.08         (0.08)           (0.85)            (0.93)           (1.34)
INVESTOR A SHARES
Six months ended 09/30/1998(unaudited)#...........   $16.30        $(0.04)          $(4.08)           $(4.12)          $(2.27)
Year ended 03/31/1998#............................    12.69         (0.10)            5.50              5.40            (1.79)
Year ended 03/31/1997#............................    13.91         (0.07)            0.19              0.12            (1.34)
Period ended 03/31/1996#(a).......................    14.17         (0.01)            1.25              1.24            (1.50)
Year ended 11/30/1995.............................    11.35         (0.01)            3.23              3.22            (0.40)
Year ended 11/30/1994#............................    10.85         (0.06)            0.70              0.64            (0.14)
Period ended 11/30/1993*..........................     9.87         (0.03)            1.02              0.99            (0.01)
INVESTOR B SHARES
Six months ended 09/30/1998(unaudited)#...........   $15.58        $(0.08)          $(3.86)           $(3.94)          $(2.27)
Year ended 03/31/1998#............................    12.29         (0.20)            5.28              5.08            (1.79)
Year ended 03/31/1997#............................    13.61         (0.18)            0.20              0.02            (1.34)
Period ended 03/31/1996#(a).......................    13.93         (0.05)            1.23              1.18            (1.50)
Year ended 11/30/1995.............................    11.24         (0.07)            3.16              3.09            (0.40)
Year ended 11/30/1994#............................    10.82         (0.14)            0.70              0.56            (0.14)
Period ended 11/30/1993*..........................     9.88         (0.02)            0.96              0.94               --
INVESTOR C SHARES
Six months ended 09/30/1998(unaudited)#...........   $15.63        $(0.08)          $(3.87)           $(3.95)          $(2.27)
Year ended 03/31/1998#............................    12.31         (0.18)            5.29              5.11            (1.79)
Year ended 03/31/1997#............................    13.56         (0.10)            0.19              0.09            (1.34)
Period ended 03/31/1996#(a).......................    13.87         (0.03)            1.22              1.19            (1.50)
Year ended 11/30/1995.............................    11.20         (0.08)            3.15              3.07            (0.40)
Year ended 11/30/1994#............................    10.78         (0.14)            0.70              0.56            (0.14)
Period ended 11/30/1993*..........................     9.89         (0.09)            0.98              0.89               --

---------------

 * Emerging Growth Primary A, Primary B, Investor A, Investor B and Investor C Shares commenced operations on December 4, 1992, June 28, 1996, December 10, 1992, June 7, 1993 and December 18, 1992, respectively.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Per share net investment income has been calculated using the monthly average share method.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) Amount represents less than $0.01 per share.
(c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(d) Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                                                 WITHOUT WAIVERS
                                                                                                                 AND/OR EXPENSE
                                                                                                                 REIMBURSEMENTS
                                                                      RATIO OF                                   ---------------
                                                     RATIO OF        OPERATING          RATIO OF                    RATIO OF
    TOTAL       NET ASSET              NET ASSETS    OPERATING      EXPENSES TO      NET INVESTMENT                 OPERATING
  DIVIDENDS       VALUE                  END OF     EXPENSES TO     AVERAGE NET       INCOME/(LOSS)    PORTFOLIO   EXPENSES TO
     AND         END OF      TOTAL       PERIOD       AVERAGE     ASSETS INCLUDING     TO AVERAGE      TURNOVER      AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++    (000'S)     NET ASSETS    INTEREST EXPENSE     NET ASSETS        RATE      NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
   $(2.27)       $10.11      (29.52)%   $177,136       0.96%+(c)       0.98%+             (0.25)%+         23%        0.98%+(c)
    (1.79)        16.56       45.09      318,584    0.98(c)            0.99               (0.42)           76      0.98(c)
    (1.34)        12.86        0.48      267,319    0.98(c)             N/A               (0.26)           93      0.98(c)
    (1.50)        14.04        9.87      295,764      0.99+             N/A               (0.06)+          39         0.99%+
    (0.40)        14.28       29.95      269,484       0.98             N/A                0.08           139         0.98
    (0.14)        11.41        6.26      182,459       1.01             N/A               (0.29)          129         1.01
    (0.01)        10.87        8.81      121,281      0.80+             N/A               (0.15)+         159         1.01+
   $(2.27)       $ 9.83      (30.74)%   $     --(d) 1.46%+(c)          1.48%+             (0.75)%+         23%        1.58%+(c)
    (1.79)        16.41       44.33           23    1.48(c)            1.49               (0.92)           76      1.48(c)
    (1.34)        12.81       (6.80)       2,897    1.48+(c)            N/A               (0.76)+          93         1.48+(c)
   $(2.27)       $ 9.91      (29.64)%   $ 13,158    1.21%+(c)          1.23%+             (0.50)%+         23%        1.23%+(c)
    (1.79)        16.30       44.86       21,591    1.23(c)             N/A               (0.67)           76      1.23(c)
    (1.34)        12.69        0.18       12,126    1.23(c)             N/A               (0.51)           93      1.23(c)
    (1.50)        13.91        9.80        7,802      1.24+             N/A               (0.31)+          39         1.24+
    (0.40)        14.17       29.65        5,765       1.23             N/A               (0.17)          139         1.23
    (0.14)        11.35        5.90        3,234       1.26             N/A               (0.54)          129         1.26
    (0.01)        10.85        9.99        2,095      1.05+             N/A               (0.40)+         159         1.26+
   $(2.27)       $ 9.37      (29.88)%   $ 29,584    1.96%+(c)          1.98%+             (1.25)%+         23%        1.98%+(c)
    (1.79)        15.58       43.64       45,451    1.98(c)            1.99               (1.42)           76      1.98(c)
    (1.34)        12.29       (0.57)      33,342    1.98(c)             N/A               (1.26)           93      1.98(c)
    (1.50)        13.61        9.52       34,989      1.99+             N/A               (1.06)+          39         1.99+
    (0.40)        13.93       28.75       32,349       1.98             N/A               (0.92)          139         1.98
    (0.14)        11.24        5.17       15,909       2.01             N/A               (1.29)          129         2.01
       --         10.82        9.51        3,594      1.80+             N/A               (1.15)+         159         2.01+
   $(2.27)       $ 9.41      (29.85)%   $  1,179    1.96%+(c)          1.98%+             (1.25)%+         23%        1.98%+(c)
    (1.79)        15.63       43.80        2,266    1.81(c)            1.82               (1.25)           76      1.81(c)
    (1.34)        12.31       (0.04)       1,437    1.48(c)             N/A               (0.76)           93      1.48(c)
    (1.50)        13.56        9.64          936      1.61+             N/A               (0.68)+          39         1.61+
    (0.40)        13.87       28.67          805       1.98             N/A               (0.92)          139         1.98
    (0.14)        11.20        5.19          542       2.01             N/A               (1.29)          129         2.01
       --         10.78        9.00          469      1.80+             N/A               (1.15)+         159         2.01+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                             NET ASSET                 NET REALIZED    NET DECREASE   DIVIDENDS    DISTRIBUTIONS
                                               VALUE        NET       AND UNREALIZED   IN NET ASSET    FROM NET      FROM NET
                                             BEGINNING   INVESTMENT      LOSS ON        VALUE FROM    INVESTMENT     REALIZED
                                             OF PERIOD     INCOME      INVESTMENTS      OPERATIONS      INCOME     CAPITAL GAINS
                                             -----------------------------------------------------------------------------------
SMALL COMPANY GROWTH:
PRIMARY A SHARES
Six months ended
  09/30/1998 (unaudited)#..................   $15.79       $(0.02)        $(4.53)         $(4.55)       $ 0.00        $(0.74)
Period ended 03/31/1998*...................    12.07         0.01           4.43            4.44         (0.01)        (0.71)
Period ended 05/16/97*.....................    10.65         0.04           1.47            1.51         (0.04)        (0.05)
Period ended 08/31/96*(a)..................    10.00         0.09           0.64            0.73         (0.08)           --
INVESTOR A SHARES
Six months ended
  09/30/1998 (unaudited)#..................   $15.74       $(0.24)        $(4.52)         $(4.56)       $ 0.00        $(0.74)
Period ended 03/31/1998*...................    12.05        (0.02)          4.42            4.40            --         (0.71)
Period ended 05/16/97*.....................    10.64         0.03           1.46            1.49         (0.03)        (0.05)
Period ended 08/31/96*(a)..................    10.00         0.05           0.64            0.69         (0.05)           --
INVESTOR B SHARES
Six months ended
  09/30/1998 (unaudited)#..................   $15.59       $(0.09)        $(4.46)         $(4.55)       $ 0.00        $(0.74)
Period ended 03/31/1998*...................    12.03        (0.08)          4.35            4.27            --         (0.71)
Period ended 05/16/97*.....................    10.65        (0.03)          1.46            1.43            --         (0.05)
Period ended 08/31/96*(a)..................    10.00         0.01           0.65            0.66         (0.01)           --
INVESTOR C SHARES
Six months ended
  09/30/1998 (unaudited)#..................   $15.74       $ 0.00         $ 0.00          $ 0.00        $ 0.00        $(0.74)
Period ended 03/31/1998**..................    15.18        (0.08)          1.35            1.27            --         (0.71)

---------------

  * The financial information for the fiscal periods prior to May 23, 1997 reflects the financial information for the Pilot Small Capitalization Equity Fund's Pilot Shares, Class A Shares and Class B Shares, which were reorganized into the Primary A Shares, Investor A Shares and Investor B Shares, respectively, as of the close of business on May 23, 1997. Prior to May 23, 1997, the investment manager to Small Company Growth was Boatmen's Trust Company. Effective May 23, 1997, the investment manager to Small Company Growth was TradeStreet Investment Associates, Inc.
 ** Investor C Shares commenced operations on September 22, 1997.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
  # Per share net investment income has been calculated using the monthly average share method.
(a) Represents the period from December 12, 1995 (commencement of operations) to August 31, 1996.
(b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01% for Primary A, Investor A and Investor C Shares and 0.01% for Investor B Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                                                   WITHOUT WAIVERS
                                                                                                                   AND/OR EXPENSE
                                                                                                                   REIMBURSEMENTS
                                                                      RATIO OF                                     ---------------
                                       NET ASSETS    RATIO OF         OPERATING          RATIO OF                     RATIO OF
    TOTAL       NET ASSET                END OF      OPERATING       EXPENSES TO      NET INVESTMENT                  OPERATING
  DIVIDENDS       VALUE                  PERIOD     EXPENSES TO      AVERAGE NET          INCOME       PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL        (IN         AVERAGE     ASSETS INCLUDING      TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     000'S)     NET ASSETS    INTEREST EXPENSES     NET ASSETS       RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
   $(0.74)       $10.50      (30.27)%   $321,210       0.95%+(b)        0.95%+            (0.37)%+        46%           1.21%+(b)
    (0.72)        15.79     37.27        235,427       0.95+(b)         0.95+              0.05+          59            1.26+(b)
    (0.09)        12.07     14.21        109,450       0.98+              --               0.54+          48            1.41+
    (0.08)        10.65     7.37          70,483       1.00+              --               1.06+          31            1.54+
   $(0.74)       $10.44      (30.27)%   $ 14,507       1.20%+(b)        1.20%+            (0.62)%+        46%           1.46%+(b)
    (0.71)        15.74     37.02          6,772       1.20+(b)         1.20+             (0.20)+         59            1.51+(b)
    (0.08)        12.05     13.98          3,697       1.23+              --               0.30+          48            1.66+
    (0.05)        10.64     6.88           2,611       1.25+              --               0.66+          31            1.65+
   $(0.74)       $10.30      (30.65)%   $  4,343       1.95%+(b)        1.95%+            (1.12)%+        46%           2.21%+(b)
    (0.71)        15.59     36.06          3,384       1.87+(b)         1.88+             (0.87)+         59            2.18+(b)
    (0.05)        12.03     13.43          2,635       1.97+              --              (0.45)+         48            2.41+
    (0.01)        10.65     6.65           1,878       2.01+              --              (0.07)+         31            2.44+
   $(0.74)       $10.42      (30.50)%   $  1,909       1.95%+(b)        1.95%+            (1.12)%+        46%           2.21%+(b)
    (0.71)        15.74     8.75           3,122       1.95+(b)         1.95+             (0.95)+         59            2.26+(b)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS                                     (UNAUDITED)

Nations Fund Trust (the "Trust") and Nations Fund, Inc. (the "Company") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end investment companies. At September 30, 1998, the Trust offered thirty-seven separate portfolios and the Company offered nine separate portfolios. These financial statements pertain only to certain domestic stock portfolios of the Trust and the Company (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of the Trust and the Company are presented under separate cover. The Funds (except Equity Index Fund, Focused Equities Fund and Growth & Income Fund) currently offer five classes of shares: Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares and Investor C Shares. Index Fund currently offers Primary A Shares, Primary B Shares and Investor A Shares and Focused Equities Fund and Growth & Income Fund currently offer Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to its class and separate voting rights on matters in which in which the interests of one class differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation: Securities which are traded on a recognized exchange or on NASDAQ are valued at the last sales price on the exchange or market on which such securities are primarily traded. Securities traded only over-the-counter are valued at the closing bid prices or, if no sale occurred on such day, at the mean of the current bid and asked prices. Certain securities may be valued by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and certain other assets are valued by the investment advisor under the supervision of the Board of Trustees/Directors. Short-term investments that mature in 60 days or less are valued at amortized cost.

Futures Contracts: The Equity Index Fund may invest in futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract. The Fund recognizes a realized gain or loss when the contract is closed, equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

Risks arise in the possible movement of the securities or indices underlying those investments. Risks also include the possibility that there may not be a liquid secondary market for these contracts, that a change in the value of the contract may not correlate with changes in the value of the underlying securities or that the counterparty to a contract may default on its obligation to perform.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its classes based upon the relative net assets of each class of shares.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)                         (UNAUDITED)

Dividends and Distributions to Shareholders: Distributions from net investment income are declared and paid each calendar quarter by the Balanced Assets, Emerging Growth, Equity Index, Focused Equities and Growth & Income Funds; all other Funds declare and pay distributions monthly. Each Fund will distribute net realized capital gains (including net short-term capital gains), annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

Federal Income Tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for Federal income or excise tax.

Expenses: General expenses of the Trust or the Company are allocated to the Funds based upon relative net assets. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class. Expenses not directly attributable to the operations of any class are prorated based on the relative net assets of each class. The Funds bear all costs in connection with their organization, including the fees and expenses of registering and qualifying their shares for distribution under Federal and state securities regulations. All such costs are being amortized on a straight line basis over a period of five years from commencement of operations.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Each of the Trust and the Company has entered into an investment advisory agreement (the "Investment Advisory Agreements") with NationsBanc Advisors, Inc. ("NBAI"), a wholly-owned subsidiary of NationsBank, N.A. ("NationsBank"). Under the Investment Advisory Agreements, NBAI is entitled to receive an advisory fee calculated daily and payable monthly based on the following annual rates multiplied by the average daily net assets of each Fund:

                                                          ANNUAL
                                                           RATE
                                                          ------
Small Company Growth....................................  1.00%
Focused Equities, Growth & Income.......................  0.85%
Balanced Assets, Value, Capital Growth, Disciplined
 Equity, Emerging Growth................................  0.75%
Equity Index............................................  0.50%

                         FEES ON          FEES ON          FEES ON
                        NET ASSETS       NET ASSETS       NET ASSETS
                          UP TO         BETWEEN $100      EXCEEDING
                       $100 MILLION   AND $250 MILLION   $250 MILLION
                       ----------------------------------------------
Equity Income........     0.75%            0.70%            0.60%

Each of the Trust and the Company has entered into a sub-advisory agreement with NBAI and TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of NationsBank, pursuant to which TradeStreet is entitled to receive a fee from NBAI at the following annual rates of each of the following Fund's average daily net assets:

                                                          ANNUAL
                                                           RATE
                                                          ------
Growth and Income, Focused Equities.....................  0.45%
Balanced Assets, Value, Capital Growth, Disciplined
 Equity, Emerging Growth, Small Company Growth..........  0.25%
Equity Income...........................................  0.20%
Equity Index............................................  0.10%

The Trust has, on behalf of the Focused Equities and Growth & Income Funds, entered into a sub-advisory agreement with NBAI and Marsico Capital Management, LLC ("Marsico"), pursuant to which Marsico is entitled to receive a fee from NBAI at the annual rate of 0.45% of each Fund's average daily net assets.

Stephens, Inc. ("Stephens") serves as administrator of the Trust and the Company. First Data Investor Services Group, Inc. ("First Data"), a wholly-owned subsidiary of First Data Corporation, serves as co-administrator. Stephens and First Data are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of each Fund's average net assets. NBAI is the sub-administrator of the Trust and the Company pursuant to an agreement with Stephens. For the six months ended September 30, 1998, Stephens earned $2,282,000 from the Funds for its administration services, of which $761,000 was paid to NBAI for its services as sub-administrator.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)                         (UNAUDITED)

The investment advisor, sub-advisor and administrator may, from time to time, voluntarily reduce their fees payable by each Fund. For the six months ended September 30, 1998, the fee waivers were as follows:

                                                     FEES WAIVED
                                                     BY ADVISOR
                                                     -----------
Value..............................................  $   31,000
Equity Index.......................................   1,208,000
Emerging Growth....................................       3,000
Small Company Growth...............................     502,000
Growth & Income....................................      24,000

NationsBank of Texas, N.A. ("NationsBank of Texas") served as the custodian of the Trust's and the Company's assets until it merged with NationsBank on May 6, 1998. NationsBank began serving as custodian for the Trust's and the Company's assets on that date and is providing the same services as were previously provided by NationsBank of Texas. For the six months ended September 30, 1998, NationsBank of Texas and NationsBank earned $6,000 and $24,000, respectively, for providing such services. The Bank of New York ("BNY") has entered into agreements with each of the Funds, NationsBank of Texas and NationsBank, whereby BNY serves as sub-custodian for the Funds. For the six months ended September 30, 1998, expenses of the Funds were reduced by $16,000 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

First Data also serves as the transfer agent for the Funds' shares. NationsBank of Texas also served as the sub-transfer agent for the Primary Shares of the Funds until it merged with NationsBank on May 6, 1998. NationsBank began serving as the sub-transfer agent for the Primary Shares of the Funds on that date and is providing the same services as were previously provided by NationsBank of Texas. For the six months ended September 30, 1998, NationsBank of Texas and NationsBank earned approximately $5,000 and $19,000, respectively, for providing such services.

Stephens serves as distributor of the Funds' shares. For the six months ended September 30, 1998, the Funds were informed that the distributor received $468,182 in contingent deferred sales charges from shares which were subject to such charges. A substantial portion of these fees are paid to affiliates of NationsBank and NBAI.

The Trust and the Company pay each unaffiliated Trustee or Director an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Fund and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. The Trust and the Company also reimburse expenses incurred by each unaffiliated Trustee or Director in attending such meetings.

The Trust's and the Company's eligible Trustees or Directors, respectively, may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of Nations Treasury Fund, a portfolio of the Company. The expense for the deferred compensation and retirement plans is included in "Trustees'/Directors' fees and expenses" in the Statements of Operations.

The Company has made daily investments of cash balances in Nations Cash Reserves, a portfolio of Nations Institutional Reserves, pursuant to an exemptive order received from the Securities and Exchange Commission. For the six months ended September 30, 1998, the Funds earned $3,585,000 in aggregate from such investments.

A significant portion of each Fund's Primary A Shares represent investments by fiduciary accounts over which Nations Bank has either sole or joint investment discretion.

On September 30, 1998, NationsBank Corporation, the parent company of NationsBank, merged with BankAmerica Corporation.

3. SHAREHOLDER SERVICING AND
    DISTRIBUTION PLANS

The Trust and the Company each have adopted a shareholder administration plan for Primary B shares of each Fund (except Growth & Income and Focused Equities) and shareholder servicing plans and distri-

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)                         (UNAUDITED)

bution plans for the Investor A, Investor B and Investor C Shares of each Fund (except Equity Index). The administration plan permits the Funds to compensate institutions for shareholder administration services provided to their customers that own Primary B Shares. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, permit the Funds to compensate or reimburse the distributor (and for Investor A shares, the distributor and/or selling agents) for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate as a percentage of average daily net assets set forth from time to time by the Board of Trustees/Directors, and are charged as expenses of each Fund directly to the applicable class. A substantial portion of the expenses incurred pursuant to these plans are paid to affiliates of NationsBank and NBAI.

At September 30, 1998, the current rates in effect and the plan limits, as a percentage of average daily assets, were as follows:

                                                           PLAN
                                           CURRENT RATE    LIMIT
                                           ---------------------
Primary B Administration Plan............      0.50%       0.60%
Investor A Shareholder Servicing and
 Distribution Plan.......................      0.25%       0.25%
Investor B and C Distribution Plan:......      0.75%       0.75%
Investor B and C Shareholder Servicing
 Plans...................................      0.25%       0.25%

4. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 1998 were as follows:

                                      PURCHASES         SALES
                                     ----------------------------
Balanced Assets....................  $147,908,000    $106,879,000
Equity Income......................   312,792,000     385,200,000
Value..............................   459,684,000     615,756,000
Growth & Income....................    88,531,000      33,116,000

                                      PURCHASES         SALES
                                     ----------------------------
Equity Index.......................  $ 55,422,000    $ 10,347,000
Capital Growth.....................   180,006,000     327,157,000
Disciplined Equity.................   420,520,000     163,378,000
Focused Equities...................   236,262,000      99,100,000
Emerging Growth....................    67,773,000     129,679,000
Small Company Growth...............   383,006,000     158,121,000

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended September 30, 1998 were as follows:

                                        PURCHASES        SALES
                                       --------------------------
Balanced Assets......................  $26,162,000    $14,788,000
Growth & Income......................      939,000             --

5. SHARES OF BENEFICIAL INTEREST/CAPITAL STOCK

As of September 30, 1998, an unlimited number of shares of beneficial interest without par value were authorized for the Trust and 420,000,000,000 shares of $.001 par value capital stock were authorized for the Company. The Trust's Declaration of Trust and the Company's Articles of Incorporation authorize the Board of Trustees/Directors to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedule of Capital Stock Activity.

6.  LINE OF CREDIT

The Trust and the Company participate in an uncommitted line of credit provided by BNY under an agreement (the "Agreement") dated July 10, 1998. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of no less than 4 to 1 net assets (not including funds borrowed pursuant to the Agreement) to aggregate amount of indebtedness pursuant to the Agreement.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)                         (UNAUDITED)

For the six months ended September 30, 1998, borrowing by the Funds under the Agreement were as follows:

                                                   AVERAGE
                         AVERAGE                    DEBT     AVERAGE
                         AMOUNT        AVERAGE       PER     INTEREST
        FUND           OUTSTANDING     SHARES       SHARE      RATE
---------------------------------------------------------------------
Balanced Assets......   $ 94,000      15,296,000    $0.01      6.01%
Equity Income........    240,000      84,505,000     0.00(a)   5.87%
Value................     73,000     135,374,000     0.00(a)   5.87%
Capital Growth.......    829,000      75,759,000     0.01      5.87%
Disciplined Equity...     71,000      21,123,000     0.00(a)   6.02%
Emerging Growth......    426,000      23,893,000     0.02      6.11%
Small Company
 Growth..............     91,000      28,208,000     0.00(a)   5.95%

---------------
(a) Amount represents less than $0.01 per share.

The average amount outstanding was calculated based on daily balances in the period.

7. LENDING OF PORTFOLIO SECURITIES

Under an agreement with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves, a portfolio of Nations Institutional Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

At September 30, 1998 the following funds had securities on loan:

                                  MARKET VALUE OF    MARKET VALUE
             FUND                LOANED SECURITIES   OF COLLATERAL
------------------------------------------------------------------
Balanced Assets................     $ 7,465,000       $ 7,635,000
Equity Income..................      14,725,000        15,611,000
Value..........................      76,446,000        83,740,000
Growth & Income................       1,466,000         1,599,000
Equity Index...................      23,956,000        25,631,000
Capital Growth.................      51,402,000        55,444,000
Disciplined Equity.............      44,459,000        47,176,000
Focused Equities...............         388,000           424,000
Emerging Growth................      25,076,000        27,175,000
Small Company Growth...........      24,656,000        25,597,000

8.  REORGANIZATIONS

ACQUISITION OF THE PILOT FUNDS

On May 23, 1997, the Small Company Growth Fund, a newly established portfolio, acquired the assets and certain liabilities of the Pilot Small Capitalization Equity Fund pursuant to a plan of reorganization approved by its shareholders. The acquisition was accomplished by a tax-free exchange of shares of the Small Company Growth Fund in an amount equal to the outstanding shares of the Pilot Small Capitalization Equity Fund. The financial statements of the Small Company Growth Fund reflect the historical financial results of the Pilot Small Capitalization Equity Fund prior to the reorganization. Additionally, the fiscal year end of the Pilot Small Capitalization Equity Fund for financial reporting purposes was changed to coincide with that of the Company.

On May 16, 1997, certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets and certain liabilities of the Pilot Funds, also listed below (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedule of Capital Stock Activity. Net assets

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)                         (UNAUDITED)

and unrealized appreciation as of the reorganization date were as follows:

                                                                                                                  ACQUIRED
                                                                                          TOTAL NET ASSETS OF       FUND
                                              TOTAL NET ASSETS OF   TOTAL NET ASSETS OF     ACQUIRING FUND       UNREALIZED
    ACQUIRING               ACQUIRED             ACQUIRED FUND        ACQUIRING FUND       AFTER ACQUISITION    APPRECIATION
       FUND                   FUND                   (000)                 (000)                 (000)             (000)
----------------------------------------------------------------------------------------------------------------------------
Equity Income       Pilot Equity Income Fund       $141,496             $  380,383            $  521,879          $21,628
Value               Pilot Growth and Income         340,919              1,483,907             1,824,827           70,611
                    Fund
Disciplined Equity  Pilot Growth Fund                37,751                134,469               172,220            6,637

ACQUISITION OF EMERALD FUNDS

On May 15, 1998, certain Funds (each an "Acquiring Fund"), acquired the assets and certain liabilities of the Emerald Funds (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and volume of shares issued by the Acquiring Fund are presented in the Schedule of Capital Stock Activity. Net assets as of the reorganization date were as follows:

                                                                                                         ACQUIRED
                                                                                 TOTAL NET ASSETS OF       FUND
                                     TOTAL NET ASSETS OF   TOTAL NET ASSETS OF     ACQUIRING FUND       UNREALIZED
    ACQUIRING          ACQUIRED         ACQUIRED FUND        ACQUIRING FUND       AFTER ACQUISITION    APPRECIATION
       FUND              FUND               (000)                 (000)                 (000)             (000)
-------------------------------------------------------------------------------------------------------------------
Balanced Assets     Emerald
                    Balanced Assets       $ 76,887             $  121,047            $  197,934          $ 8,903
Disciplined Equity  Emerald Equity         296,852                258,201               555,053           67,060
Small Company       Emerald Small
Growth              Capitalization         153,088                313,094               466,181           20,046
Value               Emerald
                    Equity Value            26,394              2,570,167             2,596,561            4,855

CONVERSION OF COMMON TRUST FUNDS

On November 12, 1997, certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets of certain common trust funds, managed by Nations Bank, as listed below (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedule of Capital Stock Activity. Net assets and unrealized appreciation as of the conversion date were as follows:

                                                                                                      ACQUIRED
                                                                              TOTAL NET ASSETS OF       FUND
                                  TOTAL NET ASSETS OF   TOTAL NET ASSETS OF     ACQUIRING FUND       UNREALIZED
   ACQUIRING        ACQUIRED         ACQUIRED FUND        ACQUIRING FUND       AFTER ACQUISITION    APPRECIATION
     FUND             FUND               (000)                 (000)                 (000)             (000)
----------------------------------------------------------------------------------------------------------------
Capital Growth   Common Trust
                 Equity Funds
                 for Personal
                 Trusts                $ 53,754             $  994,840            $1,048,594          $ 23,336
Capital Growth   Common Trust
                 Capital Growth         469,943                524,896               994,840           131,129
Value            Common Trust
                 Value Equity           916,928              1,630,080             2,547,009           256,045
Equity Income    Common Trust
                 Equity Income          563,468                508,666             1,072,134            75,094
Emerging Growth  Common Trust
                 Emerging Growth        103,027                347,819               450,846            26,813

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)                         (UNAUDITED)

CONVERSION OF COMMON TRUST FUNDS

On April 17, 1998 and April 29, 1998 certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets of certain common trust funds, managed by Nations Bank, as listed below (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedule of Capital Stock Activity. Net assets and unrealized appreciation as of the conversion date were as follows:

                                                                                                         ACQUIRED
                                                                                 TOTAL NET ASSETS OF       FUND
                                     TOTAL NET ASSETS OF   TOTAL NET ASSETS OF     ACQUIRING FUND       UNREALIZED
    ACQUIRING          ACQUIRED         ACQUIRED FUND        ACQUIRING FUND       AFTER ACQUISITION    APPRECIATION
       FUND              FUND               (000)                 (000)                 (000)             (000)
-------------------------------------------------------------------------------------------------------------------
April 17, 1998
Equity Income       Common Trust
                    ASB Equity
                    Income                $ 62,189             $1,085,070            $1,147,258          $13,366
Small Company       Common Trust
Growth              ASB Special
                    Equity                   7,075                238,952               246,027            1,125
Value               Common Trust
                    ASB LT Equity          120,426              2,484,751             2,605,177           62,186
April 29, 1998
Disciplined Equity  Common Trust
                    Kansas Growth           47,340                201,122               248,463            3,636
Disciplined Equity  Common Trust
                    Oklahoma Growth          4,245                248,463               252,707              281

9.  SUBSEQUENT EVENTS

Effective October 19, 1998, BNY began serving as the custodian for the Trust's and the Company's assets and is providing the same services as were previously provided by NationsBank. There is no longer a sub-custodian for the Trust or the Company.

On November 5, 1998, the Board of Directors/Trustees of each of the Company and the Trust approved changes in the Fund's administration arrangements whereby NBAI and Stephens will each serve as co-administrators for the Funds, and BNY will serve as sub-administrator. These changes, which will become effective for the Funds in the first quarter of 1999, will reflect an increase in the overall administration fees paid by the Funds.

 72
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                     [BACKGROUND GRAPHIC DEPICTING BASKETS]

                                                                 --------------
[NATIONS FUNDS LOGO]                                                BULK RATE
P.O. BOX 32602                                                    U.S. POSTAGE
CHARLOTTE, NC 28234-4602                                              PAID
TOLL FREE 1-800-982-2271                                          N READING, MA
                                                                 PERMIT NO. 105
                                                                 --------------




SARI 97495 9/98